MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 83.0%
Corporate Bonds 7.2%
Brazil 0.9%
Braskem Netherlands Finance BV
Series Reg S
4.50%, due 1/31/30 (a)	$ 293,000	$ 297,650
Light Servicos de Eletricidade SA
Series Reg S
4.375%, due 6/18/26	550,000	543,400
		841,050
Georgia 1.0%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	950,000	931,000
Mexico 1.2%
Cemex SAB de CV
Series Reg S
3.875%, due 7/11/31	800,000	758,376
Series Reg S
5.20%, due 9/17/30	300,000	309,000
		1,067,376
Russia 1.1%
Phosagro OAO
Series Reg S
2.60%, due 9/16/28	900,000	809,624
PIK Securities DAC
Series Reg S
5.625%, due 11/19/26	270,000	251,991
		1,061,615
Saudi Arabia 0.6%
SA Global Sukuk Ltd.
Series Reg S
1.602%, due 6/17/26	200,000	193,570
Series Reg S
2.694%, due 6/17/31	350,000	345,940
		539,510
South Africa 1.1%
Stillwater Mining Co.
Series Reg S
4.00%, due 11/16/26	1,100,000	1,050,720
Turkey 0.5%
Aydem Yenilenebilir Enerji A/S
Series Reg S
7.75%, due 2/2/27	600,000	505,200

	Principal Amount	Value
Corporate Bonds
United Arab Emirates 0.7%
DP World Crescent Ltd.
Series Reg S
3.875%, due 7/18/29	$ 600,000	$ 622,501
Venezuela 0.1%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)(c)(d)	3,000,000	108,900
Total Corporate Bonds (Cost $8,139,048)		6,727,872
Foreign Government Bonds 75.8%
Argentina 2.4%
Argentine Republic Government Bond
0.50%, due 7/9/30 (e)	513,757	173,398
1.00%, due 7/9/29	233,373	82,287
1.125%, due 7/9/35 (e)	3,366,242	1,038,520
Buenos Aires Government Bond
Series Reg S
3.90%, due 9/1/37 (d)(e)	2,311,131	982,254
		2,276,459
Armenia 0.5%
Armenia Government Bond
Series Reg S
3.95%, due 9/26/29	500,000	470,650
Azerbaijan 2.9%
Southern Gas Corridor CJSC
Series Reg S
6.875%, due 3/24/26	1,300,000	1,482,528
State Oil Co. of the Azerbaijan Republic
Series Reg S
6.95%, due 3/18/30	1,000,000	1,180,340
		2,662,868
Bahamas 1.4%
Bahamas Government Bond
Series Reg S
6.00%, due 11/21/28	1,600,000	1,302,016
Bahrain 2.7%
Bahrain Government Bond
Series Reg S
5.25%, due 1/25/33	500,000	453,750
Series Reg S
5.25%, due 1/25/33	400,000	363,000

	Principal Amount	Value
Foreign Government Bonds
Bahrain
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	$ 700,000	$ 616,077
CBB International Sukuk Programme Co. WLL
Series Reg S
3.875%, due 5/18/29	1,100,000	1,064,787
		2,497,614
Chile 1.7%
Chile Government Bond
2.55%, due 7/27/33	700,000	657,076
3.10%, due 1/22/61	500,000	431,250
3.50%, due 4/15/53	550,000	524,133
		1,612,459
Colombia 2.2%
Colombia Government Bond
4.125%, due 2/22/42	250,000	197,875
5.00%, due 6/15/45	500,000	424,880
6.125%, due 1/18/41	500,000	490,025
Ecopetrol SA
4.625%, due 11/2/31	1,000,000	921,300
		2,034,080
Costa Rica 0.7%
Costa Rica Government Bond
Series Reg S
6.125%, due 2/19/31	250,000	245,000
Series Reg S
7.00%, due 4/4/44	400,000	370,404
		615,404
Cote D'Ivoire 1.9%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 250,000	263,269
Series Reg S
5.75%, due 12/31/32 (a)(e)	$ 1,182,501	1,177,632
Series Reg S
6.125%, due 6/15/33	300,000	307,500
		1,748,401
Dominican Republic 3.0%
Dominican Republic Government Bond
Series Reg S
4.50%, due 1/30/30	400,000	392,404
Series Reg S
4.875%, due 9/23/32	600,000	588,606

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic
Dominican Republic Government Bond
Series Reg S
5.875%, due 1/30/60	$ 500,000	$ 452,500
Series Reg S
5.95%, due 1/25/27	250,000	273,753
Series Reg S
5.95%, due 1/25/27	750,000	821,257
Series Reg S
6.85%, due 1/27/45	250,000	261,975
		2,790,495
Ecuador 2.0%
Ecuador Government Bond
Series Reg S
(zero coupon), due 7/31/30	208,496	122,241
Series Reg S
0.50%, due 7/31/40 (e)	1,500,000	918,000
Series Reg S
1.00%, due 7/31/35 (e)	1,100,000	777,150
		1,817,391
Egypt 0.9%
Egypt Government Bond
Series Reg S
5.875%, due 2/16/31	250,000	210,972
Series Reg S
6.875%, due 4/30/40 (a)	300,000	241,038
Series Reg S
8.70%, due 3/1/49	500,000	422,880
		874,890
El Salvador 1.1%
El Salvador Government Bond
Series Reg S
5.875%, due 1/30/25	89,000	52,956
Series Reg S
6.375%, due 1/18/27	511,000	288,720
Series Reg S
7.625%, due 2/1/41	1,300,000	692,120
		1,033,796
Gabon 0.8%
Gabon Government Bond
Series Reg S
7.00%, due 11/24/31	800,000	781,320

	Principal Amount	Value
Foreign Government Bonds
Ghana 2.5%
Ghana Government Bond
Series Reg S
7.75%, due 4/7/29	$ 1,700,000	$ 1,331,525
Series Reg S
7.875%, due 2/11/35	500,000	374,180
Series Reg S
8.125%, due 1/18/26	250,000	223,880
Series Reg S
8.625%, due 4/7/34	200,000	152,660
Series Reg S
8.627%, due 6/16/49	300,000	223,875
		2,306,120
Guatemala 0.8%
Guatemala Government Bond
Series Reg S
4.90%, due 6/1/30	500,000	522,300
Series Reg S
6.125%, due 6/1/50	200,000	218,220
		740,520
Hungary 1.7%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	1,200,000	1,134,588
Series Reg S
3.125%, due 9/21/51	500,000	464,527
		1,599,115
India 0.5%
Export-Import Bank of India
Series Reg S
2.25%, due 1/13/31	500,000	453,465
Indonesia 3.0%
Indonesia Government Bond
5.125%, due 1/15/45 (f)	1,000,000	1,162,300
Series Reg S
6.625%, due 2/17/37	500,000	658,846
Pertamina Persero PT
Series Reg S
4.175%, due 1/21/50	400,000	388,157
5.625%, due 5/20/43 (f)	500,000	550,803
		2,760,106

	Principal Amount	Value
Foreign Government Bonds
Iraq 1.6%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	$ 731,250	$ 700,172
Series Reg S
6.752%, due 3/9/23	800,000	806,000
		1,506,172
Jamaica 0.4%
Jamaica Government Bond
7.875%, due 7/28/45	300,000	412,680
Jordan 0.8%
Jordan Government Bond
Series Reg S
7.375%, due 10/10/47	750,000	736,222
Kenya 2.0%
Kenya Government Bond
Series Reg S
6.875%, due 6/24/24	1,750,000	1,854,895
Lebanon 0.3%
Lebanon Government Bond (b)(d)
Series Reg S
6.65%, due 4/22/24	1,200,000	126,000
Series Reg S
6.85%, due 3/23/27	1,000,000	103,400
		229,400
Mexico 3.9%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33	500,000	463,125
Series Reg S
4.677%, due 2/9/51	700,000	620,382
Mexico Government Bond
2.659%, due 5/24/31	1,277,000	1,200,533
3.50%, due 2/12/34	200,000	192,902
3.75%, due 4/19/71	1,000,000	834,140
3.771%, due 5/24/61	400,000	341,832
		3,652,914
Mongolia 1.1%
Mongolia Government Bond
Series Reg S
3.50%, due 7/7/27	200,000	186,887

	Principal Amount	Value
Foreign Government Bonds
Mongolia
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	$ 200,000	$ 187,173
Series Reg S
5.125%, due 4/7/26	400,000	405,744
Series Reg S
5.625%, due 5/1/23	200,000	204,503
		984,307
Morocco 1.4%
Morocco Government Bond
Series Reg S
3.00%, due 12/15/32	250,000	230,562
OCP SA
Series Reg S
3.75%, due 6/23/31	200,000	191,756
Series Reg S
5.125%, due 6/23/51	1,000,000	905,000
		1,327,318
Mozambique 0.7%
Mozambique Government Bond
Series Reg S
5.00%, due 9/15/31 (e)	750,000	628,988
Nigeria 3.3%
Nigeria Government Bond
6.50%, due 11/28/27 (f)	500,000	500,625
Series Reg S
7.625%, due 11/21/25	500,000	538,350
Series Reg S
7.625%, due 11/28/47	1,000,000	879,068
Series Reg S
7.875%, due 2/16/32	1,200,000	1,167,000
		3,085,043
Oman 2.7%
Oman Government Bond
Series Reg S
4.875%, due 2/1/25	400,000	412,016
Series Reg S
4.875%, due 2/1/25	200,000	206,008
Series Reg S
6.25%, due 1/25/31	1,000,000	1,063,330
Series Reg S
7.00%, due 1/25/51	200,000	201,000

	Principal Amount	Value
Foreign Government Bonds
Oman
Oman Sovereign Sukuk Co.
Series Reg S
4.875%, due 6/15/30	$ 600,000	$ 632,250
		2,514,604
Pakistan 0.8%
Pakistan Government Bond
Series Reg S
7.375%, due 4/8/31	800,000	751,016
Panama 1.6%
Aeropuerto Internacional de Tocumen SA
Series Reg S
5.125%, due 8/11/61	1,000,000	980,500
Panama Government Bond
3.87%, due 7/23/60	500,000	459,485
		1,439,985
Paraguay 0.7%
Paraguay Government Bond
Series Reg S
2.739%, due 1/29/33	495,000	455,405
Series Reg S
5.40%, due 3/30/50	200,000	214,002
		669,407
Peru 2.4%
Peruvian Government Bond
2.783%, due 1/23/31	700,000	676,452
3.00%, due 1/15/34	600,000	576,000
3.55%, due 3/10/51	1,000,000	960,200
		2,212,652
Philippines 1.0%
Philippine Government Bond
1.648%, due 6/10/31	300,000	276,151
3.70%, due 3/1/41	300,000	305,829
3.75%, due 1/14/29	300,000	326,091
		908,071
Qatar 0.5%
Qatar Energy
Series Reg S
3.30%, due 7/12/51	450,000	440,302

	Principal Amount	Value
Foreign Government Bonds
Republic Of Serbia 1.9%
Serbia Government Bond
Series Reg S
2.05%, due 9/23/36	EUR 750,000	$ 741,179
Series Reg S
2.125%, due 12/1/30	$ 1,160,000	1,040,705
		1,781,884
Romania 2.1%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	300,000	290,250
Series Reg S
3.375%, due 2/8/38	EUR 500,000	529,816
Series Reg S
4.00%, due 2/14/51	$ 600,000	560,488
Series Reg S
5.125%, due 6/15/48	500,000	556,295
		1,936,849
Saudi Arabia 2.2%
Saudi Arabian Oil Co.
Series Reg S
1.625%, due 11/24/25	250,000	244,687
Series Reg S
2.25%, due 11/24/30	700,000	664,153
Series Reg S
2.25%, due 11/24/30	300,000	284,637
Series Reg S
3.25%, due 11/24/50	900,000	829,314
		2,022,791
Senegal 1.2%
Senegal Government Bond
Series Reg S
6.25%, due 5/23/33	900,000	905,400
Series Reg S
6.75%, due 3/13/48	250,000	233,875
		1,139,275
South Africa 1.6%
South Africa Government Bond
4.30%, due 10/12/28	700,000	699,300
4.85%, due 9/30/29	500,000	505,525
6.25%, due 3/8/41	300,000	305,268
		1,510,093

	Principal Amount	Value
Foreign Government Bonds
Tunisia 1.1%
Tunisian Republic
Series Reg S
5.625%, due 2/17/24	EUR 650,000	$ 592,592
Series Reg S
5.75%, due 1/30/25	$ 200,000	154,400
Series Reg S
5.75%, due 1/30/25	350,000	270,200
		1,017,192
Ukraine 3.1%
NPC Ukrenergo
Series Reg S
6.875%, due 11/9/26 (a)	1,150,000	895,735
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/28	2,227,000	1,729,542
Ukraine Government Bond
Series Reg S
(zero coupon)%, due 5/31/40	400,000	300,000
		2,925,277
United Arab Emirates 2.8%
Finance Department Government of Sharjah
Series Reg S
3.625%, due 3/10/33	1,600,000	1,503,360
Series Reg S
4.00%, due 7/28/50	800,000	679,053
United Arab Emirates Government Bond
Series Reg S
3.90%, due 9/9/50	500,000	456,650
		2,639,063
Uruguay 0.5%
Uruguay Government Bond
5.10%, due 6/18/50	400,000	497,464
Venezuela 0.4%
Petroleos de Venezuela SA (b)(c)(d)
Series Reg S
6.00%, due 5/16/24	2,500,000	90,750
Series Reg S
6.00%, due 11/15/26 (g)	2,500,000	90,750
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (b)(c)(d)	4,095,000	225,225
		406,725

	Principal Amount	Value
Foreign Government Bonds
Zambia 1.0%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (d)	$ 1,200,000	$ 889,872
Total Foreign Government Bonds (Cost $82,193,759)		70,497,630
Total Long-Term Bonds (Cost $90,332,807)		77,225,502

	Shares
Short-Term Investment 2.6%
Unaffiliated Investment Company 2.6%
United States 2.6%
Wells Fargo Government Money Market Fund, 0.025% (h)(i)	2,405,054	2,405,054
Total Short-Term Investment (Cost $2,405,054)		2,405,054
Total Investments (Cost $92,737,861)	85.6%	79,630,556
Other Assets, Less Liabilities	14.4	13,431,793
Net Assets	100.0%	$ 93,062,349

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $2,298,353. The Fund received cash collateral with a value of $2,405,054.
(b)	Issue in default.
(c)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $515,625, which represented 0.6% of the Fund’s net assets.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(h)	Current yield as of January 31, 2022.
(i)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of January 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,105,930	EUR	3,600,000	JPMorgan Chase Bank N.A.	3/16/22	$ 57,846
Total Unrealized Appreciation						$ 57,846

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-Bund	(15)	March 2022	$ (2,936,069)	$ (2,849,800)	$ 86,269
U.S. Treasury 10 Year Ultra Bonds	(57)	March 2022	(8,370,788)	(8,141,203)	229,585
Net Unrealized Appreciation					$ 315,854

1.	As of January 31, 2022, cash in the amount of $195,643 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
EUR—Euro
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 6,727,872	$ —	$ 6,727,872
Foreign Government Bonds	—	70,497,630	—	70,497,630
Total Long-Term Bonds	—	77,225,502	—	77,225,502
Short-Term Investment
Unaffiliated Investment Company	2,405,054	—	—	2,405,054
Total Investments in Securities	2,405,054	77,225,502	—	79,630,556
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	57,846	—	57,846
Futures Contracts	315,854	—	—	315,854
Total Other Financial Instruments	315,854	57,846	—	373,700
Total Investments in Securities and Other Financial Instruments	$ 2,720,908	$ 77,283,348	$ —	$ 80,004,256

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 47.5%
Asset-Backed Securities 4.7%
Automobile Asset-Backed Securities 1.3%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 1,535,000	$ 1,500,123
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,700,000	2,616,380
Series 2020-2A, Class A
2.02%, due 2/20/27	845,000	843,040
Series 2020-1A, Class A
2.33%, due 8/20/26	1,135,000	1,147,280
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,200,000	1,166,040
Ford Credit Auto Owner Trust (a)
Series 2020-2, Class A
1.06%, due 4/15/33	1,105,000	1,071,773
Series 2020-1, Class A
2.04%, due 8/15/31	1,005,000	1,014,536
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	2,015,000	2,058,442
Series 2017-3, Class A
2.48%, due 9/15/24	1,270,000	1,283,537
Series 2018-4, Class A
4.06%, due 11/15/30	1,480,000	1,637,040
GM Financial Revolving Receivables Trust
Series 2021-1, Class A
1.17%, due 6/12/34 (a)	2,320,000	2,249,868
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	2,695,000	2,624,430
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,216,271
J.P. Morgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	393,707	392,988
		20,821,748
Credit Card Asset-Backed Security 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	1,330,000	1,350,819

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities 0.2%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.298% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	$ 2,412,886	$ 2,389,139
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (c)	35,455	35,586
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.208% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	330,915	224,890
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.208% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	503,896	211,206
		2,860,821
Other Asset-Backed Securities 3.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	519,860	518,449
Series 2016-2, Class A
3.65%, due 6/15/28	1,207,910	1,150,645
Series 2013-2, Class A
4.95%, due 1/15/23	1,693,426	1,701,574
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,303,000	2,231,067
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,989,809	1,971,164
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,473,956	2,398,808
Series 2020-1, Class A1
1.69%, due 7/15/60	1,302,512	1,272,999
Series 2020-1, Class A2
1.99%, due 7/15/60	1,169,682	1,131,142
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,680,000	2,893,159
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	93,070	98,572
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	2,255,000	2,211,485
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	2,485,846	2,411,378
Series 2021-SFR1, Class A
1.538%, due 8/17/38	2,887,420	2,787,312

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	$ 713,042	$ 699,331
Series 2021-2, Class B
2.302%, due 12/17/26	1,346,910	1,318,199
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	3,750,000	3,631,769
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	422,910	421,220
Series 2020-EA, Class A
1.69%, due 5/15/69	929,901	921,887
Series 2021-EA, Class B
2.03%, due 12/16/69	3,245,000	3,072,942
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,544,363
Series 2021-1, Class B1
2.41%, due 10/20/61	1,535,000	1,517,009
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	1,563,616	1,489,504
Series 2021-SFR3, Class A
1.637%, due 5/17/26	926,814	909,492
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,780,000	1,722,065
Progress Residential Trust (a)
Series 2021-SFR2, Class A
1.546%, due 4/19/38	885,000	859,443
Series 2021-SFR2, Class B
1.796%, due 4/19/38	2,500,000	2,409,694
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	725,266	716,414
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	2,105,000	2,023,516
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	1,118,181	1,176,555
Series 2010-1, Class A
6.25%, due 4/22/23	483,193	492,430
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,723,890	1,854,277

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2007-1
6.636%, due 7/2/22	$ 712,277	$ 726,107
		50,283,971
Total Asset-Backed Securities (Cost $75,978,260)		75,317,359
Corporate Bonds 28.5%
Aerospace & Defense 0.4%
BAE Systems plc
3.00%, due 9/15/50 (United Kingdom) (a)	1,285,000	1,176,151
Boeing Co. (The)
3.75%, due 2/1/50	880,000	852,389
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,990,000	1,884,769
L3Harris Technologies, Inc.
4.40%, due 6/15/28	2,215,000	2,435,151
		6,348,460
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	2,105,000	1,894,282
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,400,000	1,433,250
5.75%, due 4/20/29	850,000	870,187
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,080,000	1,120,477
4.75%, due 10/20/28	2,125,000	2,268,281
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,860,000	1,976,250
		7,668,445
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	910,625
3.35%, due 11/1/22	820,000	825,592
4.063%, due 11/1/24	1,935,000	1,971,310
4.125%, due 8/17/27	1,588,000	1,625,715
4.25%, due 9/20/22	655,000	663,720
General Motors Co.
6.125%, due 10/1/25	670,000	755,364
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	757,605
2.70%, due 6/10/31	2,015,000	1,918,928
3.15%, due 6/30/22	900,000	907,443

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Financial Co., Inc.
3.45%, due 4/10/22	$ 3,800,000	$ 3,809,666
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,876,657
1.85%, due 9/16/26	3,205,000	3,060,530
		19,083,155
Banks 7.3%
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,690,000	1,624,375
2.496%, due 2/13/31 (d)	1,600,000	1,554,704
2.572%, due 10/20/32 (d)	1,195,000	1,158,011
3.004%, due 12/20/23 (d)	1,794,000	1,821,241
3.194%, due 7/23/30 (d)	1,425,000	1,456,752
3.458%, due 3/15/25 (d)	1,700,000	1,753,443
4.20%, due 8/26/24	2,615,000	2,760,044
Series MM
4.30%, due 1/28/25 (d)(e)	2,184,000	2,151,240
Series DD
6.30%, due 3/10/26 (d)(e)	2,085,000	2,283,075
8.57%, due 11/15/24	485,000	567,353
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	2,805,000	2,787,331
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,425,350
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	2,090,000	2,006,358
BPCE SA
2.045%, due 10/19/27 (France) (a)(d)	1,255,000	1,217,176
Citigroup, Inc.
3.352%, due 4/24/25 (d)	2,565,000	2,643,932
3.668%, due 7/24/28 (d)	1,180,000	1,241,362
3.98%, due 3/20/30 (d)	2,370,000	2,535,341
4.05%, due 7/30/22	105,000	106,726
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	2,005,000	1,956,319
5.30%, due 5/6/44	1,200,000	1,474,634
6.625%, due 6/15/32	770,000	989,741
6.875%, due 6/1/25	1,715,000	1,961,884
Citizens Financial Group, Inc.
2.638%, due 9/30/32	3,405,000	3,243,746
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	1,765,000	1,731,906
Credit Suisse Group AG (Switzerland) (a)(d)
2.593%, due 9/11/25	3,000,000	3,015,575
3.091%, due 5/14/32	1,930,000	1,874,419
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	2,970,000	2,937,203
1.268% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,938,523

	Principal Amount	Value
Corporate Bonds
Banks
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (d)	$ 600,000	$ 578,201
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,822,583
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,216,593
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,595,000	1,523,225
Goldman Sachs Group, Inc. (The)
1.326% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	2,245,000	2,282,940
1.431%, due 3/9/27 (d)	1,255,000	1,204,703
1.948%, due 10/21/27 (d)	1,435,000	1,396,623
1.992%, due 1/27/32 (d)	1,370,000	1,262,784
2.615%, due 4/22/32 (d)	1,005,000	973,662
2.905%, due 7/24/23 (d)	880,000	886,884
2.908%, due 6/5/23 (d)	800,000	804,294
3.102%, due 2/24/33 (d)	905,000	910,178
3.50%, due 11/16/26	1,085,000	1,129,650
6.75%, due 10/1/37	829,000	1,123,974
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	2,365,000	2,490,963
JPMorgan Chase & Co. (d)
2.182%, due 6/1/28	1,800,000	1,767,949
2.956%, due 5/13/31	1,115,000	1,107,759
Series HH
4.60%, due 2/1/25 (e)	1,552,000	1,544,240
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,633,000	1,741,589
4.65%, due 3/24/26	3,090,000	3,326,249
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	1,925,000	1,854,458
Morgan Stanley
2.484%, due 9/16/36 (d)	1,710,000	1,588,641
2.511%, due 10/20/32 (d)	855,000	825,273
3.125%, due 1/23/23	4,435,000	4,519,607
5.00%, due 11/24/25	2,855,000	3,129,007
7.25%, due 4/1/32	490,000	677,720
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	3,705,000	3,771,050
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	985,000	983,130
Societe Generale SA (France) (a)(b)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,590,000	1,549,790
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	935,000	923,696
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	2,795,000	2,813,167
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	2,510,000	2,462,267
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	735,000	692,990

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc (United Kingdom) (a)(b)
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)(f)	$ 1,225,000	$ 1,180,594
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	1,810,000	1,759,266
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	1,900,000	1,930,871
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (Switzerland) (a)(b)(e)(f)	2,350,000	2,211,820
Wachovia Corp.
5.50%, due 8/1/35	315,000	383,439
Wells Fargo & Co.
2.406%, due 10/30/25 (d)	1,795,000	1,805,151
4.90%, due 11/17/45	55,000	64,755
Wells Fargo Bank NA
5.85%, due 2/1/37	140,000	181,240
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	1,025,000	979,975
		118,600,714
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29 (Belgium)	3,075,000	3,483,498
Biotechnology 0.2%
Biogen, Inc.
3.625%, due 9/15/22	3,480,000	3,532,734
Building Materials 0.4%
Carrier Global Corp.
2.722%, due 2/15/30	2,265,000	2,237,335
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 4,255,000	4,846,200
		7,083,535
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 2,135,000	2,200,331
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	2,009,152
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	2,300,000	2,198,210
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	1,800,000	1,878,840
		8,286,533

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	$ 1,650,000	$ 1,694,327
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	968,137
California Institute of Technology
3.65%, due 9/1/19	1,413,000	1,460,530
Cintas Corp. No. 2
3.70%, due 4/1/27	2,740,000	2,934,107
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	2,370,000	2,345,450
		9,402,551
Computers 0.8%
Apple, Inc.
2.75%, due 1/13/25	1,990,000	2,052,531
Dell International LLC
3.375%, due 12/15/41 (a)	2,090,000	1,890,456
4.90%, due 10/1/26	1,749,000	1,919,542
5.30%, due 10/1/29	810,000	928,672
8.10%, due 7/15/36	1,242,000	1,786,321
International Business Machines Corp.
7.00%, due 10/30/25	2,050,000	2,408,329
NCR Corp.
5.00%, due 10/1/28 (a)	2,376,000	2,360,699
		13,346,550
Diversified Financial Services 1.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, due 10/29/26	1,585,000	1,558,248
3.30%, due 1/23/23	1,275,000	1,298,266
4.625%, due 7/1/22	964,000	978,999
Air Lease Corp.
2.30%, due 2/1/25	2,990,000	2,978,890
2.75%, due 1/15/23	1,850,000	1,874,866
4.25%, due 9/15/24	1,185,000	1,242,963
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,765,000	1,756,175
Ally Financial, Inc.
3.875%, due 5/21/24	810,000	841,420
8.00%, due 11/1/31	1,685,000	2,283,532
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,162,877
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,455,195
2.875%, due 2/15/25	2,720,000	2,731,878
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	2,630,000	2,477,460
4.50%, due 1/10/25	850,000	856,375

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp.
4.20%, due 10/29/25	$ 435,000	$ 462,502
Discover Financial Services
3.85%, due 11/21/22	1,491,000	1,524,168
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	840,555
3.875%, due 9/15/28	1,085,000	1,013,119
6.125%, due 3/15/24	540,000	565,704
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	1,275,000	1,149,922
		29,053,114
Electric 1.8%
Alabama Power Co.
3.00%, due 3/15/52	2,045,000	1,895,585
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,819,192
Calpine Corp.
5.125%, due 3/15/28 (a)	1,245,000	1,214,535
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,145,000	1,305,024
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,363,636
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,140,000	2,131,825
Entergy Louisiana LLC
4.00%, due 3/15/33	2,200,000	2,440,410
Evergy, Inc.
5.292%, due 6/15/22 (c)	1,130,000	1,136,212
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,630,969
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	912,318
Public Service Electric and Gas Co.
3.00%, due 5/15/27	2,235,000	2,319,021
Puget Energy, Inc.
5.625%, due 7/15/22 (f)	815,000	823,100
Southern California Edison Co.
Series E
3.70%, due 8/1/25	870,000	910,919
4.00%, due 4/1/47	1,320,000	1,374,283
Southwestern Electric Power Co.
3.25%, due 11/1/51	3,495,000	3,271,465
Virginia Electric and Power Co.
2.95%, due 11/15/51	2,175,000	2,048,536

	Principal Amount	Value
Corporate Bonds
Electric
WEC Energy Group, Inc.
2.269% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	$ 1,095,000	$ 999,187
		28,596,217
Environmental Control 0.3%
Republic Services, Inc.
4.75%, due 5/15/23	881,000	911,712
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	266,000
Waste Connections, Inc.
2.20%, due 1/15/32	1,100,000	1,039,967
Waste Management, Inc.
2.40%, due 5/15/23	2,275,000	2,306,178
		4,523,857
Food 0.8%
Kraft Heinz Foods Co.
5.00%, due 7/15/35	864,000	985,532
Nestle Holdings, Inc.
1.00%, due 9/15/27 (a)	3,750,000	3,523,795
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	785,000	736,573
5.50%, due 10/15/27	2,681,000	2,742,824
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,246,338
Sysco Corp.
3.30%, due 2/15/50	1,130,000	1,067,374
5.95%, due 4/1/30	770,000	934,683
Tyson Foods, Inc.
3.95%, due 8/15/24	2,255,000	2,362,447
		13,599,566
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,050,000	1,022,109
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	986,147
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,970,000	1,835,793
		3,844,049
Healthcare-Services 0.1%
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,490,000	1,461,118

	Principal Amount	Value
Corporate Bonds
Home Builders 0.2%
Lennar Corp.
5.875%, due 11/15/24	$ 1,345,000	$ 1,461,531
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	915,000	871,537
		2,333,068
Insurance 1.2%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,405,000	2,360,762
Equitable Holdings, Inc.
5.00%, due 4/20/48	2,305,000	2,712,836
Liberty Mutual Group, Inc.
4.25%, due 6/15/23 (a)	850,000	880,230
MassMutual Global Funding II (a)
2.50%, due 10/17/22	3,347,000	3,391,333
2.95%, due 1/11/25	1,105,000	1,142,020
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	987,304
Protective Life Corp.
8.45%, due 10/15/39	1,640,000	2,527,565
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,448,693
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	731,706
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,723,014
3.875%, due 9/15/49	440,000	450,826
		19,356,289
Internet 0.4%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	2,035,000	1,908,138
Expedia Group, Inc.
3.25%, due 2/15/30	3,165,000	3,157,736
3.60%, due 12/15/23	1,135,000	1,168,499
3.80%, due 2/15/28	440,000	456,706
5.00%, due 2/15/26	60,000	65,783
6.25%, due 5/1/25 (a)	207,000	230,944
		6,987,806
Iron & Steel 0.3%
Vale Overseas Ltd. (Brazil)
6.25%, due 8/10/26	2,585,000	2,954,681
6.875%, due 11/21/36	864,000	1,100,563
		4,055,244
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,715,000	1,769,983

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
5.75%, due 5/1/28 (a)	$ 740,000	$ 781,084
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,431,637
Marriott International, Inc.
Series X
4.00%, due 4/15/28	1,625,000	1,719,311
Sands China Ltd.
5.125%, due 8/8/25 (Macao)	1,310,000	1,346,274
		7,048,289
Machinery-Diversified 0.1%
CNH Industrial Capital LLC
4.20%, due 1/15/24	1,435,000	1,497,694
Media 0.6%
Comcast Corp.
2.937%, due 11/1/56 (a)	1,914,000	1,692,190
DISH DBS Corp.
5.75%, due 12/1/28 (a)	2,135,000	2,043,024
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico) (f)	1,230,000	1,469,706
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	2,200,000	2,096,006
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	950,000	997,555
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	800,000	859,568
		9,158,049
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp.
3.25%, due 6/15/25	4,040,000	4,217,113
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	2,805,000	2,746,157
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,540,000	2,964,750
Oil & Gas 1.0%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)	2,065,000	2,521,456
Marathon Petroleum Corp.
4.70%, due 5/1/25	1,585,000	1,704,402

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Marathon Petroleum Corp.
5.125%, due 12/15/26	$ 1,260,000	$ 1,409,744
Occidental Petroleum Corp.
3.50%, due 8/15/29	2,215,000	2,183,325
4.30%, due 8/15/39	545,000	513,663
Petrobras Global Finance BV
5.50%, due 6/10/51 (Brazil) (f)	1,310,000	1,153,049
Southwestern Energy Co.
4.75%, due 2/1/32	1,375,000	1,372,676
Valero Energy Corp.
3.65%, due 12/1/51	1,640,000	1,526,963
4.00%, due 4/1/29 (f)	1,435,000	1,516,958
6.625%, due 6/15/37	1,050,000	1,355,315
		15,257,551
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	204,750
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,640,000	2,766,403
		2,971,153
Pharmaceuticals 0.8%
AbbVie, Inc.
4.05%, due 11/21/39	2,780,000	2,994,933
Becton Dickinson and Co.
4.669%, due 6/6/47	1,635,000	1,910,722
CVS Health Corp.
2.70%, due 8/21/40	2,930,000	2,617,287
4.78%, due 3/25/38	1,110,000	1,280,262
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	2,995,000	2,748,991
4.75%, due 5/9/27	1,335,000	1,291,613
		12,843,808
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	1,550,000	1,442,576
Energy Transfer LP
4.95%, due 6/15/28	980,000	1,080,186
5.35%, due 5/15/45	1,000,000	1,078,930
Enterprise Products Operating LLC
3.125%, due 7/31/29	1,595,000	1,638,517
3.95%, due 1/31/60	1,460,000	1,455,562
4.20%, due 1/31/50	405,000	428,389
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,972,400
Hess Midstream Operations LP
4.25%, due 2/15/30 (a)	320,000	308,800

	Principal Amount	Value
Corporate Bonds
Pipelines
MPLX LP
2.65%, due 8/15/30	$ 1,705,000	$ 1,645,677
4.875%, due 6/1/25	100,000	107,405
Spectra Energy Partners LP
4.75%, due 3/15/24	1,740,000	1,834,749
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,340,000	2,673,192
Western Midstream Operating LP
6.50%, due 2/1/50 (c)	860,000	943,502
		16,609,885
Real Estate 0.2%
Realogy Group LLC (a)
5.25%, due 4/15/30	2,620,000	2,508,650
5.75%, due 1/15/29	1,305,000	1,281,901
		3,790,551
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	1,290,000	1,351,161
American Tower Corp.
3.375%, due 10/15/26	1,920,000	1,996,535
3.60%, due 1/15/28	1,025,000	1,070,479
Digital Realty Trust LP
3.70%, due 8/15/27	500,000	531,184
4.45%, due 7/15/28	2,985,000	3,281,022
Equinix, Inc.
1.25%, due 7/15/25	1,645,000	1,594,548
2.625%, due 11/18/24	1,820,000	1,846,640
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,311,930
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,600,000	1,455,075
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	1,690,000	1,678,086
Kilroy Realty LP
3.45%, due 12/15/24	2,060,000	2,122,120
Office Properties Income Trust
2.40%, due 2/1/27	1,335,000	1,261,570
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,695,000	1,692,881
4.375%, due 1/15/27	1,415,000	1,410,005
		22,603,236
Retail 0.9%
AutoNation, Inc.
4.75%, due 6/1/30	2,430,000	2,683,772
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(f)	1,500,000	1,528,800

	Principal Amount	Value
Corporate Bonds
Retail
McDonald's Corp.
3.35%, due 4/1/23	$ 2,875,000	$ 2,940,363
Nordstrom, Inc.
4.00%, due 3/15/27	1,520,000	1,468,502
4.25%, due 8/1/31 (f)	1,260,000	1,165,097
QVC, Inc.
4.375%, due 9/1/28	2,655,000	2,445,919
Starbucks Corp.
4.45%, due 8/15/49	1,025,000	1,174,165
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,830,000	1,763,434
		15,170,052
Semiconductors 0.1%
Broadcom, Inc.
3.50%, due 2/15/41 (a)	760,000	721,635
NXP BV
3.40%, due 5/1/30 (China) (a)	1,255,000	1,288,456
		2,010,091
Software 0.4%
Fiserv, Inc.
3.20%, due 7/1/26	525,000	544,089
MSCI, Inc.
3.25%, due 8/15/33 (a)	2,195,000	2,058,537
Oracle Corp.
3.65%, due 3/25/41	575,000	534,794
salesforce.com, Inc.
3.25%, due 4/11/23	1,300,000	1,331,484
3.70%, due 4/11/28	1,915,000	2,064,222
		6,533,126
Telecommunications 1.4%
Altice France SA
5.125%, due 7/15/29 (France) (a)	2,100,000	1,949,934
AT&T, Inc.
3.50%, due 9/15/53	2,184,000	2,075,293
4.35%, due 3/1/29	795,000	873,267
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	2,545,000	2,545,000
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	3,388,125	3,536,525
T-Mobile US, Inc.
2.625%, due 2/15/29	2,335,000	2,190,160
3.50%, due 4/15/31 (a)	1,180,000	1,151,125
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	2,430,000	2,454,422
Verizon Communications, Inc.
1.256% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,705,000	2,760,712

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.40%, due 3/22/41	$ 770,000	$ 762,489
4.016%, due 12/3/29	1,970,000	2,139,277
		22,438,204
Total Corporate Bonds (Cost $458,168,106)		460,400,494
Foreign Government Bonds 1.3%
Brazil 0.4%
Brazil Government Bond
3.75%, due 9/12/31 (f)	2,295,000	2,090,745
Federative Republic of Brazil
4.625%, due 1/13/28	3,783,000	3,878,483
		5,969,228
Chile 0.4%
Chile Government Bond
2.55%, due 7/27/33	2,580,000	2,421,794
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	2,825,000	2,794,461
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,340,000	2,135,273
		7,351,528
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,513,000
Mexico 0.4%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,755,000	2,551,819
Mexico Government Bond
2.659%, due 5/24/31	2,362,000	2,220,564
3.75%, due 4/19/71	1,860,000	1,551,500
		6,323,883
Total Foreign Government Bonds (Cost $22,819,416)		21,157,639
Loan Assignments 0.6%
Containers, Packaging & Glass 0.2%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.354% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	3,092,148	3,058,326

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	$ 1,331,550	$ 1,332,216
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28	580,000	584,350
		1,916,566
Finance 0.2%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	3,083,114	3,053,054
Telecommunications 0.1%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	2,142,032	2,104,546
Total Loan Assignments (Cost $10,155,194)		10,132,492
Mortgage-Backed Securities 7.9%
Agency (Collateralized Mortgage Obligations) 2.3%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	1,756,527	1,762,414
REMIC, Series 5049, Class UI
3.00%, due 12/25/50 (g)	4,861,760	825,066
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	467,961	475,101
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	920,982	958,416
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	1,144,573	1,178,258
FHLMC, Strips
Series 358, Class PO
(zero coupon), due 10/15/47	4,178,340	3,861,487
FNMA
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47 (g)	6,287,471	757,451
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	4,150,776	562,744
REMIC, Series 2022-3, Class YS
2.50% (SOFR 30A + 2.55%), due 2/25/52 (b)(g)	10,080,000	567,061
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,590,289	1,639,663
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (g)	5,600,525	881,848

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	$ 983,885	$ 1,015,210
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	1,826,138	1,933,572
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,969,160	2,071,625
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,025,862	2,140,868
FREMF Mortgage Trust (a)(h)
REMIC, Series 2019-K98, Class C
3.737%, due 10/25/52	780,000	803,343
REMIC, Series 2017-K63, Class C
3.874%, due 2/25/50	1,700,000	1,761,863
REMIC, Series 2018-K86, Class C
4.294%, due 11/25/51	700,000	747,057
GNMA
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	2,070,012	1,921,623
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51 (g)	4,909,211	473,349
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (g)	6,838,970	918,517
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (g)	6,098,919	705,494
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51 (g)	7,322,632	1,002,893
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (g)	6,265,638	813,762
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	6,385,996	859,359
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51 (g)	4,452,345	700,964
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51 (g)	4,187,612	488,400
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (g)	5,645,784	734,146
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (g)	6,843,211	881,980
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	3,962,532	4,071,831
		37,515,365
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
Arbor Multi-family Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (i)	1,770,000	1,771,743

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Arbor Multi-family Mortgage Securities Trust (a)
Series 2021-MF3, Class AS
2.748%, due 10/15/54	$ 2,200,000	$ 2,197,438
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.453% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	50,772	49,283
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	2,175,000	2,144,514
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class C
1.206% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	2,310,000	2,286,845
Series 2021-ACNT, Class D
1.957% (1 Month LIBOR + 1.85%), due 11/15/26 (b)	2,410,000	2,396,838
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (h)	2,295,000	2,277,105
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (h)	1,622,236	1,673,555
BX Trust (a)
Series 2021-LBA, Class AV
0.907% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,910,000	1,899,845
Series 2021-ARIA, Class E
2.351% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,500,000	3,473,687
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,255,000	1,292,424
Series 2019-OC11, Class C
3.856%, due 12/9/41	570,000	574,148
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
0.756% (1 Month LIBOR + 0.65%), due 8/15/36	695,000	690,681
Series 2021-FILM, Class B
1.006% (1 Month LIBOR + 0.90%), due 8/15/36	1,280,000	1,267,220
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5
3.616%, due 2/10/49	560,000	588,957
Series 2015-P1, Class A5
3.717%, due 9/15/48	1,950,000	2,051,733
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,050,254	2,147,590
Extended Stay America Trust
Series 2021-ESH, Class C
1.807% (1 Month LIBOR + 1.70%), due 7/15/38 (a)(b)	2,300,840	2,299,452
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,615,000	1,682,467

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	$ 2,910,000	$ 2,865,048
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,162,420	1,194,839
Series 2016-C28, Class A4
3.544%, due 1/15/49	560,000	586,653
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	1,830,000	1,927,570
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,140,000	4,102,566
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A
3.749%, due 6/15/36	2,750,000	2,912,459
Series 2018-AUS, Class A
4.058%, due 8/17/36	3,220,000	3,482,466
		49,837,126
Whole Loan (Collateralized Mortgage Obligations) 2.5%
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
1.90% (SOFR 30A + 1.85%), due 1/25/42	1,845,000	1,842,694
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50	2,975,000	2,990,170
Series 2021-DNA5, Class B1
3.10% (SOFR 30A + 3.05%), due 1/25/34	3,555,000	3,572,457
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.258% (1 Month LIBOR + 2.15%), due 12/25/30	4,000,000	4,058,179
Series 2018-DNA2, Class B1
3.808% (1 Month LIBOR + 3.70%), due 12/25/30	1,340,000	1,390,175
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2015-DNA3, Class M3
4.808% (1 Month LIBOR + 4.70%), due 4/25/28	1,541,362	1,591,586
Series 2016-DNA1, Class M3
5.658% (1 Month LIBOR + 5.55%), due 7/25/28	984,325	1,029,023
FNMA Connecticut Avenue Securities
Series 2017-C01, Class 1M2
3.658% (1 Month LIBOR + 3.55%), due 7/25/29 (b)	2,783,903	2,854,056
GS Mortgage-Backed Securities Corp. Trust (a)(i)
Series 2021-PJ5, Class A8
2.50%, due 10/25/51	1,280,933	1,274,132
Series 2021-PJ7, Class A2
2.50%, due 1/25/52	4,726,429	4,610,249

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
J.P. Morgan Mortgage Trust (a)(i)
Series 2021-7, Class A3
2.50%, due 11/25/51	$ 799,387	$ 779,033
Series 2021-7, Class A4
2.50%, due 11/25/51	1,489,273	1,481,365
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	2,083,081	2,064,467
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(i)	2,230,889	2,173,375
Mello Warehouse Securitization Trust
Series 2021-2, Class A
0.858% (1 Month LIBOR + 0.75%), due 4/25/55 (a)(b)	1,230,000	1,222,540
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.433%, due 8/25/59 (h)	2,993,207	2,204,532
Series 2019-2A, Class B6
4.945%, due 12/25/57 (i)	934,602	733,969
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
0.858% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	1,565,000	1,559,873
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	671,320	693,973
STACR Trust
Series 2018-HRP2, Class B1
4.308% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	1,900,000	2,018,489
		40,144,337
Total Mortgage-Backed Securities (Cost $129,030,173)		127,496,828
Municipal Bond 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	2,700,000	2,677,634
Total Municipal Bond (Cost $2,700,000)		2,677,634
U.S. Government & Federal Agencies 4.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.3%
UMBS, 30 Year
2.00%, due 8/1/50	2,751,757	2,690,025

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 10/1/51	$ 676,264	$ 676,229
3.50%, due 7/1/50	1,277,495	1,334,031
		4,700,285
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
FNMA, Other
3.50%, due 2/1/42	1,746,049	1,856,457
UMBS, 20 Year
2.50%, due 5/1/41	780,715	794,010
UMBS, 30 Year
2.00%, due 10/1/50	371,442	364,853
2.00%, due 12/1/50	607,972	594,344
2.00%, due 11/1/51	2,571,110	2,509,270
2.50%, due 8/1/50	199,036	199,205
2.50%, due 10/1/50	167,393	167,344
2.50%, due 11/1/50	1,084,573	1,093,268
2.50%, due 1/1/51	1,024,313	1,024,307
2.50%, due 8/1/51	1,731,527	1,734,267
3.00%, due 6/1/51	935,825	960,091
3.00%, due 11/1/51	1,349,047	1,384,707
4.00%, due 8/1/48	2,121,322	2,245,584
4.00%, due 2/1/49	409,690	436,604
		15,364,311
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/29	9	9
6.50%, due 8/15/29	5	6
		15
United States Treasury Bonds 1.3%
U.S. Treasury Bonds
1.875%, due 11/15/51	3,790,000	3,593,394
2.00%, due 11/15/41	3,275,000	3,183,402
4.375%, due 11/15/39	6,581,000	8,859,157
4.375%, due 5/15/40	4,235,000	5,722,709
		21,358,662
United States Treasury Inflation - Indexed Note 0.3%
U.S. Treasury Inflation Linked Notes
0.875%, due 1/15/29 (j)	4,441,607	5,014,910
United States Treasury Notes 1.5%
U.S. Treasury Notes
0.875%, due 1/31/24	8,710,000	8,657,264
1.125%, due 1/15/25	1,065,000	1,057,179

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.375%, due 11/15/31	$ 11,420,000	$ 11,004,241
1.50%, due 1/31/27	3,155,000	3,138,485
		23,857,169
Total U.S. Government & Federal Agencies (Cost $69,418,073)		70,295,352
Total Long-Term Bonds (Cost $768,269,222)		767,477,798

	Shares
Common Stocks 48.6%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	762,114	5,946,347
Lockheed Martin Corp.	13,777	5,361,044
Raytheon Technologies Corp.	86,204	7,774,739
		19,082,130
Air Freight & Logistics 1.0%
Deutsche Post AG (Registered) (Germany)	145,103	8,646,932
United Parcel Service, Inc., Class B	36,755	7,432,229
		16,079,161
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	26,718	4,471,802
Automobiles 0.5%
Toyota Motor Corp. (Japan)	376,800	7,455,806
Banks 2.6%
Bank of America Corp.	173,986	8,027,714
JPMorgan Chase & Co.	65,341	9,709,673
PNC Financial Services Group, Inc. (The)	31,072	6,400,521
Royal Bank of Canada (Canada)	108,895	12,415,649
Truist Financial Corp.	93,332	5,863,116
		42,416,673
Beverages 1.3%
Coca-Cola Co. (The)	119,089	7,265,620
Coca-Cola Europacific Partners plc (United Kingdom)	158,053	9,032,729
PepsiCo, Inc.	24,857	4,313,186
		20,611,535
Biotechnology 1.0%
AbbVie, Inc.	75,385	10,319,453
Amgen, Inc.	23,294	5,290,999
		15,610,452

	Shares	Value
Common Stocks
Capital Markets 0.4%
Lazard Ltd., Class A	141,859	$ 6,190,727
Chemicals 2.5%
BASF SE (Germany)	81,771	6,210,105
Dow, Inc.	99,950	5,970,014
Linde plc (United Kingdom)	27,277	8,692,634
LyondellBasell Industries NV, Class A	56,187	5,434,969
Nutrien Ltd. (Canada)	192,715	13,451,507
		39,759,229
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (f)(k)	10	44
Communications Equipment 1.0%
Cisco Systems, Inc.	277,410	15,443,415
Consumer Finance 0.6%
Ally Financial, Inc.	202,127	9,645,500
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG (Registered) (Germany)	505,025	9,464,562
Orange SA (France)	485,493	5,690,443
Telenor ASA (Norway)	331,268	5,466,617
TELUS Corp. (Canada)	184,601	4,343,638
Verizon Communications, Inc.	83,952	4,468,765
		29,434,025
Electric Utilities 2.0%
American Electric Power Co., Inc.	90,143	8,148,927
Duke Energy Corp.	40,968	4,304,098
Entergy Corp.	42,086	4,703,952
Evergy, Inc.	62,464	4,057,661
Fortis, Inc. (Canada)	91,957	4,367,985
NextEra Energy, Inc.	83,499	6,522,942
		32,105,565
Electrical Equipment 1.5%
Eaton Corp. plc	33,628	5,327,684
Emerson Electric Co.	153,211	14,087,752
Hubbell, Inc.	27,549	5,159,652
		24,575,088
Equity Real Estate Investment Trusts 1.3%
American Tower Corp.	15,802	3,974,203
Iron Mountain, Inc.	85,172	3,911,098
Realty Income Corp.	61,932	4,298,700
Welltower, Inc.	51,760	4,483,969

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
WP Carey, Inc.	56,635	$ 4,394,876
		21,062,846
Food & Staples Retailing 0.5%
Walmart, Inc.	52,810	7,383,366
Food Products 0.9%
Danone SA (France)	71,023	4,424,686
Nestle SA (Registered) (Switzerland)	45,189	5,821,786
Orkla ASA (Norway)	477,552	4,562,963
		14,809,435
Gas Utilities 0.5%
China Resources Gas Group Ltd. (China)	782,000	3,910,787
Snam SpA (Italy)	735,475	4,107,776
		8,018,563
Health Care Equipment & Supplies 0.7%
Medtronic plc	109,196	11,300,694
Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	12,749	6,024,795
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp.	21,256	5,514,869
Restaurant Brands International, Inc. (Canada)	181,694	10,169,413
Vail Resorts, Inc.	16,189	4,485,972
		20,170,254
Household Durables 0.3%
Leggett & Platt, Inc.	120,168	4,788,695
Household Products 0.3%
Procter & Gamble Co. (The)	29,058	4,662,356
Industrial Conglomerates 0.8%
Honeywell International, Inc.	36,239	7,410,151
Siemens AG (Registered) (Germany)	40,522	6,371,334
		13,781,485
Insurance 3.8%
Allianz SE (Registered) (Germany)	33,323	8,534,628
Arthur J. Gallagher & Co.	44,915	7,093,875
Assicurazioni Generali SpA (Italy) (f)	202,518	4,250,445
AXA SA (France)	172,493	5,459,524
Great-West Lifeco, Inc. (Canada)	143,383	4,479,203
Manulife Financial Corp. (Canada)	228,293	4,753,897

	Shares	Value
Common Stocks
Insurance
MetLife, Inc.	114,899	$ 7,705,127
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	19,050	5,974,760
Tokio Marine Holdings, Inc. (Japan)	90,400	5,401,398
Travelers Cos., Inc. (The)	49,496	8,225,245
		61,878,102
IT Services 0.9%
International Business Machines Corp.	114,751	15,327,291
Leisure Products 0.5%
Hasbro, Inc.	92,853	8,587,045
Machinery 0.5%
Cummins, Inc.	36,895	8,149,368
Media 0.8%
Comcast Corp., Class A	158,923	7,944,561
Omnicom Group, Inc.	62,840	4,735,622
		12,680,183
Multiline Retail 0.4%
Target Corp.	32,377	7,136,862
Multi-Utilities 1.2%
Ameren Corp.	47,987	4,258,367
National Grid plc (United Kingdom)	303,581	4,435,534
NiSource, Inc.	217,213	6,338,275
WEC Energy Group, Inc.	44,384	4,307,023
		19,339,199
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	45,869	6,023,976
Enbridge, Inc. (Canada)	113,054	4,779,548
Enterprise Products Partners LP	307,481	7,268,851
Magellan Midstream Partners LP	93,465	4,567,634
TotalEnergies SE (France)	216,963	12,289,208
		34,929,217
Personal Products 0.2%
Unilever plc (United Kingdom)	79,340	4,033,701
Pharmaceuticals 4.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	257,790	15,005,956
Bayer AG (Registered) (Germany)	80,380	4,873,033
Eli Lilly and Co.	30,509	7,486,603
GlaxoSmithKline plc (United Kingdom)	198,594	4,394,895
Johnson & Johnson	30,040	5,175,592

	Shares	Value
Common Stocks
Pharmaceuticals
Merck & Co., Inc.	93,692	$ 7,634,024
Novartis AG (Registered) (Switzerland)	70,679	6,145,070
Pfizer, Inc.	76,472	4,029,310
Roche Holding AG (Switzerland)	10,381	4,013,980
Sanofi (France)	70,578	7,336,672
		66,095,135
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	95,920	15,728,002
Broadcom, Inc.	28,920	16,943,650
Intel Corp.	128,195	6,258,480
KLA Corp.	28,934	11,263,138
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	91,988	11,280,488
Texas Instruments, Inc.	42,226	7,579,145
		69,052,903
Software 1.1%
Microsoft Corp.	56,656	17,618,883
Specialty Retail 0.6%
Home Depot, Inc. (The)	14,653	5,377,358
Industria de Diseno Textil SA (Spain)	154,655	4,672,834
		10,050,192
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	109,420	19,124,428
Samsung Electronics Co. Ltd. GDR (Republic of Korea)	4,815	7,509,702
		26,634,130
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	254,132	4,091,525
Tobacco 1.2%
Altria Group, Inc.	108,567	5,523,889
British American Tobacco plc (United Kingdom)	157,852	6,718,315
Philip Morris International, Inc.	66,513	6,840,862
		19,083,066
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	82,538	6,738,402
Total Common Stocks (Cost $629,177,658)		786,308,845
Short-Term Investments 2.4%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 0.01% (l)	27,641,547	27,641,547

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 0.7%
BlackRock Liquidity FedFund, 0.025% (l)(m)	8,000,000	$ 8,000,000
Wells Fargo Government Money Market Fund, 0.025% (l)(m)	3,742,645	3,742,645
Total Unaffiliated Investment Companies (Cost $11,742,645)		11,742,645
Total Short-Term Investments (Cost $39,384,192)		39,384,192
Total Investments (Cost $1,436,831,072)	98.5%	1,593,170,835
Other Assets, Less Liabilities	1.5	24,369,991
Net Assets	100.0%	$ 1,617,540,826

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $13,624,574; the total market value of collateral held by the Fund was $14,124,493. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,381,848. The Fund received cash collateral with a value of $11,742,645.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2022.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2022.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of January 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,633,857	AUD	23,293,000	JPMorgan Chase Bank N.A.	2/1/22	$ 164,542
USD	44,050,542	EUR	38,856,000	JPMorgan Chase Bank N.A.	2/1/22	397,769
USD	2,653,473	EUR	2,351,000	JPMorgan Chase Bank N.A.	2/1/22	12,242
USD	41,713,424	GBP	30,915,000	JPMorgan Chase Bank N.A.	2/1/22	135,840
USD	44,628,200	JPY	5,081,523,000	JPMorgan Chase Bank N.A.	2/1/22	471,760
Total Unrealized Appreciation						1,182,153
AUD	23,293,000	USD	17,508,579	JPMorgan Chase Bank N.A.	2/1/22	(1,039,264)
AUD	23,293,000	USD	16,639,797	JPMorgan Chase Bank N.A.	5/6/22	(161,389)
EUR	41,207,000	USD	48,140,243	JPMorgan Chase Bank N.A.	2/1/22	(1,846,238)
EUR	2,351,000	USD	2,659,635	JPMorgan Chase Bank N.A.	5/6/22	(12,235)
GBP	30,915,000	USD	42,733,217	JPMorgan Chase Bank N.A.	2/1/22	(1,155,634)
GBP	30,915,000	USD	41,696,019	JPMorgan Chase Bank N.A.	5/6/22	(138,564)
JPY	5,081,523,000	USD	44,545,106	JPMorgan Chase Bank N.A.	2/1/22	(388,667)
JPY	5,081,523,000	USD	44,682,314	JPMorgan Chase Bank N.A.	5/6/22	(472,266)
Total Unrealized Depreciation						(5,214,257)
Net Unrealized Depreciation						$ (4,032,104)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Industrial Equity Index	620	March 2022	$ 64,866,353	$ 62,793,600	$ (2,072,753)
EURO STOXX 50 Index	1,112	March 2022	52,478,420	51,757,521	(720,898)
FTSE 100 Index	172	March 2022	16,633,883	17,109,791	475,908
Russell 2000 E-Mini Index	594	March 2022	63,664,784	60,124,680	(3,540,104)
S&P 500 E-Mini Index	280	March 2022	64,454,691	63,059,500	(1,395,192)
U.S. Treasury 2 Year Notes	145	March 2022	31,664,824	31,415,156	(249,668)
U.S. Treasury 5 Year Notes	623	March 2022	75,338,548	74,263,547	(1,075,001)
U.S. Treasury 10 Year Notes	180	March 2022	23,012,283	23,034,375	22,092
U.S. Treasury Long Bonds	79	March 2022	12,576,591	12,294,375	(282,216)
U.S. Treasury Ultra Bonds	298	March 2022	58,157,269	56,303,375	(1,853,894)
XAF Financial Index	421	March 2022	50,400,289	50,556,838	156,549
Yen Denominated Nikkei 225 Index	465	March 2022	56,030,110	55,175,313	(854,797)
Total Long Contracts					(11,389,974)
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(336)	March 2022	(48,536,567)	(47,990,250)	546,317
Net Unrealized Depreciation					$ (10,843,657)

1.	As of January 31, 2022, cash in the amount of $24,862,952 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar

EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 75,317,359	$ —	$ 75,317,359
Corporate Bonds	—	460,400,494	—	460,400,494
Foreign Government Bonds	—	21,157,639	—	21,157,639
Loan Assignments	—	10,132,492	—	10,132,492
Mortgage-Backed Securities	—	127,496,828	—	127,496,828
Municipal Bond	—	2,677,634	—	2,677,634
U.S. Government & Federal Agencies	—	70,295,352	—	70,295,352
Total Long-Term Bonds	—	767,477,798	—	767,477,798
Common Stocks
Aerospace & Defense	13,135,783	5,946,347	—	19,082,130
Air Freight & Logistics	7,432,229	8,646,932	—	16,079,161
Auto Components	—	4,471,802	—	4,471,802
Automobiles	—	7,455,806	—	7,455,806
Chemicals	33,549,124	6,210,105	—	39,759,229
Diversified Telecommunication Services	8,812,403	20,621,622	—	29,434,025
Food Products	—	14,809,435	—	14,809,435
Gas Utilities	—	8,018,563	—	8,018,563
Industrial Conglomerates	7,410,151	6,371,334	—	13,781,485
Insurance	32,257,347	29,620,755	—	61,878,102
Multi-Utilities	14,903,665	4,435,534	—	19,339,199
Oil, Gas & Consumable Fuels	22,640,009	12,289,208	—	34,929,217
Personal Products	—	4,033,701	—	4,033,701
Pharmaceuticals	39,331,485	26,763,650	—	66,095,135
Specialty Retail	5,377,358	4,672,834	—	10,050,192
Technology Hardware, Storage & Peripherals	19,124,428	7,509,702	—	26,634,130
Tobacco	12,364,751	6,718,315	—	19,083,066
All Other Industries	391,374,467	—	—	391,374,467
Total Common Stocks	607,713,200	178,595,645	—	786,308,845
Short-Term Investments
Affiliated Investment Company	27,641,547	—	—	27,641,547
Unaffiliated Investment Companies	11,742,645	—	—	11,742,645
Total Short-Term Investments	39,384,192	—	—	39,384,192
Total Investments in Securities	647,097,392	946,073,443	—	1,593,170,835
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,182,153	—	1,182,153
Futures Contracts	1,200,866	—	—	1,200,866
Total Other Financial Instruments	1,200,866	1,182,153	—	2,383,019
Total Investments in Securities and Other Financial Instruments	$ 648,298,258	$ 947,255,596	$ —	$ 1,595,553,854
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (5,214,257)	$ —	$ (5,214,257)
Futures Contracts	(12,044,523)	—	—	(12,044,523)
Total Other Financial Instruments	$ (12,044,523)	$ (5,214,257)	$ —	$ (17,258,780)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 100.0%
Air Freight & Logistics 3.2%
Expeditors International of Washington, Inc.	176,118	$ 20,161,989
Banks 6.2%
First Republic Bank	103,479	17,962,920
M&T Bank Corp.	127,090	21,526,504
		39,489,424
Capital Markets 7.2%
Brookfield Asset Management, Inc., Class A	391,662	21,580,576
Charles Schwab Corp. (The)	276,157	24,218,969
		45,799,545
Chemicals 6.8%
Linde plc	68,910	21,960,239
Sherwin-Williams Co. (The)	73,671	21,107,478
		43,067,717
Commercial Services & Supplies 9.7%
Cintas Corp.	50,358	19,716,668
Copart, Inc. (a)	152,913	19,764,005
Waste Connections, Inc.	178,516	22,260,945
		61,741,618
Containers & Packaging 3.2%
Ball Corp.	209,457	20,338,275
Diversified Financial Services 3.6%
Berkshire Hathaway, Inc., Class B (a)	73,263	22,932,784
Electric Utilities 3.0%
NextEra Energy, Inc.	244,012	19,062,218
Equity Real Estate Investment Trusts 6.8%
American Tower Corp.	81,575	20,516,113
Public Storage	63,476	22,758,050
		43,274,163
Food & Staples Retailing 4.2%
Costco Wholesale Corp.	52,762	26,651,669
Health Care Providers & Services 3.8%
UnitedHealth Group, Inc.	51,299	24,242,368
Household Durables 3.4%
NVR, Inc. (a)	4,090	21,788,330

	Shares	Value
Common Stocks
Insurance 6.9%
Brookfield Asset Management Reinsurance Partners Ltd., Class A (b)	3,730	$ 209,775
Markel Corp. (a)	16,724	20,616,344
Progressive Corp. (The)	214,805	23,340,711
		44,166,830
Life Sciences Tools & Services 3.5%
Danaher Corp.	78,521	22,440,517
Machinery 12.2%
Deere & Co.	51,365	19,333,786
Fortive Corp.	247,017	17,424,579
IDEX Corp.	92,371	19,900,408
PACCAR, Inc.	224,923	20,915,590
		77,574,363
Media 2.8%
Cable One, Inc.	11,527	17,806,103
Road & Rail 6.9%
Canadian National Railway Co.	178,267	21,727,496
Old Dominion Freight Line, Inc.	73,837	22,293,605
		44,021,101
Software 3.9%
Constellation Software, Inc.	14,463	24,910,175
Trading Companies & Distributors 2.7%
Watsco, Inc.	61,979	17,512,786
Total Common Stocks (Cost $541,665,880)		636,981,975
Short-Term Investments 0.3%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	1,898,246	1,898,246
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	5,550	5,550
Total Short-Term Investments (Cost $1,903,796)		1,903,796
Total Investments (Cost $543,569,676)	100.3%	638,885,771
Other Assets, Less Liabilities	(0.3)	(1,610,692)
Net Assets	100.0%	$ 637,275,079

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $5,437. The Fund received cash collateral with a value of $5,550.
(c)	Current yield as of January 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 636,981,975	$ —	$ —	$ 636,981,975
Short-Term Investments
Affiliated Investment Company	1,898,246	—	—	1,898,246
Unaffiliated Investment Company	5,550	—	—	5,550
Total Short-Term Investments	1,903,796	—	—	1,903,796
Total Investments in Securities	$ 638,885,771	$ —	$ —	$ 638,885,771

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 3.1%
Corporate Bonds 3.1%
Biotechnology 0.2%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,975,000	$ 4,246,807
Commercial Services 0.6%
Block, Inc.
0.25%, due 11/1/27 (a)	11,637,000	10,837,691
Leisure Time 0.4%
NCL Corp. Ltd.
5.375%, due 8/1/25	4,670,000	6,669,058
Oil & Gas 0.1%
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (b)	1,461,000	1,519,440
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (c)	238,000	245,735
Semiconductors 1.5%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	18,021,000	26,565,584
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,675,000	5,476,401
Total Corporate Bonds (Cost $53,525,818)		55,560,716
Total Long-Term Bonds (Cost $53,525,818)		55,560,716
Convertible Securities 92.6%
Convertible Bonds 82.5%
Airlines 2.8%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	9,342,022
JetBlue Airways Corp.
0.50%, due 4/1/26 (c)	4,632,000	4,454,682
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	37,662,730
		51,459,434

	Principal Amount	Value
Convertible Bonds
Auto Manufacturers 2.1%
Ford Motor Co.
(zero coupon), due 3/15/26 (c)	$ 27,838,000	$ 37,904,046
Beverages 0.7%
MGP Ingredients, Inc.
1.875%, due 11/15/41 (c)	11,025,000	11,962,478
Biotechnology 4.2%
BioMarin Pharmaceutical, Inc.
0.599%, due 8/1/24	1,060,000	1,108,230
1.25%, due 5/15/27	33,776,000	36,234,301
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,026,000	6,006,527
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27 (c)	3,556,000	3,083,300
Illumina, Inc.
(zero coupon), due 8/15/23 (a)	18,223,000	20,261,165
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26 (c)	9,349,000	8,356,610
		75,050,133
Building Materials 1.1%
Patrick Industries, Inc.
1.00%, due 2/1/23	17,232,000	17,542,176
1.75%, due 12/1/28 (c)	2,675,000	2,533,887
		20,076,063
Commercial Services 2.6%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,775,000	3,299,154
Block, Inc.
(zero coupon), due 5/1/26 (a)	14,521,000	13,663,528
Chegg, Inc.
(zero coupon), due 9/1/26	8,817,000	7,156,936
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (a)	11,900,000	13,255,479
Repay Holdings Corp.
(zero coupon), due 2/1/26 (c)	2,525,000	2,198,012
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	2,630,196
Shift4 Payments, Inc. (c)
(zero coupon), due 12/15/25	3,720,000	3,752,901
0.50%, due 8/1/27	1,145,000	970,252
		46,926,458
Computers 2.8%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	30,595,411

	Principal Amount	Value
Convertible Bonds
Computers
Parsons Corp.
0.25%, due 8/15/25	$ 4,641,000	$ 4,439,275
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	15,600,606
		50,635,292
Cosmetics & Personal Care 0.2%
Beauty Health Co. (The)
1.25%, due 10/1/26 (c)	5,383,000	4,513,645
Diversified Financial Services 0.3%
LendingTree, Inc.
0.625%, due 6/1/22	4,144,000	4,128,702
Upstart Holdings, Inc.
0.25%, due 8/15/26 (c)	2,265,000	1,969,546
		6,098,248
Electric 1.5%
NRG Energy, Inc.
2.75%, due 6/1/48	23,454,000	26,685,091
Energy-Alternate Sources 1.5%
Enphase Energy, Inc.
(zero coupon), due 3/1/26 (c)	9,485,000	8,792,507
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (a)(c)	9,417,000	9,803,496
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	9,115,472
		27,711,475
Entertainment 2.4%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	6,833,000	11,430,951
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26 (c)	3,110,000	3,500,941
Vail Resorts, Inc.
(zero coupon), due 1/1/26	28,521,000	28,716,111
		43,648,003
Food 0.7%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,507,000	11,838,669
Healthcare-Products 3.9%
CONMED Corp.
2.625%, due 2/1/24	14,746,000	23,881,147
Exact Sciences Corp.
0.375%, due 3/1/28	22,800,000	22,009,913

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
Haemonetics Corp.
(zero coupon), due 3/1/26 (c)	$ 4,672,000	$ 3,914,339
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	9,266,502
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,622,241
Omnicell, Inc.
0.25%, due 9/15/25	2,760,000	4,447,558
		71,141,700
Healthcare-Services 4.0%
Anthem, Inc.
2.75%, due 10/15/42	7,380,000	46,153,876
Teladoc Health, Inc.
1.25%, due 6/1/27	29,441,000	26,320,254
		72,474,130
Internet 10.6%
Booking Holdings, Inc.
0.75%, due 5/1/25 (a)	10,000,000	14,981,306
Etsy, Inc.
0.25%, due 6/15/28 (c)	25,139,000	24,950,458
Expedia Group, Inc.
(zero coupon), due 2/15/26 (a)(c)	2,822,000	3,311,067
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (c)	12,450,000	17,956,328
Match Group Financeco, Inc.
0.875%, due 10/1/22 (c)	2,000	5,111
Okta, Inc.
0.125%, due 9/1/25	5,611,000	7,072,596
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	16,638,790
0.75%, due 7/1/23	13,659,000	26,761,667
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,546,096
Shopify, Inc.
0.125%, due 11/1/25 (a)	16,390,000	17,529,105
Snap, Inc.
(zero coupon), due 5/1/27 (c)	10,018,000	8,646,200
Twitter, Inc.
(zero coupon), due 3/15/26 (c)	7,010,000	6,238,900
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (a)	13,355,000	12,573,020
Zendesk, Inc.
0.625%, due 6/15/25	8,790,000	10,187,610
Zillow Group, Inc.
2.75%, due 5/15/25	16,626,000	19,312,133
		190,710,387

	Principal Amount	Value
Convertible Bonds
Leisure Time 0.9%
NCL Corp. Ltd.
6.00%, due 5/15/24	$ 2,849,000	$ 4,959,776
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	8,243,000	10,515,768
		15,475,544
Machinery-Diversified 1.3%
Chart Industries, Inc.
1.00%, due 11/15/24 (c)	10,592,000	22,688,077
Media 3.7%
Cable One, Inc.
1.125%, due 3/15/28 (c)	17,808,000	16,588,152
DISH Network Corp.
(zero coupon), due 12/15/25	18,871,000	18,496,765
Liberty Media Corp.
1.375%, due 10/15/23	11,345,000	15,599,375
Liberty Media Corp.-Liberty Formula One
1.00%, due 1/30/23	9,441,000	15,538,706
		66,222,998
Oil & Gas 6.2%
Centennial Resource Production LLC
3.25%, due 4/1/28	14,317,000	21,258,393
EQT Corp.
1.75%, due 5/1/26	22,078,000	35,975,945
Pioneer Natural Resources Co.
0.25%, due 5/15/25	26,272,000	54,596,500
		111,830,838
Oil & Gas Services 2.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	20,177,000	20,881,177
Oil States International, Inc.
1.50%, due 2/15/23	1,104,000	1,039,793
4.75%, due 4/1/26 (c)	25,301,000	24,455,589
		46,376,559
Pharmaceuticals 2.7%
Dexcom, Inc.
0.25%, due 11/15/25 (a)	16,375,000	17,493,515
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24	14,430,000	17,506,980
Pacira BioSciences, Inc.
0.75%, due 8/1/25	11,078,000	12,667,955
2.375%, due 4/1/22	1,655,000	1,711,671
		49,380,121

	Principal Amount	Value
Convertible Bonds
Real Estate Investment Trusts 0.7%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 12,860,005
Retail 2.3%
American Eagle Outfitters, Inc.
3.75%, due 4/15/25	2,695,000	7,431,462
Burlington Stores, Inc.
2.25%, due 4/15/25	19,158,000	25,065,186
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	8,157,398
		40,654,046
Semiconductors 3.6%
Impinj, Inc.
1.125%, due 5/15/27 (c)	4,665,000	4,938,045
Microchip Technology, Inc.
0.125%, due 11/15/24 (a)	33,300,000	39,670,708
ON Semiconductor Corp.
1.625%, due 10/15/23	2,305,000	6,578,470
Rambus, Inc.
1.375%, due 2/1/23	9,996,000	13,745,776
		64,932,999
Software 10.8%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,529,000	18,975,292
Avalara, Inc.
0.25%, due 8/1/26 (c)	2,285,000	2,037,371
Bentley Systems, Inc.
0.125%, due 1/15/26 (c)	3,570,000	3,387,930
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	6,556,680
Coupa Software, Inc.
0.375%, due 6/15/26	10,679,000	9,570,538
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	16,550,019
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26 (c)	6,190,000	5,021,260
Dropbox, Inc.
(zero coupon), due 3/1/28 (c)	11,036,000	10,859,424
Envestnet, Inc.
1.75%, due 6/1/23 (a)	20,827,000	24,960,190
Everbridge, Inc.
0.125%, due 12/15/24 (a)	12,641,000	11,744,672
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	14,183,606
RingCentral, Inc.
(zero coupon), due 3/1/25	21,079,000	19,379,255

	Principal Amount	Value
Convertible Bonds
Software
Splunk, Inc.
0.50%, due 9/15/23	$ 16,180,000	$ 17,686,376
Workday, Inc.
0.25%, due 10/1/22	11,093,000	19,225,300
Ziff Davis, Inc.
1.75%, due 11/1/26 (c)	5,220,000	6,269,220
Zynga, Inc.
(zero coupon), due 12/15/26	8,635,000	8,836,849
		195,243,982
Telecommunications 4.7%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	9,541,397
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	4,792,500
NICE Ltd.
(zero coupon), due 9/15/25 (a)	46,000,000	50,929,243
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	19,486,373
		84,749,513
Transportation 1.1%
Atlas Air Worldwide Holdings, Inc.
1.875%, due 6/1/24	14,207,000	20,301,803
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28 (c)	8,991,000	9,221,404
Total Convertible Bonds (Cost $1,321,132,928)		1,488,773,141

	Shares
Convertible Preferred Stocks 10.1%
Banks 1.9%
Bank of America Corp.
Series L
7.25% (d)	12,072	16,997,376
Wells Fargo & Co.
Series L
7.50% (d)	11,552	16,451,319
		33,448,695
Capital Markets 0.8%
KKR & Co., Inc.
Series C
6.00%	165,650	14,703,094

	Shares	Value
Convertible Preferred Stocks
Chemicals 0.3%
Lyondellbasell Advanced Polymers, Inc.
6.00% (a)(d)(e)	5,832	$ 5,248,800
Electric Utilities 1.1%
PG&E Corp.
5.50%	160,900	19,422,239
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.
Series B
6.00% (a)	86,450	4,552,457
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)
6.875%	147,100	13,393,455
Life Sciences Tools & Services 2.9%
Danaher Corp.
Series A
4.75%	27,880	53,146,250
Machinery 1.1%
RBC Bearings, Inc.
Series A
5.00%	15,834	1,516,739
Stanley Black & Decker, Inc.
5.25% (a)	182,200	19,016,214
		20,532,953
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc.
Series A
8.00%	9,655	17,684,291
Total Convertible Preferred Stocks (Cost $155,396,688)		182,132,234
Total Convertible Securities (Cost $1,476,529,616)		1,670,905,375
Common Stocks 2.3%
Banks 1.0%
Bank of America Corp.	398,621	18,392,373
Energy Equipment & Services 0.9%
Valaris Ltd. (f)	204,006	8,464,209
Weatherford International plc (f)	272,914	8,187,420
		16,651,629

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.4%
PDC Energy, Inc.	101,768	$ 6,031,789
Total Common Stocks (Cost $22,499,328)		41,075,791
Short-Term Investments 7.4%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	29,839,310	29,839,310
Unaffiliated Investment Companies 5.8%
BlackRock Liquidity FedFund, 0.025% (g)(h)	74,000,000	74,000,000
Goldman Sachs Financial Square Government Fund, 0.026% (g)(h)	30,000,000	30,000,000
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	878,416	878,416
		104,878,416
Total Short-Term Investments (Cost $134,717,726)		134,717,726
Total Investments (Cost $1,687,272,488)	105.4%	1,902,259,608
Other Assets, Less Liabilities	(5.4)	(97,793,226)
Net Assets	100.0%	$ 1,804,466,382

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $104,545,112; the total market value of collateral held by the Fund was $106,792,272. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,913,856. The Fund received cash collateral with a value of $104,878,416.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,248,800, which represented 0.3% of the Fund’s net assets.
(f)	Non-income producing security.
(g)	Current yield as of January 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 55,560,716	$ —	$ 55,560,716
Total Corporate Bonds	—	55,560,716	—	55,560,716
Convertible Securities
Convertible Bonds	—	1,488,773,141	—	1,488,773,141
Convertible Preferred Stocks	176,883,434	5,248,800	—	182,132,234
Total Convertible Securities	176,883,434	1,494,021,941	—	1,670,905,375
Common Stocks	41,075,791	—	—	41,075,791
Short-Term Investments
Affiliated Investment Company	29,839,310	—	—	29,839,310
Unaffiliated Investment Companies	104,878,416	—	—	104,878,416
Total Short-Term Investments	134,717,726	—	—	134,717,726
Total Investments in Securities	$ 352,676,951	$ 1,549,582,657	$ —	$ 1,902,259,608

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.8%
Convertible Bonds 1.1%
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	$ 14,285,000	$ 16,863,436
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,079,000	35,649,073
3.375%, due 8/15/26	25,200,000	23,518,897
		59,167,970
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)	4,051,000	18,599,964
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	34,886,987	33,719,672
Total Convertible Bonds (Cost $108,754,224)		128,351,042
Corporate Bonds 87.5%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	38,590,000	35,888,700
3.75%, due 2/15/28	21,000,000	20,494,845
4.00%, due 2/15/30	18,500,000	17,760,000
4.875%, due 1/15/29	5,000,000	5,079,350
Outfront Media Capital LLC (b)
4.25%, due 1/15/29	8,475,000	7,976,289
4.625%, due 3/15/30	6,305,000	6,037,037
5.00%, due 8/15/27	19,500,000	19,347,705
6.25%, due 6/15/25	15,216,000	15,786,600
		128,370,526
Aerospace & Defense 1.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (b)	23,280,000	22,955,477
Rolls-Royce plc
5.75%, due 10/15/27 (b)	9,000,000	9,443,160
TransDigm UK Holdings plc
6.875%, due 5/15/26	18,100,000	18,763,546
TransDigm, Inc.
4.625%, due 1/15/29	31,700,000	30,104,222
4.875%, due 5/1/29	22,920,000	22,005,607
6.25%, due 3/15/26 (b)	80,375,000	82,987,187

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
7.50%, due 3/15/27	$ 11,915,000	$ 12,364,076
8.00%, due 12/15/25 (b)	11,800,000	12,328,286
		210,951,561
Airlines 0.9%
American Airlines, Inc. (b)
5.50%, due 4/20/26	18,160,000	18,591,300
5.75%, due 4/20/29	11,500,000	11,773,125
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	17,200,000	17,844,626
4.75%, due 10/20/28 (b)	23,500,000	25,084,520
7.00%, due 5/1/25 (b)	3,506,000	3,926,235
7.375%, due 1/15/26	7,000,000	7,971,081
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (b)	18,910,000	20,091,875
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	4,487,951	4,862,470
		110,145,232
Auto Manufacturers 1.8%
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	41,246,406
Ford Motor Credit Co. LLC
3.339%, due 3/28/22	6,000,000	6,003,000
3.375%, due 11/13/25	12,000,000	12,013,440
4.00%, due 11/13/30	25,000,000	25,130,500
4.125%, due 8/17/27	4,000,000	4,095,000
4.271%, due 1/9/27	7,500,000	7,736,250
4.389%, due 1/8/26	2,500,000	2,575,000
5.125%, due 6/16/25	13,000,000	13,666,250
5.584%, due 3/18/24	3,660,000	3,824,700
General Motors Co.
6.80%, due 10/1/27	5,500,000	6,603,837
General Motors Financial Co., Inc.
4.35%, due 4/9/25	7,410,000	7,853,288
5.25%, due 3/1/26	14,220,000	15,637,080
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	42,715,000	44,415,911
PM General Purchaser LLC
9.50%, due 10/1/28 (b)	16,140,000	16,003,456
		206,804,118
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (b)	24,525,000	24,696,675
Adient US LLC
9.00%, due 4/15/25 (b)	8,635,000	9,150,510

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Dealer Tire LLC
8.00%, due 2/1/28 (b)	$ 15,045,000	$ 15,383,512
Goodyear Tire & Rubber Co. (The) (b)
5.00%, due 7/15/29	13,400,000	13,406,700
5.25%, due 7/15/31	2,500,000	2,517,225
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	35,219,812
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	36,674,000	37,763,218
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	34,870,000	36,608,618
Meritor, Inc.
6.25%, due 6/1/25 (b)	8,000,000	8,310,880
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (b)	39,945,000	39,117,340
Tenneco, Inc.
5.375%, due 12/15/24	1,000,000	980,000
7.875%, due 1/15/29 (b)	13,000,000	13,814,580
		236,969,070
Beverages 0.0% ‡
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (b)	2,000,000	1,909,160
Biotechnology 0.1%
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (b)	13,595,000	13,512,614
Building Materials 1.3%
Griffon Corp.
5.75%, due 3/1/28	5,300,000	5,294,806
James Hardie International Finance DAC
5.00%, due 1/15/28 (b)	31,840,000	32,626,448
Koppers, Inc.
6.00%, due 2/15/25 (b)	27,535,000	27,603,837
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (b)	10,300,000	10,300,000
Patrick Industries, Inc. (b)
4.75%, due 5/1/29	6,090,000	5,876,850
7.50%, due 10/15/27	21,040,000	22,092,000
PGT Innovations, Inc.
4.375%, due 10/1/29 (b)	14,700,000	14,176,827
Summit Materials LLC (b)
5.25%, due 1/15/29	15,500,000	15,819,610
6.50%, due 3/15/27	21,730,000	22,273,250
		156,063,628
Chemicals 1.8%
ASP Unifrax Holdings, Inc. (b)
5.25%, due 9/30/28	14,210,000	13,961,325

	Principal Amount	Value
Corporate Bonds
Chemicals
ASP Unifrax Holdings, Inc. (b)
7.50%, due 9/30/29	$ 8,630,000	$ 8,360,312
CVR Partners LP
6.125%, due 6/15/28 (b)	6,175,000	6,275,097
EverArc Escrow SARL
5.00%, due 10/30/29 (b)	25,585,000	24,446,979
GPD Cos., Inc.
10.125%, due 4/1/26 (b)	32,307,000	33,962,734
Innophos Holdings, Inc.
9.375%, due 2/15/28 (b)	27,851,000	29,870,197
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(b)	16,675,000	16,758,375
NOVA Chemicals Corp. (b)
4.875%, due 6/1/24	9,810,000	10,006,200
5.25%, due 6/1/27	12,500,000	12,621,625
SCIH Salt Holdings, Inc. (b)
4.875%, due 5/1/28	5,000,000	4,687,500
6.625%, due 5/1/29	26,055,000	24,344,489
SCIL IV LLC
5.375%, due 11/1/26 (b)	10,200,000	10,225,500
SPCM SA (b)
3.125%, due 3/15/27	4,000,000	3,820,000
3.375%, due 3/15/30	5,750,000	5,397,238
TPC Group, Inc. Escrow Claim shares
(zero coupon), due 12/31/49 (c)(d)(e)(f)	220,007	—
WR Grace Holdings LLC
5.625%, due 8/15/29 (b)	7,500,000	7,237,500
		211,975,071
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (b)	8,820,000	9,512,414
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	14,600,000	14,725,122
		24,237,536
Commercial Services 2.9%
AMN Healthcare, Inc. (b)
4.00%, due 4/15/29	6,610,000	6,558,442
4.625%, due 10/1/27	10,977,000	11,084,136
Ashtead Capital, Inc. (b)
4.00%, due 5/1/28	13,500,000	13,978,448
4.25%, due 11/1/29	7,000,000	7,355,782
Cimpress plc
7.00%, due 6/15/26 (b)	30,585,000	31,439,239
Gartner, Inc. (b)
3.75%, due 10/1/30	19,870,000	19,273,900
4.50%, due 7/1/28	4,000,000	4,076,880

	Principal Amount	Value
Corporate Bonds
Commercial Services
Graham Holdings Co.
5.75%, due 6/1/26 (b)	$ 39,695,000	$ 40,985,087
HealthEquity, Inc.
4.50%, due 10/1/29 (b)	4,000,000	3,910,000
IHS Markit Ltd. (b)
4.75%, due 2/15/25	3,000,000	3,221,250
5.00%, due 11/1/22	28,545,000	29,011,140
Korn Ferry
4.625%, due 12/15/27 (b)	10,685,000	10,885,344
MPH Acquisition Holdings LLC (b)
5.50%, due 9/1/28	11,150,000	10,706,788
5.75%, due 11/1/28	19,705,000	17,729,180
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (b)	11,685,000	11,568,150
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (b)	30,925,000	31,435,262
Service Corp. International
3.375%, due 8/15/30	17,700,000	16,523,923
United Rentals North America, Inc.
3.75%, due 1/15/32	10,000,000	9,646,250
3.875%, due 11/15/27	8,735,000	8,992,246
3.875%, due 2/15/31	17,500,000	17,040,625
4.875%, due 1/15/28	10,700,000	11,019,984
5.25%, due 1/15/30	3,500,000	3,675,000
WW International, Inc.
4.50%, due 4/15/29 (b)	24,110,000	21,337,350
		341,454,406
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (b)
4.125%, due 4/1/29	24,780,000	24,393,928
5.50%, due 6/1/28	13,505,000	14,011,437
		38,405,365
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	26,406,000	27,066,150
5.75%, due 5/15/25 (b)	8,550,000	8,814,537
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	22,000,000	23,210,000
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (b)	13,920,000	13,216,344
		72,307,031
Diversified Financial Services 2.1%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	15,215,000	15,367,150
6.625%, due 3/15/26	32,875,000	33,705,422

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Enact Holdings, Inc.
6.50%, due 8/15/25 (b)	$ 25,600,000	$ 27,089,408
Jane Street Group
4.50%, due 11/15/29 (b)	11,475,000	11,249,861
Jefferies Finance LLC
5.00%, due 8/15/28 (b)	26,800,000	26,489,656
LPL Holdings, Inc. (b)
4.00%, due 3/15/29	29,810,000	28,931,797
4.375%, due 5/15/31	10,000,000	9,800,700
4.625%, due 11/15/27	13,650,000	13,870,584
Oxford Finance LLC (b)
6.375%, due 12/15/22	17,860,000	17,854,285
6.375%, due 2/1/27	10,830,000	11,062,520
PennyMac Financial Services, Inc. (b)
4.25%, due 2/15/29	13,000,000	11,724,700
5.75%, due 9/15/31	9,500,000	9,082,760
PRA Group, Inc.
7.375%, due 9/1/25 (b)	16,400,000	17,363,500
StoneX Group, Inc.
8.625%, due 6/15/25 (b)	8,196,000	8,692,883
		242,285,226
Electric 1.8%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (b)	22,940,000	23,612,830
DPL, Inc.
4.125%, due 7/1/25	22,825,000	23,265,408
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(d)	12,418,939	8,072,310
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (b)	16,665,000	16,290,038
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (b)	16,330,000	16,452,475
NRG Energy, Inc.
5.75%, due 1/15/28	3,000,000	3,104,970
6.625%, due 1/15/27	3,220,000	3,328,675
Pattern Energy Operations LP
4.50%, due 8/15/28 (b)	18,500,000	18,556,610
PG&E Corp.
5.00%, due 7/1/28	23,300,000	23,300,000
5.25%, due 7/1/30	13,000,000	12,888,590
Vistra Corp. (b)(g)(h)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	12,200,000	12,139,000
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	29,800,000	30,917,500
Vistra Operations Co. LLC (b)
4.375%, due 5/1/29	4,000,000	3,860,000
5.00%, due 7/31/27	10,500,000	10,582,950
		206,371,356

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (b)
7.125%, due 6/15/25	$ 6,665,000	$ 6,979,588
7.25%, due 6/15/28	5,000,000	5,362,500
		12,342,088
Electronics 0.1%
II-VI, Inc.
5.00%, due 12/15/29 (b)	6,100,000	6,088,105
Energy-Alternate Sources 0.1%
Renewable Energy Group, Inc.
5.875%, due 6/1/28 (b)	16,550,000	16,612,063
Engineering & Construction 0.7%
Arcosa, Inc.
4.375%, due 4/15/29 (b)	4,345,000	4,225,513
Artera Services LLC
9.033%, due 12/4/25 (b)	15,425,000	15,772,062
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (b)	10,005,000	10,230,112
Railworks Holdings LP
8.25%, due 11/15/28 (b)	9,425,000	9,773,725
TopBuild Corp.
4.125%, due 2/15/32 (b)	16,250,000	15,743,650
Weekley Homes LLC
4.875%, due 9/15/28 (b)	21,580,000	21,225,441
		76,970,503
Entertainment 2.5%
Affinity Gaming
6.875%, due 12/15/27 (b)	12,640,000	12,829,600
Allen Media LLC
10.50%, due 2/15/28 (b)	14,870,000	14,860,037
CCM Merger, Inc.
6.375%, due 5/1/26 (b)	5,000,000	5,175,000
Churchill Downs, Inc. (b)
4.75%, due 1/15/28	42,725,000	42,976,437
5.50%, due 4/1/27	38,727,000	39,768,756
International Game Technology plc
6.25%, due 1/15/27 (b)	25,700,000	27,967,382
Jacobs Entertainment, Inc. (b)
6.75%, due 2/15/29	13,185,000	13,316,850
7.875%, due 2/1/24	10,359,000	10,598,293
Live Nation Entertainment, Inc. (b)
3.75%, due 1/15/28	5,980,000	5,770,700
6.50%, due 5/15/27	39,280,000	42,277,850
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (b)	34,400,000	35,690,000

	Principal Amount	Value
Corporate Bonds
Entertainment
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (b)	$ 6,750,000	$ 6,594,750
Motion Bondco DAC
6.625%, due 11/15/27 (b)	15,100,000	15,062,250
Powdr Corp.
6.00%, due 8/1/25 (b)	11,070,000	11,457,450
Vail Resorts, Inc.
6.25%, due 5/15/25 (b)	10,095,000	10,448,325
		294,793,680
Environmental Control 0.1%
Madison IAQ LLC
4.125%, due 6/30/28 (b)	7,545,000	7,186,613
Food 1.8%
B&G Foods, Inc.
5.25%, due 4/1/25	24,375,000	24,691,875
Kraft Heinz Foods Co.
3.875%, due 5/15/27	17,155,000	17,804,302
6.50%, due 2/9/40	24,794,000	33,175,658
6.875%, due 1/26/39	34,650,000	46,974,832
7.125%, due 8/1/39 (b)	8,225,000	11,618,690
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (b)	12,310,000	12,802,400
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (b)	18,586,000	21,327,435
Nathan's Famous, Inc.
6.625%, due 11/1/25 (b)	2,934,000	2,974,342
Post Holdings, Inc. (b)
4.625%, due 4/15/30	5,000,000	4,818,750
5.50%, due 12/15/29	8,000,000	8,222,000
Simmons Foods, Inc.
4.625%, due 3/1/29 (b)	18,350,000	17,593,062
TreeHouse Foods, Inc.
4.00%, due 9/1/28	13,600,000	12,716,000
		214,719,346
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	26,315,000	27,268,919
Forest Products & Paper 1.0%
Glatfelter Corp.
4.75%, due 11/15/29 (b)	9,550,000	9,624,968
Mercer International, Inc.
5.125%, due 2/1/29	37,710,000	37,191,487
5.50%, due 1/15/26	2,585,000	2,604,388

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (b)	$ 12,500,000	$ 12,437,500
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25 (d)	45,070,000	53,596,237
		115,454,580
Gas 0.7%
AmeriGas Partners LP
5.625%, due 5/20/24	20,106,000	20,734,313
5.75%, due 5/20/27	13,560,000	14,328,445
5.875%, due 8/20/26	25,075,000	26,516,812
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	19,230,000	19,230,000
		80,809,570
Hand & Machine Tools 0.1%
Werner FinCo LP
8.75%, due 7/15/25 (b)	13,030,000	13,420,901
Healthcare-Products 1.0%
Hologic, Inc. (b)
3.25%, due 2/15/29	31,100,000	29,467,250
4.625%, due 2/1/28	10,205,000	10,587,687
Mozart Debt Merger Sub, Inc.
3.875%, due 4/1/29 (b)	10,125,000	9,757,462
Teleflex, Inc.
4.25%, due 6/1/28 (b)	43,155,000	42,819,686
4.625%, due 11/15/27	5,000,000	5,100,000
Varex Imaging Corp.
7.875%, due 10/15/27 (b)	18,002,000	19,710,210
		117,442,295
Healthcare-Services 4.9%
Acadia Healthcare Co., Inc. (b)
5.00%, due 4/15/29	7,000,000	6,895,000
5.50%, due 7/1/28	8,950,000	9,033,862
Catalent Pharma Solutions, Inc. (b)
3.125%, due 2/15/29	27,560,000	25,768,600
3.50%, due 4/1/30	11,155,000	10,432,268
5.00%, due 7/15/27	15,395,000	15,683,656
Centene Corp.
3.00%, due 10/15/30	11,700,000	11,354,850
4.625%, due 12/15/29	15,070,000	15,670,087
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (b)	11,500,000	11,450,550
DaVita, Inc. (b)
3.75%, due 2/15/31	7,500,000	6,890,250
4.625%, due 6/1/30	10,780,000	10,487,753

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Encompass Health Corp.
4.50%, due 2/1/28	$ 25,720,000	$ 25,655,700
4.625%, due 4/1/31	5,000,000	4,904,153
4.75%, due 2/1/30	25,390,000	25,072,625
HCA, Inc.
3.50%, due 9/1/30	20,920,000	20,823,559
5.25%, due 4/15/25	10,000,000	10,877,978
5.375%, due 2/1/25	26,525,000	28,229,496
5.375%, due 9/1/26	4,170,000	4,524,450
5.625%, due 9/1/28	11,000,000	12,265,000
5.875%, due 5/1/23	7,240,000	7,538,650
5.875%, due 2/15/26	25,000,000	27,212,750
5.875%, due 2/1/29	4,565,000	5,158,450
7.50%, due 11/6/33	44,975,000	61,994,889
7.58%, due 9/15/25	11,020,000	12,507,700
7.69%, due 6/15/25	31,650,000	36,001,875
8.36%, due 4/15/24	4,524,000	5,021,640
IQVIA, Inc. (b)
5.00%, due 10/15/26	30,113,000	30,805,599
5.00%, due 5/15/27	5,000,000	5,113,500
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (b)	9,190,000	9,511,650
LifePoint Health, Inc.
5.375%, due 1/15/29 (b)	17,378,000	16,530,822
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (b)	13,200,000	12,785,124
ModivCare, Inc.
5.875%, due 11/15/25 (b)	6,000,000	6,225,000
Molina Healthcare, Inc. (b)
3.875%, due 11/15/30	13,500,000	13,314,375
3.875%, due 5/15/32	10,300,000	9,939,500
4.375%, due 6/15/28	6,335,000	6,351,851
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (b)	35,490,000	37,336,545
Select Medical Corp.
6.25%, due 8/15/26 (b)	9,950,000	10,226,809
		569,596,566
Holding Companies-Diversified 0.4%
Stena International SA (b)
5.75%, due 3/1/24	5,000,000	5,100,000
6.125%, due 2/1/25	34,995,000	35,907,320
		41,007,320
Home Builders 2.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	21,730,000	22,381,900

	Principal Amount	Value
Corporate Bonds
Home Builders
Ashton Woods USA LLC
6.625%, due 1/15/28 (b)	$ 6,000,000	$ 6,308,460
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (b)	17,360,000	17,902,500
Century Communities, Inc.
3.875%, due 8/15/29 (b)	15,245,000	14,631,389
6.75%, due 6/1/27	26,205,000	27,266,630
Installed Building Products, Inc.
5.75%, due 2/1/28 (b)	18,080,000	18,544,656
M/I Homes, Inc.
3.95%, due 2/15/30	7,950,000	7,552,500
4.95%, due 2/1/28	7,500,000	7,575,000
Meritage Homes Corp.
3.875%, due 4/15/29 (b)	21,415,000	21,548,844
5.125%, due 6/6/27	8,515,000	9,111,050
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	17,550,000	18,190,224
Shea Homes LP (b)
4.75%, due 2/15/28	26,925,000	26,487,469
4.75%, due 4/1/29	9,875,000	9,697,916
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	12,000,000	12,420,000
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (b)	16,700,000	16,846,125
Winnebago Industries, Inc.
6.25%, due 7/15/28 (b)	15,795,000	16,801,773
		253,266,436
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	9,350,000	8,987,688
Spectrum Brands, Inc.
5.75%, due 7/15/25	11,687,000	11,906,131
		20,893,819
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	5,035,000	5,286,095
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31 (b)	13,565,000	12,954,575
4.375%, due 2/1/32	5,000,000	4,857,250
		23,097,920
Insurance 0.9%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (b)	10,475,000	9,987,913
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	6,527,500

	Principal Amount	Value
Corporate Bonds
Insurance
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (b)	$ 14,850,000	$ 16,311,486
MGIC Investment Corp.
5.25%, due 8/15/28	21,175,000	21,890,715
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	16,000,000	17,753,600
Radian Group, Inc.
4.875%, due 3/15/27	5,000,000	5,175,000
Ryan Specialty Group LLC
4.375%, due 2/1/30 (b)	5,500,000	5,472,500
USI, Inc.
6.875%, due 5/1/25 (b)	25,170,000	25,170,000
		108,288,714
Internet 2.3%
Cars.com, Inc.
6.375%, due 11/1/28 (b)	17,470,000	18,168,800
Match Group Holdings II LLC
3.625%, due 10/1/31 (b)	12,750,000	11,683,239
Netflix, Inc.
3.625%, due 6/15/25 (b)	10,000,000	10,355,650
4.875%, due 4/15/28	10,131,000	11,145,113
4.875%, due 6/15/30 (b)	11,000,000	12,251,800
5.375%, due 11/15/29 (b)	9,430,000	10,782,734
5.50%, due 2/15/22	22,265,000	22,296,171
5.75%, due 3/1/24	24,961,000	26,836,320
5.875%, due 2/15/25	7,411,000	8,152,100
5.875%, due 11/15/28	32,450,000	37,601,437
Northwest Fiber LLC
4.75%, due 4/30/27 (b)	5,500,000	5,238,750
Uber Technologies, Inc. (b)
6.25%, due 1/15/28	4,125,000	4,279,688
7.50%, due 5/15/25	12,075,000	12,621,696
7.50%, due 9/15/27	23,710,000	25,246,408
VeriSign, Inc.
4.75%, due 7/15/27	19,419,000	20,070,313
5.25%, due 4/1/25	26,661,000	29,022,365
		265,752,584
Investment Companies 1.4%
Ares Capital Corp.
4.20%, due 6/10/24	5,000,000	5,207,678
Compass Group Diversified Holdings LLC (b)
5.00%, due 1/15/32	11,550,000	11,405,625
5.25%, due 4/15/29	34,750,000	34,299,640
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	84,732,000	88,015,365

	Principal Amount	Value
Corporate Bonds
Investment Companies
Icahn Enterprises LP
5.25%, due 5/15/27	$ 13,705,000	$ 13,803,676
6.25%, due 5/15/26	12,770,000	13,127,560
		165,859,544
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	24,524,594
Big River Steel LLC
6.625%, due 1/31/29 (b)	29,600,000	31,410,040
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	48,540,000	51,828,585
		107,763,219
Leisure Time 2.2%
Carnival Corp. (b)
4.00%, due 8/1/28	38,000,000	36,148,640
5.75%, due 3/1/27	62,000,000	59,470,400
6.00%, due 5/1/29	32,000,000	30,784,000
7.625%, due 3/1/26	14,160,000	14,443,200
9.875%, due 8/1/27	31,843,000	35,703,964
10.50%, due 2/1/26	28,445,000	31,943,735
CWT Travel Group, Inc.
8.50%, due 11/19/26 (b)	8,513,374	8,683,642
Royal Caribbean Cruises Ltd. (b)
5.375%, due 7/15/27	12,400,000	11,983,360
5.50%, due 4/1/28	23,770,000	23,063,793
		252,224,734
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	33,630,000	33,459,496
4.75%, due 6/15/31 (b)	46,400,000	45,543,456
8.625%, due 6/1/25 (b)	4,000,000	4,243,600
Hilton Domestic Operating Co., Inc.
3.75%, due 5/1/29 (b)	5,000,000	4,871,900
4.00%, due 5/1/31 (b)	28,340,000	27,851,418
4.875%, due 1/15/30	24,325,000	25,104,859
5.375%, due 5/1/25 (b)	5,000,000	5,121,850
5.75%, due 5/1/28 (b)	12,500,000	13,194,000
Hyatt Hotels Corp. (i)
5.375%, due 4/23/25	7,715,000	8,424,341
5.75%, due 4/23/30	8,095,000	9,474,211
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	9,200,000	9,279,599
Series FF
4.625%, due 6/15/30	3,000,000	3,279,746

	Principal Amount	Value
Corporate Bonds
Lodging
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	$ 2,957,000	$ 3,274,806
Station Casinos LLC (b)
4.50%, due 2/15/28	12,445,000	12,083,597
4.625%, due 12/1/31	18,850,000	17,907,500
		223,114,379
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (b)	7,000,000	6,943,300
Vertiv Group Corp.
4.125%, due 11/15/28 (b)	24,960,000	24,323,770
		31,267,070
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(j)	9,200,000	92,000
Colfax Corp.
6.375%, due 2/15/26 (b)	13,980,000	14,364,450
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (b)	19,315,000	20,160,031
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (b)	9,526,000	10,026,115
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (b)	23,500,000	23,793,750
		68,436,346
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (b)	15,000,000	14,751,750
Cable One, Inc.
4.00%, due 11/15/30 (b)	37,800,000	35,596,260
CCO Holdings LLC
4.25%, due 2/1/31 (b)	34,815,000	33,212,814
4.25%, due 1/15/34 (b)	25,550,000	23,640,137
4.50%, due 8/15/30 (b)	42,430,000	41,369,250
4.50%, due 5/1/32	41,900,000	40,381,125
4.50%, due 6/1/33 (b)	16,100,000	15,312,710
4.75%, due 3/1/30 (b)	31,835,000	31,589,711
5.00%, due 2/1/28 (b)	21,000,000	21,256,200
5.125%, due 5/1/27 (b)	41,225,000	42,257,686
5.375%, due 6/1/29 (b)	13,495,000	13,906,193
5.50%, due 5/1/26 (b)	413,000	422,809
CSC Holdings LLC (b)
5.75%, due 1/15/30	23,900,000	22,520,492
6.50%, due 2/1/29	7,000,000	7,287,700
Diamond Sports Group LLC
6.625%, due 8/15/27 (b)	7,000,000	1,833,125

	Principal Amount	Value
Corporate Bonds
Media
DIRECTV Financing LLC
5.875%, due 8/15/27 (b)	$ 31,700,000	$ 31,817,290
DISH DBS Corp.
5.875%, due 7/15/22	14,537,000	14,720,094
7.75%, due 7/1/26	18,675,000	19,218,629
LCPR Senior Secured Financing DAC (b)
5.125%, due 7/15/29	12,100,000	11,866,470
6.75%, due 10/15/27	48,312,000	50,122,734
News Corp.
3.875%, due 5/15/29 (b)	42,070,000	40,370,372
Quebecor Media, Inc.
5.75%, due 1/15/23	25,505,000	25,985,004
Sirius XM Radio, Inc. (b)
3.125%, due 9/1/26	9,000,000	8,629,200
3.875%, due 9/1/31	20,330,000	18,805,250
4.00%, due 7/15/28	2,970,000	2,873,475
5.00%, due 8/1/27	13,000,000	13,274,300
5.50%, due 7/1/29	11,590,000	12,027,928
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(j)	20,000,000	20,000,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	4,155,000	4,315,092
Videotron Ltd.
5.375%, due 6/15/24 (b)	17,850,000	18,634,686
Virgin Media Finance plc
5.00%, due 7/15/30 (b)	12,500,000	11,782,500
VZ Secured Financing BV
5.00%, due 1/15/32 (b)	22,545,000	21,741,947
		671,522,933
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (b)	18,315,000	18,446,319
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	10,185,000	9,166,500
		27,612,819
Mining 2.0%
Arconic Corp.
6.00%, due 5/15/25 (b)	8,695,000	8,955,850
Century Aluminum Co.
7.50%, due 4/1/28 (b)	23,550,000	24,963,001
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	7,000,000	7,112,053
6.75%, due 12/1/27	31,535,000	33,039,219
Constellium SE
3.75%, due 4/15/29 (b)	8,700,000	8,226,372

	Principal Amount	Value
Corporate Bonds
Mining
First Quantum Minerals Ltd. (b)
6.875%, due 10/15/27	$ 10,000,000	$ 10,625,000
7.25%, due 4/1/23	15,611,000	15,669,190
7.50%, due 4/1/25	5,000,000	5,104,900
IAMGOLD Corp.
5.75%, due 10/15/28 (b)	28,000,000	26,280,800
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (b)	7,800,000	8,404,500
Novelis Corp. (b)
3.25%, due 11/15/26	25,000,000	24,217,500
3.875%, due 8/15/31	29,845,000	28,107,126
4.75%, due 1/30/30	31,800,000	31,641,000
		232,346,511
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (b)
4.625%, due 5/15/30	2,100,000	2,089,500
5.625%, due 7/1/27	24,395,000	25,028,050
EnPro Industries, Inc.
5.75%, due 10/15/26	21,784,000	22,600,900
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	2,445,000	2,472,384
12.25%, due 11/15/26	22,892,000	25,072,005
Hillenbrand, Inc.
3.75%, due 3/1/31	3,000,000	2,872,500
5.00%, due 9/15/26 (i)	5,000,000	5,425,000
5.75%, due 6/15/25	7,850,000	8,085,500
LSB Industries, Inc.
6.25%, due 10/15/28 (b)	20,705,000	21,015,575
		114,661,414
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (b)	16,952,000	17,418,180
Oil & Gas 7.1%
Apache Corp.
4.625%, due 11/15/25	6,000,000	6,259,440
Ascent Resources Utica Holdings LLC (b)
7.00%, due 11/1/26	14,500,000	14,481,875
9.00%, due 11/1/27	11,295,000	15,022,350
California Resources Corp.
7.125%, due 2/1/26 (b)	11,000,000	11,433,840
Callon Petroleum Co.
6.125%, due 10/1/24	17,750,000	17,750,000
9.00%, due 4/1/25 (b)	25,965,000	27,782,550
Centennial Resource Production LLC (b)
5.375%, due 1/15/26	16,572,000	16,194,490

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Centennial Resource Production LLC (b)
6.875%, due 4/1/27	$ 23,400,000	$ 23,634,000
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	6,040,051
3.90%, due 11/15/24	5,815,000	6,150,418
Civitas Resources, Inc.
5.00%, due 10/15/26 (b)	5,500,000	5,498,295
7.50%, due 4/30/26	6,800,000	6,800,000
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	20,645,000	22,141,762
Comstock Resources, Inc.
6.75%, due 3/1/29 (b)	8,080,000	8,312,623
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (b)	38,705,000	39,140,431
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	7,025,000	7,342,530
EQT Corp.
6.625%, due 2/1/25 (i)	18,899,000	20,363,672
Gulfport Energy Operating Corp.
8.00%, due 5/17/26	1,362,723	1,464,518
8.00%, due 5/17/26 (b)	30,637,302	32,925,908
Gulfport Energy Operating Corp. Escrow Claim Shares (c)(e)(f)
6.00%, due 10/15/24	50,754,000	—
6.375%, due 5/15/25	24,354,000	—
6.375%, due 1/15/26	11,915,000	—
6.625%, due 5/1/23	17,072,000	—
Hilcorp Energy I LP (b)
5.75%, due 2/1/29	4,000,000	4,080,000
6.00%, due 2/1/31	4,395,000	4,460,925
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (b)	16,330,000	15,778,209
Marathon Oil Corp.
4.40%, due 7/15/27	7,825,000	8,384,294
6.80%, due 3/15/32	5,000,000	6,283,372
Matador Resources Co.
5.875%, due 9/15/26	25,545,000	25,896,755
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (b)	12,465,000	11,408,217
Murphy Oil Corp.
6.875%, due 8/15/24	4,026,000	4,066,260
Occidental Petroleum Corp.
3.20%, due 8/15/26	12,000,000	11,790,000
3.40%, due 4/15/26	2,744,000	2,709,700
3.50%, due 8/15/29	5,000,000	4,928,500
5.55%, due 3/15/26	30,505,000	32,564,087
5.875%, due 9/1/25	6,000,000	6,412,500
6.125%, due 1/1/31	10,000,000	11,542,500
6.375%, due 9/1/28	6,635,000	7,547,313

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
6.45%, due 9/15/36	$ 6,850,000	$ 8,320,695
6.625%, due 9/1/30	13,270,000	15,572,478
6.95%, due 7/1/24	13,950,000	15,205,500
7.15%, due 5/15/28	4,000,000	4,505,000
Parkland Corp. (b)
4.50%, due 10/1/29	14,985,000	14,406,804
4.625%, due 5/1/30	14,000,000	13,440,000
5.875%, due 7/15/27	12,025,000	12,398,617
PBF Holding Co. LLC
6.00%, due 2/15/28	5,555,000	3,902,388
7.25%, due 6/15/25	4,555,000	3,614,188
9.25%, due 5/15/25 (b)	23,790,000	23,238,013
PDC Energy, Inc.
6.125%, due 9/15/24	11,454,000	11,568,540
Range Resources Corp.
5.875%, due 7/1/22	9,604,000	9,531,970
9.25%, due 2/1/26	36,000,000	38,497,680
Rockcliff Energy II LLC
5.50%, due 10/15/29 (b)	21,900,000	22,173,750
Southwestern Energy Co.
4.75%, due 2/1/32	6,300,000	6,289,353
5.375%, due 3/15/30	15,330,000	15,707,271
5.95%, due 1/23/25 (i)	3,504,000	3,705,480
7.75%, due 10/1/27	2,500,000	2,663,325
8.375%, due 9/15/28	3,000,000	3,291,600
Sunoco LP
6.00%, due 4/15/27	19,965,000	20,601,883
Talos Production, Inc.
12.00%, due 1/15/26	81,465,000	86,556,563
Transocean Guardian Ltd.
5.875%, due 1/15/24 (b)	7,946,978	7,641,179
Transocean Pontus Ltd.
6.125%, due 8/1/25 (b)	4,160,700	4,098,290
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (b)	11,750,000	11,397,500
Transocean Sentry Ltd.
5.375%, due 5/15/23 (b)	10,414,485	10,049,978
Viper Energy Partners LP
5.375%, due 11/1/27 (b)	14,350,000	14,816,375
		829,785,805
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (b)	22,350,000	22,517,625
Nine Energy Service, Inc.
8.75%, due 11/1/23 (b)	28,040,000	11,987,100

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
TechnipFMC plc
6.50%, due 2/1/26 (b)	$ 20,547,000	$ 21,502,594
Weatherford International Ltd. (b)
6.50%, due 9/15/28	11,500,000	11,927,685
8.625%, due 4/30/30	12,195,000	12,408,413
		80,343,417
Packaging & Containers 0.4%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(b)	14,208,936	14,351,025
Cascades, Inc. (b)
5.125%, due 1/15/26	11,306,000	11,447,325
5.375%, due 1/15/28	23,385,000	23,618,850
		49,417,200
Pharmaceuticals 2.5%
180 Medical, Inc.
3.875%, due 10/15/29 (b)	20,670,000	20,101,575
Bausch Health Americas, Inc. (b)
8.50%, due 1/31/27	11,915,000	12,049,044
9.25%, due 4/1/26	14,000,000	14,417,200
Bausch Health Cos., Inc. (b)
5.00%, due 1/30/28	8,815,000	7,426,638
5.25%, due 1/30/30	2,390,000	1,921,261
5.25%, due 2/15/31	2,140,000	1,703,451
6.125%, due 4/15/25	14,676,000	14,958,513
6.25%, due 2/15/29	9,000,000	7,616,250
7.00%, due 1/15/28	7,000,000	6,273,750
7.25%, due 5/30/29	5,000,000	4,500,000
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (b)	5,000,000	5,035,500
Embecta Corp.
5.00%, due 2/15/30 (b)(k)	5,000,000	5,006,250
Jazz Securities DAC
4.375%, due 1/15/29 (b)	38,440,000	37,953,734
Organon & Co. (b)
4.125%, due 4/30/28	31,900,000	31,390,238
5.125%, due 4/30/31	25,000,000	25,000,000
Owens & Minor, Inc.
4.50%, due 3/31/29 (b)	10,070,000	9,782,275
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (b)	26,701,000	26,867,881
Prestige Brands, Inc. (b)
3.75%, due 4/1/31	24,985,000	22,673,887
5.125%, due 1/15/28	24,750,000	24,935,625
Vizient, Inc.
6.25%, due 5/15/27 (b)	14,300,000	14,657,500
		294,270,572

	Principal Amount	Value
Corporate Bonds
Pipelines 4.9%
ANR Pipeline Co.
7.375%, due 2/15/24	$ 2,555,000	$ 2,815,799
Antero Midstream Partners LP (b)
5.375%, due 6/15/29	6,000,000	6,039,540
5.75%, due 3/1/27	3,000,000	3,045,000
5.75%, due 1/15/28	8,000,000	8,158,400
Cheniere Energy Partners LP
3.25%, due 1/31/32 (b)	8,500,000	7,994,930
4.00%, due 3/1/31	25,000,000	24,873,625
CNX Midstream Partners LP
4.75%, due 4/15/30 (b)	5,360,000	5,234,040
DT Midstream, Inc. (b)
4.125%, due 6/15/29	5,000,000	4,932,450
4.375%, due 6/15/31	11,195,000	11,055,063
Energy Transfer LP
3.90%, due 5/15/24 (i)	3,000,000	3,102,115
4.40%, due 3/15/27	15,475,000	16,458,624
4.95%, due 5/15/28	16,610,000	18,048,537
EQM Midstream Partners LP (b)
4.50%, due 1/15/29	7,705,000	7,358,429
4.75%, due 1/15/31	11,005,000	10,533,656
6.00%, due 7/1/25	12,250,000	12,648,125
6.50%, due 7/1/27	8,900,000	9,300,500
Genesis Energy LP
6.25%, due 5/15/26	8,635,000	8,289,600
7.75%, due 2/1/28	15,300,000	15,078,150
8.00%, due 1/15/27	19,450,000	19,574,091
Harvest Midstream I LP
7.50%, due 9/1/28 (b)	23,250,000	24,214,177
Hess Midstream Operations LP
5.625%, due 2/15/26 (b)	1,000,000	1,020,000
Holly Energy Partners LP
5.00%, due 2/1/28 (b)	9,870,000	9,605,583
ITT Holdings LLC
6.50%, due 8/1/29 (b)	8,800,000	8,442,984
MPLX LP
4.875%, due 12/1/24	12,000,000	12,837,439
New Fortress Energy, Inc.
6.50%, due 9/30/26 (b)	11,055,000	10,336,425
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	11,760,000	11,948,160
NGPL PipeCo LLC (b)
4.875%, due 8/15/27	12,555,000	13,703,152
7.768%, due 12/15/37	10,630,000	14,406,970
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	3,131,250
6.00%, due 6/1/26	15,000,000	15,733,050

	Principal Amount	Value
Corporate Bonds
Pipelines
Oasis Midstream Partners LP
8.00%, due 4/1/29 (b)	$ 8,600,000	$ 9,178,436
PBF Logistics LP
6.875%, due 5/15/23	6,050,000	5,944,125
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (h)(l)	45,303,000	38,054,521
Rockies Express Pipeline LLC (b)
3.60%, due 5/15/25	7,000,000	6,955,480
4.80%, due 5/15/30	15,220,000	15,181,950
Ruby Pipeline LLC
8.00%, due 4/1/22 (b)(i)	54,771,243	49,064,926
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (b)	28,030,000	28,722,341
Tallgrass Energy Partners LP (b)
6.00%, due 3/1/27	19,000,000	19,330,980
7.50%, due 10/1/25	8,500,000	8,939,875
Targa Resources Partners LP
5.00%, due 1/15/28	6,320,000	6,478,000
5.875%, due 4/15/26	7,590,000	7,822,634
6.50%, due 7/15/27	10,116,000	10,736,111
TransMontaigne Partners LP
6.125%, due 2/15/26	25,447,000	24,683,590
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	5,233,050
4.75%, due 8/15/28	12,000,000	12,750,000
6.50%, due 2/1/50 (i)	3,000,000	3,291,285
		572,287,168
Real Estate 1.0%
Howard Hughes Corp. (The) (b)
4.125%, due 2/1/29	10,000,000	9,612,300
4.375%, due 2/1/31	10,155,000	9,659,944
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	46,329,270
Realogy Group LLC (b)
5.25%, due 4/15/30	26,850,000	25,708,875
9.375%, due 4/1/27	18,500,000	20,029,950
		111,340,339
Real Estate Investment Trusts 2.9%
CTR Partnership LP
3.875%, due 6/30/28 (b)	12,425,000	12,300,750
GLP Capital LP
5.25%, due 6/1/25	10,000,000	10,726,200
5.30%, due 1/15/29	14,080,000	15,488,141
5.375%, due 11/1/23	6,000,000	6,320,880
5.375%, due 4/15/26	5,620,000	6,070,836

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	$ 10,650,000	$ 10,581,319
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (b)	44,460,000	45,682,650
4.625%, due 6/15/25 (b)	21,650,000	22,624,250
5.625%, due 5/1/24	63,960,000	67,637,700
5.75%, due 2/1/27	26,800,000	29,614,000
MPT Operating Partnership LP
5.00%, due 10/15/27	21,025,000	21,592,675
5.25%, due 8/1/26	5,500,000	5,659,500
RHP Hotel Properties LP
4.50%, due 2/15/29 (b)	11,255,000	10,890,113
4.75%, due 10/15/27	28,050,000	27,623,710
SBA Communications Corp.
3.125%, due 2/1/29	18,000,000	16,775,100
3.875%, due 2/15/27	7,500,000	7,575,000
VICI Properties LP (b)
3.75%, due 2/15/27	12,987,000	12,858,753
4.125%, due 8/15/30	7,080,000	7,101,736
		337,123,313
Retail 4.3%
1011778 B.C. Unlimited Liability Co. (b)
3.50%, due 2/15/29	11,305,000	10,703,517
3.875%, due 1/15/28	26,885,000	26,208,842
4.00%, due 10/15/30	55,052,000	50,959,985
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,963,472
4.625%, due 11/15/29 (b)	12,005,000	11,813,160
4.75%, due 3/1/30	16,525,000	16,284,561
5.00%, due 2/15/32 (b)	10,005,000	9,926,661
CEC Entertainment LLC
6.75%, due 5/1/26 (b)	12,950,000	12,438,864
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	6,175,000	6,530,063
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (b)	16,250,000	15,552,387
Ken Garff Automotive LLC
4.875%, due 9/15/28 (b)	24,000,000	23,202,480
KFC Holding Co.
4.75%, due 6/1/27 (b)	18,287,000	18,648,900
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (b)	38,515,000	37,094,952
Lithia Motors, Inc. (b)
3.875%, due 6/1/29	5,000,000	4,912,500
4.375%, due 1/15/31	5,000,000	5,028,000

	Principal Amount	Value
Corporate Bonds
Retail
Murphy Oil USA, Inc.
4.75%, due 9/15/29	$ 7,500,000	$ 7,612,500
5.625%, due 5/1/27	10,417,000	10,742,531
NMG Holding Co., Inc.
7.125%, due 4/1/26 (b)	66,285,000	68,274,213
Sonic Automotive, Inc. (b)
4.625%, due 11/15/29	12,390,000	12,095,738
4.875%, due 11/15/31	12,335,000	11,920,914
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(f)	28,880,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	38,627,872
4.625%, due 1/31/32	39,600,000	39,410,712
4.75%, due 1/15/30 (b)	33,885,000	34,819,040
7.75%, due 4/1/25 (b)	4,500,000	4,714,650
		500,486,514
Software 4.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (b)	7,500,000	7,797,188
Camelot Finance SA
4.50%, due 11/1/26 (b)	15,990,000	16,231,449
CDK Global, Inc.
4.875%, due 6/1/27	8,570,000	8,796,248
5.25%, due 5/15/29 (b)	5,000,000	5,202,550
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	13,500,000	13,550,490
Clarivate Science Holdings Corp. (b)
3.875%, due 7/1/28	20,935,000	19,970,943
4.875%, due 7/1/29	38,750,000	36,909,375
Fair Isaac Corp. (b)
4.00%, due 6/15/28	11,850,000	11,731,500
5.25%, due 5/15/26	12,250,000	13,100,334
Minerva Merger Sub, Inc.
6.50%, due 2/15/30 (b)(k)	23,500,000	23,441,250
MSCI, Inc. (b)
3.25%, due 8/15/33	23,000,000	21,570,090
3.625%, due 9/1/30	32,125,000	31,509,806
3.625%, due 11/1/31	30,375,000	29,912,693
3.875%, due 2/15/31	44,255,000	44,204,992
4.00%, due 11/15/29	34,330,000	34,544,562
Open Text Corp. (b)
3.875%, due 2/15/28	17,385,000	17,036,952
3.875%, due 12/1/29	16,010,000	15,375,684
Open Text Holdings, Inc. (b)
4.125%, due 2/15/30	30,047,000	29,353,215
4.125%, due 12/1/31	11,000,000	10,615,000

	Principal Amount	Value
Corporate Bonds
Software
PTC, Inc. (b)
3.625%, due 2/15/25	$ 11,000,000	$ 11,041,250
4.00%, due 2/15/28	35,619,000	35,303,234
SS&C Technologies, Inc.
5.50%, due 9/30/27 (b)	22,995,000	23,747,396
Veritas US, Inc.
7.50%, due 9/1/25 (b)	11,000,000	11,220,000
		472,166,201
Telecommunications 4.2%
CommScope, Inc.
8.25%, due 3/1/27 (b)	11,985,000	11,725,884
Connect Finco SARL
6.75%, due 10/1/26 (b)	54,590,000	56,581,443
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	12,000,000	12,780,000
6.625%, due 8/1/26	19,275,000	20,768,620
Level 3 Financing, Inc.
5.375%, due 5/1/25	31,477,000	31,924,603
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	28,940,000	29,012,350
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	124,326,540
Sprint Corp.
7.875%, due 9/15/23	46,900,000	50,652,000
Switch Ltd.
3.75%, due 9/15/28 (b)	18,195,000	17,355,847
T-Mobile US, Inc.
2.625%, due 2/15/29	9,690,000	9,088,929
2.875%, due 2/15/31	34,390,000	32,326,600
4.00%, due 4/15/22	3,000,000	3,003,870
4.50%, due 4/15/50	10,000,000	10,955,896
4.75%, due 2/1/28	38,055,000	39,339,356
5.375%, due 4/15/27	33,000,000	33,900,900
Vmed O2 UK Financing I plc
4.75%, due 7/15/31 (b)	8,130,000	7,769,678
		491,512,516
Toys, Games & Hobbies 0.3%
Mattel, Inc. (b)
3.375%, due 4/1/26	5,000,000	4,978,750
3.75%, due 4/1/29	10,000,000	9,875,000
5.875%, due 12/15/27	19,775,000	21,010,938
		35,864,688
Transportation 0.5%
Seaspan Corp.
5.50%, due 8/1/29 (b)	10,500,000	10,384,290

	Principal Amount	Value
Corporate Bonds
Transportation
Watco Cos. LLC
6.50%, due 6/15/27 (b)	$ 43,800,000	$ 45,333,000
		55,717,290
Total Corporate Bonds (Cost $10,071,527,359)		10,209,316,094
Loan Assignments 3.2%
Automobile 0.3%
Dealer Tire LLC
Term Loan B1
4.355% (1 Month LIBOR + 4.25%), due 1/1/38 (g)	17,135,189	17,143,757
Neenah Foundry Co.
Term Loan
8.50%, due 10/1/26 (c)(d)(e)	19,448,812	19,254,324
		36,398,081
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 10/22/25 (g)	13,496,919	13,496,919
Electronics 0.1%
Camelot U.S. Acquisition 1 Co. (g)
Initial Term Loan
3.105% (1 Month LIBOR + 3.00%), due 10/30/26	4,869,758	4,851,496
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	4,950,000	4,936,081
		9,787,577
Finance 0.1%
Icon plc
Lux Term Loan
2.75% (3 Month LIBOR + 2.25%), due 7/3/28 (g)	7,259,638	7,235,442
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (g)	8,855,389	8,826,608
		16,062,050
Healthcare 0.1%
Medline Borrower LP
Initial Dollar Term Loan
3.75% (1 Month LIBOR + 3.25%), due 10/23/28 (g)	7,000,000	6,968,829
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
3.855% (1 Month LIBOR + 3.75%), due 11/16/25 (g)	20,153,924	20,078,346

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Organon & Co.
Dollar Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/2/28 (g)	$ 10,605,833	$ 10,588,790
		30,667,136
Insurance 0.1%
USI, Inc.
2017 New Term Loan
3.224% (3 Month LIBOR + 3.00%), due 5/16/24 (g)	14,371,120	14,277,708
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
2021 Incremental Term Advance B
4.00% (3 Month LIBOR + 3.25%), due 10/18/28 (g)	12,000,000	11,870,004
NASCAR Holdings LLC
Initial Term Loan
2.605% (1 Month LIBOR + 2.50%), due 10/19/26 (g)	3,977,979	3,965,774
		15,835,778
Manufacturing 0.1%
Adient US LLC
Term Loan B1
3.605% (1 Month LIBOR + 3.50%), due 4/10/28 (g)	15,920,000	15,903,411
Media 0.2%
DIRECTV Financing LLC
Closing Date Term Loan
5.75% (3 Month LIBOR + 5.00%), due 8/2/27 (g)	22,971,250	22,985,607
Mining, Steel, Iron & Non-Precious Metals 0.1%
Keystone Power Pass-Through Ho
Term Loan
18.00% (3 Month LIBOR + 18.00%), due 4/30/22 (c)(d)(g)	5,180,750	5,180,750
Oil & Gas 0.3%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (g)	9,011,000	9,703,721
PetroQuest Energy LLC (a)(c)(d)
Term Loan
8.50% (8.50% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (e)(g)	19,684,991	15,747,993
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	2,019,458	2,019,458
TransMontaigne Operating Co. LP
Tranche Term Loan B
4.00% (1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 11/17/28 (g)	12,600,000	12,610,496
		40,081,668

	Principal Amount	Value
Loan Assignments
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
First Incremental Term Loan
2.854% (1 Month LIBOR + 2.75%), due 11/27/25 (g)	$ 12,070,405	$ 12,037,211
Retail 0.7%
Great Outdoors Group LLC
Term Loan B2
4.50% (3 Month LIBOR + 3.75%), due 3/6/28 (g)	79,201,500	79,102,498
Services: Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
5.50% (3 Month LIBOR + 4.50%), due 9/29/28 (g)	11,970,000	11,958,772
Icon plc
U.S. Term Loan
2.75% (3 Month LIBOR + 2.25%), due 7/3/28 (g)	1,808,743	1,802,715
		13,761,487
Utilities 0.4%
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (g)	48,911,717	48,346,200
Total Loan Assignments (Cost $381,968,444)		380,892,910
Total Long-Term Bonds (Cost $10,562,250,027)		10,718,560,046

	Shares
Common Stocks 2.4%
Commercial Services & Supplies 0.1%
ATD New Holdings, Inc. (m)	142,545	11,261,055
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(d)(e)(m)	38,880	389
Electrical Equipment 0.2%
Energy Technologies, Inc. (c)(d)(e)(m)	16,724	28,012,700
Hotels, Restaurants & Leisure 0.5%
Carlson Travel, Inc. (c)(d)(j)(m)	1,954,050	63,750,881
Carlson Travel, Inc. (c)(e)(j)(m)	25,452	—
		63,750,881

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc. (c)(j)	386,241	$ 40,555,305
Metals & Mining 0.2%
Franco-Nevada Corp.	65,000	8,598,850
Neenah Enterprises, Inc. (c)(d)(e)(j)(m)	720,961	12,883,573
		21,482,423
Oil, Gas & Consumable Fuels 1.0%
California Resources Corp.	65,919	2,809,468
Gulfport Energy Corp. (m)	1,202,231	78,686,031
PetroQuest Energy, Inc. (c)(d)(e)(m)	28,470,874	—
Talos Energy, Inc. (m)	2,074,193	22,069,413
Whiting Petroleum Corp. (m)	199,436	14,808,123
		118,373,035
Software 0.0% ‡
ASG warrant Corp. (c)(d)(e)(m)	12,502	—
Total Common Stocks (Cost $300,239,599)		283,435,788
Preferred Stocks 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (c)(d)(e)(m)	37,258	31,483,010
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(c)(d)(e)(j)	150	619,846
Total Preferred Stocks (Cost $35,662,837)		32,102,856
Exchange-Traded Funds 0.5%
iShares Gold Trust (m)	929,500	31,807,490
SPDR Gold Shares (m)	130,336	21,908,178
Total Exchange-Traded Funds (Cost $42,271,702)		53,715,668

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings
Expires 11/19/26 (c)(e)(m)	169,236	1,079,726
Travel Holdings, Inc.
Expires 11/19/28 (c)(e)(m)	178,143	1,325,388
		2,405,114

	Number of Warrants	Value
Warrants ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (m)	36,093	$ 541,395
Total Warrants (Cost $32,627,513)		2,946,509
Total Investments (Cost $10,973,051,678)	95.0%	11,090,760,867
Other Assets, Less Liabilities	5.0	579,086,499
Net Assets	100.0%	$ 11,669,847,366

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2022, the total market value was $241,913,343, which represented 2.1% of the Fund’s net assets.
(d)	Illiquid security—As of January 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $260,621,471, which represented 2.2% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Issue in non-accrual status.
(g)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(j)	Restricted security.
(k)	Delayed delivery security.
(l)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(m)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 128,351,042	$ —	$ 128,351,042
Corporate Bonds	—	10,189,316,094	20,000,000	10,209,316,094
Loan Assignments	—	345,890,593	35,002,317	380,892,910
Total Long-Term Bonds	—	10,663,557,729	55,002,317	10,718,560,046
Common Stocks	126,971,885	115,567,241	40,896,662	283,435,788
Preferred Stocks	—	—	32,102,856	32,102,856
Exchange-Traded Funds	53,715,668	—	—	53,715,668
Warrants	541,395	—	2,405,114	2,946,509
Total Investments in Securities	$ 181,228,948	$ 10,779,124,970	$ 130,406,949	$ 11,090,760,867

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2022
Long-Term Bonds
Corporate Bonds	$33,482,860	$116,898	$2,102,662	$(7,697,645)	$—	$(13,730,000)	$5,725,225	$—	$20,000,000	$(5,736,158)
Loan Assignments	15,403,582	5,297	2,343	(91,279)	430,512	(246,188)	19,498,050	—	35,002,317	(91,279)
Common Stocks	38,106,199	—	(2,712,223)	5,502,686	—	—	—	—	40,896,662	2,790,463
Preferred Stocks	28,621,936	—	—	3,475,920	5,000	—	—	—	32,102,856	3,475,920
Warrants	—	—	—	(30,207,962)	32,613,076	—	—	—	2,405,114	(30,207,962)
Total	$115,614,577	$122,195	$(607,218)	$(29,018,280)	$33,048,588	$(13,976,188)	$25,223,275	$—	$130,406,949	$(29,769,016)
As of January 31, 2022, Corporate Bonds with a market value of $5,725,225 transferred from Level 2 to Level 3 as the fair value for these Corporate Bonds utilized significant unobservable inputs. As of October 31, 2021, the fair value obtained for these Corporate Bonds utilized significant other observable inputs.
As of January 31, 2022, a Loan Assignment with a market value of $19,498,050 transferred from Level 2 to Level 3 as the fair value for this Loan Assignment utilized significant unobservable inputs. As of October 31, 2021, the fair value obtained for this Loan Assignment utilized significant other observable inputs.

MainStay MacKay International Equity Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 97.6%
Brazil 3.3%
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	951,945	$ 12,764,069
Canada 2.3%
Constellation Software, Inc. (Software)	5,294	9,118,058
China 4.6%
JD.com, Inc. (Internet & Direct Marketing Retail) (a)(b)	13,681	510,162
Tencent Holdings Ltd. (Interactive Media & Services)	287,299	17,535,960
		18,046,122
Denmark 2.7%
Chr Hansen Holding A/S (Chemicals)	128,842	10,326,370
Finland 0.4%
Musti Group Oyj (Specialty Retail)	56,863	1,690,527
France 10.6%
BioMerieux (Health Care Equipment & Supplies)	31,634	3,704,674
Dassault Systemes SE (Software)	74,267	3,575,843
Edenred (IT Services)	264,061	11,317,213
Sartorius Stedim Biotech (Life Sciences Tools & Services)	24,131	10,565,001
Teleperformance (Professional Services)	32,113	12,099,744
		41,262,475
Germany 12.5%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	17,252	2,745,079
Deutsche Boerse AG (Capital Markets)	78,074	13,786,681
SAP SE (Software)	90,002	11,143,178
Scout24 SE (Interactive Media & Services) (c)	132,485	7,843,677
Symrise AG (Chemicals)	26,039	3,106,908
Zalando SE (Internet & Direct Marketing Retail) (b)(c)	130,964	10,290,034
		48,915,557
India 5.2%
HDFC Bank Ltd. (Banks)	661,575	13,264,846
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	208,529	7,102,032
		20,366,878
Ireland 3.2%
ICON plc (Life Sciences Tools & Services) (b)	47,039	12,499,203
Israel 0.9%
NICE Ltd., Sponsored ADR (Software) (b)	13,633	3,490,866
Italy 0.9%
Reply SpA (IT Services)	20,549	3,444,724

	Shares	Value
Common Stocks
Japan 10.7%
CyberAgent, Inc. (Media)	901,600	$ 10,505,992
JMDC, Inc. (Health Care Technology) (b)	56,600	2,619,138
Menicon Co. Ltd. (Health Care Equipment & Supplies)	197,000	4,368,314
MonotaRO Co. Ltd. (Trading Companies & Distributors)	351,500	5,728,733
Relo Group, Inc. (Real Estate Management & Development)	441,900	7,956,408
SMS Co. Ltd. (Professional Services)	97,800	2,688,230
TechnoPro Holdings, Inc. (Professional Services) (d)	313,000	7,951,465
		41,818,280
Mexico 0.4%
Regional SAB de CV (Banks)	271,624	1,557,216
Netherlands 3.0%
Adyen NV (IT Services) (b)(c)	1,287	2,624,440
Koninklijke DSM NV (Chemicals)	47,812	9,004,864
		11,629,304
Spain 2.9%
Industria de Diseno Textil SA (Specialty Retail)	372,225	11,246,618
Sweden 2.9%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	591,285	7,988,973
MIPS AB (Leisure Products)	34,158	3,415,319
		11,404,292
Switzerland 3.5%
Belimo Holding AG (Registered) (Building Products)	6,711	3,714,042
Lonza Group AG (Registered) (Life Sciences Tools & Services)	14,501	9,981,510
		13,695,552
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	93,323	11,444,200
United Kingdom 15.4%
Diageo plc (Beverages)	234,994	11,845,319
Experian plc (Professional Services)	132,137	5,518,494
HomeServe plc (Commercial Services & Supplies)	523,546	5,402,230
Linde plc (Chemicals)	28,132	8,965,106
Prudential plc (Insurance)	989,308	16,638,948
St James's Place plc (Capital Markets)	572,555	11,808,307
		60,178,404
United States 9.3%
Accenture plc, Class A (IT Services)	12,934	4,573,204
Aon plc, Class A (Insurance)	42,651	11,790,442
Fiverr International Ltd. (Internet & Direct Marketing Retail) (b)	29,757	2,538,570
Globant SA (IT Services) (b)	12,019	3,067,008
STERIS plc (Health Care Equipment & Supplies)	19,987	4,485,083

	Shares	Value
Common Stocks
United States
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	67,534	$ 9,658,037
		36,112,344
Total Common Stocks (Cost $335,271,977)		381,011,059
Short-Term Investments 1.0%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 0.01% (e)	763,810	763,810
Unaffiliated Investment Company 0.8%
United States 0.8%
Wells Fargo Government Money Market Fund, 0.025% (e)(f)	3,277,155	3,277,155
Total Short-Term Investments (Cost $4,040,965)		4,040,965
Total Investments (Cost $339,312,942)	98.6%	385,052,024
Other Assets, Less Liabilities	1.4	5,586,816
Net Assets	100.0%	$ 390,638,840

†	Percentages indicated are based on Fund net assets.
(a)	Delayed delivery security.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $3,147,561. The Fund received cash collateral with a value of $3,277,155.
(e)	Current yield as of January 31, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 18,046,122	$ —	$ 18,046,122
Denmark	—	10,326,370	—	10,326,370
Finland	—	1,690,527	—	1,690,527
France	—	41,262,475	—	41,262,475
Germany	—	48,915,557	—	48,915,557
India	—	20,366,878	—	20,366,878
Italy	—	3,444,724	—	3,444,724
Japan	—	41,818,280	—	41,818,280
Netherlands	—	11,629,304	—	11,629,304
Spain	—	11,246,618	—	11,246,618
Sweden	—	11,404,292	—	11,404,292
Switzerland	—	13,695,552	—	13,695,552
United Kingdom	8,965,106	51,213,298	—	60,178,404
All Other Countries	86,985,956	—	—	86,985,956
Total Common Stocks	95,951,062	285,059,997	—	381,011,059
Short-Term Investments
Affiliated Investment Company	763,810	—	—	763,810
Unaffiliated Investment Company	3,277,155	—	—	3,277,155
Total Short-Term Investments	4,040,965	—	—	4,040,965
Total Investments in Securities	$ 99,992,027	$ 285,059,997	$ —	$ 385,052,024

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 98.3%
Long-Term Municipal Bonds 92.2%
Alabama 1.2%
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	$ 41,000,000	$ 45,092,313
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/43 (b)	2,650,000	2,773,240
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	5,410,000	6,094,137
Health Care Authority of the City of Huntsville (The), HH Health System, Revenue Bonds
Series B
4.00%, due 6/1/45	19,320,000	21,754,745
Houston County Health Care Authority, Southeast Alabama Medical Centre, Revenue Bonds
Series A
5.00%, due 10/1/25	1,000,000	1,123,080
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/50 (a)	750,000	812,963
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	9,450,000	12,660,072
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/28	2,400,000	2,690,036
University of South Alabama, Revenue Bonds
Insured: AGM
4.00%, due 11/1/35	2,000,000	2,189,339
Insured: AGM
5.00%, due 11/1/29	1,110,000	1,272,294
Insured: AGM
5.00%, due 11/1/30	2,000,000	2,289,478
Water Works Board of the City of Birmingham (The), Revenue Bonds
Series B
5.00%, due 1/1/32	5,640,000	6,610,468
		105,362,165
Alaska 0.0% ‡
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,550,000	3,704,567
Arizona 0.6%
Arizona Board of Regents, Revenue Bonds
Series A
5.00%, due 7/1/39	2,000,000	2,487,740
Series A
5.00%, due 7/1/43	2,980,000	3,680,266

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	$ 1,000,000	$ 1,000,000
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	940,000	1,031,903
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
4.00%, due 2/1/50	17,850,000	19,909,747
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/41	10,410,000	11,578,899
Series E
4.00%, due 1/1/45	6,500,000	7,369,128
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
4.00%, due 7/1/35	6,675,000	7,676,710
		54,734,393
Arkansas 0.6%
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
5.00%, due 3/1/34	2,000,000	2,293,303
Little Rock School District, Limited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 2/1/46	4,405,000	4,476,960
Series A, Insured: State Aid Withholding
3.00%, due 2/1/48	16,405,000	16,633,986
Pulaski County Special School District, Arkansas Construction Bonds, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 2/1/48	14,675,000	14,930,586
Springdale Public Facilities Board, Arkansas Children's Northwest, Inc., Revenue Bonds
5.00%, due 3/1/34	2,890,000	3,283,726
Springdale School District No. 50, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 6/1/36	2,500,000	2,526,392
Insured: State Aid Withholding
4.00%, due 6/1/40	9,850,000	9,946,721
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,521,683
5.00%, due 10/1/30	1,110,000	1,283,919
5.00%, due 10/1/31	1,205,000	1,393,216
		58,290,492
California 16.0%
Alta Loma School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	4,250,000	4,862,336

	Principal Amount	Value
Long-Term Municipal Bonds
California
Alta Loma School District, Unlimited General Obligation
Series B
5.00%, due 8/1/44	$ 3,750,000	$ 4,428,777
Antelope Valley Community College District, Unlimited General Obligation
Series B
3.00%, due 8/1/50	9,450,000	9,739,994
Series B
4.00%, due 8/1/45	8,850,000	10,169,582
Antelope Valley Community College District, Election 2016, Unlimited General Obligation
Series A
4.50%, due 8/1/38	10,825,000	12,517,637
Bay Area Toll Authority, Revenue Bonds
Series S-H
5.00%, due 4/1/44	2,615,000	3,224,142
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	37,650,000	43,302,737
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series A
3.00%, due 8/15/51	4,750,000	4,752,623
Series A
4.00%, due 8/15/48	75,880,000	86,037,714
Series A
5.00%, due 8/15/51	13,680,000	16,874,971
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/35	1,230,000	1,346,590
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/45	9,600,000	10,592,422
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
4.00%, due 11/15/45	4,750,000	5,356,166
5.00%, due 11/15/49	17,000,000	19,485,582
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/34	4,750,000	5,397,023
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/49	9,450,000	11,272,281
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A
3.00%, due 2/1/46	4,590,000	4,475,566
Series A
4.00%, due 2/1/40	2,000,000	2,298,462
Series A
4.00%, due 2/1/41	2,750,000	3,155,231
Series A
4.00%, due 2/1/51	10,345,000	11,580,698

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/23	$ 405,000	$ 430,758
5.00%, due 12/1/24	425,000	464,030
5.00%, due 12/1/25	450,000	503,604
5.00%, due 12/1/26	470,000	538,084
5.00%, due 12/1/27	495,000	577,684
5.00%, due 12/1/28	520,000	604,034
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,855,429
Insured: BAM
5.00%, due 5/15/32	1,500,000	1,793,987
Insured: BAM
5.00%, due 5/15/36	3,900,000	4,644,740
Insured: BAM
5.00%, due 5/15/39	9,215,000	10,931,424
Insured: BAM
5.00%, due 5/15/43	11,150,000	13,148,482
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	15,750,000	4,884,488
California State University, Revenue Bonds
Series A
5.00%, due 11/1/44	25,070,000	30,846,416
California Statewide Communities Development Authority, Front Porch Communities & Services, Revenue Bonds
Series A
3.00%, due 4/1/37	5,130,000	5,283,576
Center Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	13,500,000	13,797,915
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B
3.375%, due 8/1/50	9,770,000	10,278,954
Series B
4.00%, due 8/1/45	18,210,000	20,742,612
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	4,750,000	4,683,959
City of Escondido CA, Unlimited General Obligation
5.00%, due 9/1/36	4,500,000	5,068,226
City of Long Beach CA, Airport System, Revenue Bonds
Series A
5.00%, due 6/1/30	4,750,000	4,769,864
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/37 (c)	13,805,000	15,807,339
Series A
4.00%, due 5/15/38 (c)	13,870,000	15,846,762
Series A
4.00%, due 5/15/39 (c)	14,940,000	17,039,951

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
5.00%, due 5/15/31 (c)	$ 7,750,000	$ 9,360,452
Series E
5.00%, due 5/15/36 (c)	3,205,000	3,871,294
Series E
5.00%, due 5/15/37 (c)	1,000,000	1,207,079
Series F
5.00%, due 5/15/37 (c)	2,350,000	2,822,197
Series A
5.00%, due 5/15/40	6,350,000	7,836,062
Series C
5.00%, due 5/15/44 (c)	4,035,000	4,702,783
Series E
5.00%, due 5/15/44 (c)	9,450,000	11,293,375
Series A
5.00%, due 5/15/51 (c)	16,825,000	20,208,686
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien (c)
Series C
4.00%, due 5/15/50	10,000,000	10,955,032
Series C
5.00%, due 5/15/34	11,580,000	14,068,020
Series C
5.00%, due 5/15/45	8,800,000	10,468,304
City of Los Angeles CA, Wastewater System, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/43	9,450,000	11,404,011
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/28	2,700,000	3,186,301
Series A
5.00%, due 6/1/29	2,915,000	3,433,837
Series A
5.00%, due 6/1/30	4,420,000	5,205,104
Series A
5.00%, due 6/1/32	2,260,000	2,649,898
Series A
5.00%, due 6/1/33	1,225,000	1,435,826
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	11,685,000	13,242,026
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	13,900,000	16,210,639
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 6/1/38	1,250,000	765,380

	Principal Amount	Value
Long-Term Municipal Bonds
California
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 6/1/39	$ 5,105,000	$ 3,009,207
Series B, Insured: BAM
(zero coupon), due 6/1/40	1,500,000	850,542
Series B, Insured: BAM
(zero coupon), due 6/1/41	1,750,000	953,782
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	6,500,000	7,281,523
Cotati-Rohnert Park Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/42	2,865,000	3,265,343
El Monte Union High School District, Unlimited General Obligation
Series A
5.00%, due 6/1/49	16,290,000	19,021,774
Enterprise Elementary School District, Election 2018, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	4,750,000	5,389,522
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/41	2,750,000	3,282,261
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,445,461
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/35	14,300,000	7,136,282
Series C
(zero coupon), due 8/1/36	15,000,000	6,953,592
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	4,550,000	4,819,091
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/50	16,750,000	18,767,728
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, due 6/1/33	11,895,000	14,415,848
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A, Insured: AGM-CR State Appropriations
5.00%, due 6/1/40	4,910,000	5,524,539
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	5,000,000	6,137,801
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,955,000	3,363,802

	Principal Amount	Value
Long-Term Municipal Bonds
California
Live Oak Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/48	$ 1,500,000	$ 1,757,985
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series E-1
5.00%, due 12/1/49	7,105,000	8,719,895
Los Angeles Department of Water & Power, Revenue Bonds
Series A
5.00%, due 7/1/41	4,640,000	5,847,497
Series B
5.00%, due 7/1/45	8,460,000	10,374,609
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	3,250,000	3,785,470
Series C
4.00%, due 7/1/36	5,500,000	6,333,816
Series C
4.00%, due 7/1/37	4,500,000	5,163,693
Los Angeles Unified School District, Election 2008, Unlimited General Obligation
Series B-1
5.25%, due 7/1/42	64,855,000	78,013,989
Martinez Unified School District, Election of 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/51	4,500,000	5,042,745
Metropolitan Water District of Southern California, Revenue Bonds
Series C
5.00%, due 7/1/39	22,370,000	28,023,237
Series C
5.00%, due 7/1/40	4,860,000	6,069,597
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	8,450,000	9,309,234
North Coast County Water District, Certificate of Participation
Insured: AGM
4.00%, due 10/1/46	1,075,000	1,217,697
Insured: AGM
4.00%, due 10/1/51	1,750,000	1,973,561
Novato Unified School District, Election 2016, Unlimited General Obligation
Series C
2.00%, due 8/1/39	4,395,000	4,081,663
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,312,873
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,986,286
Insured: AGM
5.00%, due 8/1/29	2,535,000	2,867,215

	Principal Amount	Value
Long-Term Municipal Bonds
California
Paramount Unified School District, Election 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	$ 24,500,000	$ 6,288,072
Pomona Unified School District, Election 2008, Unlimited General Obligation
Series E, Insured: AGM
5.00%, due 8/1/30	3,285,000	3,355,511
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/37	3,410,000	4,075,858
Riverside County Community Facilities District No. 07-2, Special Tax
Insured: AGM
4.00%, due 9/1/45	3,750,000	4,251,044
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM
5.00%, due 10/1/30	2,345,000	2,656,377
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	12,260,000	12,504,075
Series B-1
4.00%, due 6/1/37	2,750,000	3,185,534
Series B-1
4.00%, due 6/1/38	3,750,000	4,331,630
Series B-1
4.00%, due 6/1/40	4,000,000	4,597,349
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	18,950,000	21,175,732
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	4,500,000	5,007,960
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/30	1,000,000	1,061,652
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/41	7,000,000	7,616,912
San Diego Association of Governments South Bay Expressway, South Bay Expressway, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	2,475,000	2,916,257
Series A
5.00%, due 7/1/32	1,800,000	2,118,435
Series A
5.00%, due 7/1/38	1,150,000	1,352,917
San Diego County Regional Airport Authority, Revenue Bonds
Series A
4.00%, due 7/1/38	1,750,000	1,967,468
Series B
4.00%, due 7/1/39 (c)	3,350,000	3,755,451

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/40 (c)	$ 9,290,000	$ 10,395,251
Series B
4.00%, due 7/1/46 (c)	4,750,000	5,227,493
Series B
5.00%, due 7/1/46 (c)	2,580,000	3,087,189
Series B
5.00%, due 7/1/51 (c)	5,250,000	6,255,814
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/34	2,000,000	2,066,528
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	2,750,000	3,058,950
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bond, Unlimited General Obligation
Series C-1
3.00%, due 8/1/50	43,500,000	44,602,890
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series E
5.00%, due 5/1/35 (c)	7,850,000	9,434,642
Series E
5.00%, due 5/1/36 (c)	3,220,000	3,866,703
Series E
5.00%, due 5/1/37 (c)	7,035,000	8,441,562
Series E
5.00%, due 5/1/45 (c)	3,250,000	3,845,248
Series A
5.00%, due 5/1/47 (c)	8,500,000	9,807,352
Series D
5.00%, due 5/1/48 (c)	8,500,000	9,930,717
Series E
5.00%, due 5/1/50 (c)	18,055,000	21,258,168
Series F
5.00%, due 5/1/50	27,780,000	33,158,077
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (c)
Series A
5.00%, due 5/1/36	3,995,000	4,797,354
Series A
5.00%, due 5/1/38	5,500,000	6,589,097
Series A
5.00%, due 5/1/49	15,700,000	18,495,627
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/37	1,000,000	1,064,544
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,158,974

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/35	$ 1,000,000	$ 1,157,836
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,272,995
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/49	2,865,000	3,292,892
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	8,030,000	9,058,575
Selma Unified School District, Election 2006, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/39	730,000	450,751
Series D, Insured: AGM
(zero coupon), due 8/1/41	730,000	421,135
Sierra Joint Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/53	3,250,000	3,660,835
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/39	1,000,000	1,182,164
Series A
5.00%, due 8/1/40	1,195,000	1,411,303
Solano County Community College District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/42	15,610,000	18,863,474
Southern California Water Replenishment District, Revenue Bonds
5.00%, due 8/1/38	1,750,000	2,113,894
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 11/1/34	3,445,000	3,641,989
4.00%, due 10/1/36	6,000,000	6,878,611
4.00%, due 3/1/40	7,000,000	7,945,242
5.00%, due 10/1/32	12,990,000	16,782,575
State of California, Various Purposes, Unlimited General Obligation
3.00%, due 11/1/35	7,250,000	7,637,752
4.00%, due 10/1/34	19,765,000	22,828,988
4.00%, due 3/1/37	19,075,000	21,831,725
4.00%, due 10/1/37	5,500,000	6,381,805
4.00%, due 3/1/38	7,500,000	8,556,463
4.00%, due 3/1/46	18,975,000	21,298,176
5.25%, due 10/1/39	5,135,000	5,898,323
State of California, Unlimited General Obligation
4.00%, due 3/1/36	12,300,000	14,111,913
5.00%, due 10/1/39	4,500,000	5,538,831
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	2,200,000	2,512,538

	Principal Amount	Value
Long-Term Municipal Bonds
California
Tulare County Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/1/37	$ 5,445,000	$ 6,263,506
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/44	3,750,000	4,594,198
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,870,000	3,815,496
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	13,900,000	15,678,345
Series BE
4.00%, due 5/15/50	5,000,000	5,623,650
Series AV
5.00%, due 5/15/42	1,725,000	2,016,168
Series AZ
5.00%, due 5/15/43	8,810,000	10,572,739
Series AZ
5.25%, due 5/15/58	5,405,000	6,522,342
Val Verde Unified School District, Election 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	4,020,000	4,084,851
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,900,000	2,451,315
Winters Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/46	1,400,000	1,646,949
		1,459,999,076
Colorado 1.6%
Adams State University, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/37	750,000	848,499
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/39	1,085,000	1,223,905
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/42	1,500,000	1,684,445
City & County of Denver CO, Airport System, Revenue Bonds (c)
Series A
5.00%, due 12/1/25	4,870,000	5,484,808
Series A
5.00%, due 12/1/35	7,250,000	8,620,943
Series A
5.25%, due 12/1/48	9,500,000	11,354,944
City & County of Denver CO, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	2,625,000	3,012,776

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	$ 18,220,000	$ 17,995,544
Series A
4.00%, due 11/15/46	15,100,000	17,296,531
Series A
4.00%, due 11/15/50	20,590,000	23,475,991
Series A
5.00%, due 11/15/41	2,575,000	3,253,605
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
4.00%, due 8/1/49	20,985,000	22,860,637
Colorado Housing and Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA
4.25%, due 11/1/48	3,780,000	4,051,463
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,120,442
Eagle County School District No. Re50J, Certificate of Participation
Insured: AGM
4.00%, due 12/1/51	6,855,000	7,645,944
Regional Transportation District, Certificate of Participation
Series A
4.50%, due 6/1/44	9,475,000	9,814,293
South Suburban Park & Recreation District, Unlimited General Obligation
4.00%, due 12/15/38	1,140,000	1,311,886
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	1,250,000	1,429,209
		142,485,865
Connecticut 2.1%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	2,840,000	3,259,763
Series D, Insured: AGM
5.00%, due 8/15/34	2,840,000	3,254,402
Series D, Insured: AGM
5.00%, due 8/15/35	3,090,000	3,537,969
Series D, Insured: AGM
5.00%, due 8/15/36	3,090,000	3,532,153
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/28	2,500,000	2,517,656
Series A, Insured: State Guaranteed
5.00%, due 4/1/29	895,000	901,171
Series A, Insured: AGM State Guaranteed
5.00%, due 4/1/32	195,000	196,351

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of Hartford CT, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	$ 6,970,000	$ 7,775,227
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,500,000	2,787,032
City of New Haven CT, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/29	1,450,000	1,661,578
Connecticut Housing Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/15/45	3,475,000	3,711,536
Series B-1
4.00%, due 5/15/49	2,360,000	2,558,975
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/32	10,085,000	10,836,440
Series A
3.00%, due 1/15/39	13,480,000	13,989,227
Series B
3.00%, due 1/15/42	4,000,000	4,080,853
Series A
4.00%, due 4/15/37	2,920,000	3,326,687
Series A
5.00%, due 3/1/28	1,990,000	2,146,280
Series F
5.00%, due 9/15/28	12,110,000	14,723,096
Series C
5.00%, due 6/15/33	1,775,000	2,139,781
Series E, Insured: BAM
5.00%, due 9/15/33	4,250,000	5,185,344
Series C
5.00%, due 6/15/34	1,375,000	1,658,265
Series A
5.00%, due 4/15/35	5,500,000	6,413,728
Series E, Insured: BAM
5.00%, due 9/15/35	2,325,000	2,831,174
Series A
5.00%, due 4/15/36	2,050,000	2,499,409
Series E, Insured: BAM
5.00%, due 9/15/37	2,000,000	2,436,688
Series A
5.00%, due 4/15/39	1,250,000	1,522,275
Series A
5.00%, due 1/15/40	750,000	918,436
State of Connecticut, Social Bond, Unlimited General Obligation
Series B
3.00%, due 6/1/38	3,375,000	3,521,541

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Social Bond, Unlimited General Obligation
Series B
3.00%, due 6/1/39	$ 4,125,000	$ 4,286,612
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
3.125%, due 5/1/40	4,000,000	4,179,414
Series A
4.00%, due 5/1/39	10,350,000	11,784,857
Series A
5.00%, due 9/1/30	4,500,000	4,926,502
Series A
5.00%, due 9/1/30	1,830,000	2,106,228
Series A
5.00%, due 1/1/31	4,500,000	5,322,866
Series A, Insured: BAM
5.00%, due 9/1/31	13,570,000	15,676,824
Series A
5.00%, due 9/1/33	12,300,000	14,138,989
Series A
5.00%, due 9/1/34	3,250,000	3,547,609
Series A
5.00%, due 1/1/36	3,825,000	4,508,042
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/33	2,000,000	2,411,061
Series A
5.00%, due 11/1/35	3,740,000	4,499,566
		191,311,607
Delaware 0.6%
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/34	5,860,000	7,195,169
Series A
5.00%, due 10/1/35	7,585,000	9,303,240
Series A
5.00%, due 10/1/37	8,535,000	10,454,468
Series A
5.00%, due 10/1/38	4,500,000	5,502,748
Series A
5.00%, due 10/1/45	17,975,000	21,736,256
		54,191,881
District of Columbia 1.5%
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	2,370,000	2,699,317
4.00%, due 6/1/43	2,035,000	2,302,728

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	$ 5,000,000	$ 5,179,200
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (c)
Series A
4.00%, due 10/1/36	2,350,000	2,653,348
Series A
5.00%, due 10/1/31	3,750,000	4,603,036
Series A
5.00%, due 10/1/32	3,750,000	4,597,485
Series A
5.00%, due 10/1/33	3,175,000	3,890,782
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (b)	7,500,000	9,160,973
Metropolitan Washington Airports Authority Aviation, Revenue Bonds (c)
Series A
5.00%, due 10/1/29	12,510,000	15,197,962
Series A
5.00%, due 10/1/35	3,895,000	4,836,014
Series A
5.00%, due 10/1/43	4,750,000	5,609,749
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/39	1,000,000	1,113,165
Series B
5.00%, due 10/1/33	1,500,000	1,814,019
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series B
6.50%, due 10/1/44 (b)	6,640,000	8,557,574
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52 (d)	43,570,000	48,532,767
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
3.00%, due 7/15/36	5,675,000	5,960,790
Series A
3.00%, due 7/15/40	9,000,000	9,369,787
		136,078,696
Florida 4.4%
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Insured: AGM
4.00%, due 7/1/37	3,455,000	4,041,983

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/35	$ 2,205,000	$ 2,712,177
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/44	11,805,000	14,440,980
City of Miami Beach FL, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,500,000	2,785,972
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/33	1,520,000	1,722,783
Insured: BAM
4.00%, due 10/1/36	3,145,000	3,548,175
Insured: BAM
4.00%, due 10/1/37	2,535,000	2,858,955
Insured: BAM
4.00%, due 10/1/38	1,675,000	1,883,295
Insured: BAM
4.00%, due 10/1/39	2,820,000	3,166,441
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	1,600,000	1,605,725
City of South Miami FL, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	18,950,000	22,234,096
City of Tampa FL, Revenue Bonds
Series C
3.00%, due 10/1/36	4,940,000	5,298,028
County of Broward FL, Port Facilities, Revenue Bonds, Senior Lien
Series B
4.00%, due 9/1/38 (c)	5,000,000	5,531,027
County of Broward FL, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/47	16,420,000	18,573,353
County of Broward FL, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/49 (c)	3,750,000	4,432,659
County of Lee FL, Airport, Revenue Bonds (c)
Series B
5.00%, due 10/1/34	5,680,000	7,022,375
Series B
5.00%, due 10/1/35	5,985,000	7,384,039
Series B
5.00%, due 10/1/39	6,740,000	8,213,479
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
3.00%, due 10/1/36	2,100,000	2,243,270
4.00%, due 10/1/42	3,000,000	3,473,875
Series A
4.00%, due 10/1/44	8,950,000	9,849,278

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
Series B
5.00%, due 10/1/31	$ 9,450,000	$ 10,649,124
Series B
5.00%, due 10/1/44	19,075,000	23,243,012
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
4.00%, due 10/1/38	2,250,000	2,572,467
County of Miami-Dade FL, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/45 (c)	5,935,000	6,599,651
County of Miami-Dade FL, Transit System, Revenue Bonds
Series A
4.00%, due 7/1/48	18,240,000	20,407,656
Series A
4.00%, due 7/1/49	12,500,000	13,948,463
Series A
4.00%, due 7/1/50	10,000,000	11,151,563
County of Miami-Dade FL, Revenue Bonds
Series B-1
4.00%, due 10/1/50 (c)	14,815,000	16,396,353
County of Miami-Dade FL, Unlimited General Obligation
Series A
5.00%, due 7/1/37	2,000,000	2,291,541
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 10/1/37	1,375,000	1,571,574
Insured: AGM
4.00%, due 10/1/39	1,400,000	1,595,253
Florida Keys Aqueduct Authority, Revenue Bonds
Series A
5.00%, due 9/1/49	5,500,000	6,078,646
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/32 (c)	6,525,000	7,925,168
JEA Electric System, Revenue Bonds
Series B
4.00%, due 10/1/36	4,000,000	4,404,158
Miami-Dade County Educational Facilities Authority, Revenue Bonds
Series A
5.00%, due 4/1/48	8,090,000	9,414,390
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital, Revenue Bonds
Series A
4.00%, due 8/1/42	615,000	703,957
Series A
4.00%, due 8/1/46	2,710,000	3,064,285
Series A
4.00%, due 8/1/51	24,220,000	27,158,632

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
North Sumter County Utility Dependent District, Sumter Water Conservation Authority Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/46	$ 9,350,000	$ 11,609,582
Insured: AGM
5.00%, due 10/1/52	10,300,000	12,746,404
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc., Revenue Bonds
5.00%, due 8/1/31	1,500,000	1,635,482
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	4,500,000	5,244,072
State of Florida Department of Transportation, Revenue Bonds
3.00%, due 7/1/32	7,100,000	7,671,464
3.00%, due 7/1/33	7,310,000	7,882,807
State of Florida Department of Transportation Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/35	8,335,000	8,865,266
Series C
3.00%, due 7/1/46	9,660,000	9,859,962
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	5,500,000	5,946,264
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	9,450,000	11,459,064
5.00%, due 3/1/35	10,020,000	12,111,386
Wildwood Utility Dependent District, South Sumter Utility Project, Revenue Bonds, Senior Lien
Insured: BAM
5.00%, due 10/1/52	4,250,000	5,100,002
		402,329,613
Georgia 2.5%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Revenue Bonds
Series A-1
5.00%, due 7/1/33	1,000,000	1,115,898
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	7,415,000	8,312,578
Series A
4.00%, due 7/1/49	9,000,000	10,000,778
Series A
5.00%, due 7/1/32	1,550,000	1,913,652
Series A
5.00%, due 7/1/33	2,380,000	2,935,314
Series A
5.00%, due 7/1/35	1,900,000	2,337,024
Series A
5.00%, due 7/1/36	2,850,000	3,502,353
Series A
5.00%, due 7/1/37	2,800,000	3,436,666

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 2,250,000	$ 2,757,086
Series A
5.00%, due 7/1/39	1,300,000	1,586,911
City of Dalton (The) GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,406,253
Coweta County Development Authority, Piedmont Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 7/1/44	4,500,000	5,429,293
Gainesville & Hall County Hospital Authority, Northeast Health System, Inc. Project, Revenue Bonds
Series A, Insured: County Guaranteed
5.25%, due 8/15/49	4,655,000	5,216,389
Georgia State Road & Tollway Authority, Managed Lane Sysytem, Revenue Bonds
Series A, Insured: State Guaranteed
3.00%, due 7/15/49	5,000,000	5,180,957
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (a)	16,780,000	18,729,328
Series A
5.00%, due 5/15/35	2,750,000	3,546,595
Series A
5.00%, due 5/15/36	3,450,000	4,500,767
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/40	2,545,000	2,914,657
Series A
4.00%, due 1/1/41	2,545,000	2,907,521
Municipal Electric Authority of Georgia, Plant Voglte Units 3&4 Project, Revenue Bonds
Series A
4.00%, due 1/1/51	10,090,000	11,061,653
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/35	4,500,000	4,961,050
Series A
5.00%, due 1/1/45	3,300,000	4,003,440
Series A
5.00%, due 1/1/50	3,750,000	4,523,078
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/37	1,000,000	1,185,683
Series A
5.00%, due 1/1/38	1,340,000	1,588,304
Series A
5.00%, due 1/1/49	49,545,000	58,429,087
Series A
5.00%, due 1/1/56	5,500,000	6,469,993

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/59	$ 9,450,000	$ 11,122,838
Series B
5.00%, due 1/1/59	7,500,000	8,827,649
Series A, Insured: AGM
5.00%, due 1/1/62	8,450,000	10,003,996
Private Colleges & Universities Authority, Savannah College of Art & Design, Revenue Bonds
4.00%, due 4/1/38	1,400,000	1,598,622
4.00%, due 4/1/39	2,500,000	2,850,228
4.00%, due 4/1/41	2,150,000	2,443,076
4.00%, due 4/1/44	5,650,000	6,379,631
		224,178,348
Guam 0.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds (c)
Series C, Insured: AGM
6.125%, due 10/1/43	3,825,000	4,141,556
Series C, Insured: AGM
6.125%, due 10/1/43	925,000	994,749
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	1,730,000	1,964,674
5.00%, due 1/1/46	4,750,000	5,279,199
Series A
5.00%, due 1/1/50	1,660,000	1,953,096
5.25%, due 7/1/33	1,000,000	1,059,797
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	5,110,000	5,235,235
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	706,243
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/27	2,265,000	2,599,475
Series A
5.00%, due 12/1/34	2,290,000	2,593,814
		26,527,838
Hawaii 0.2%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	6,500,000	6,677,141
State of Hawaii Department of Budget & Finance, Hawai'i Pacific Health Obligated Group, Revenue Bonds
Series A
6.00%, due 7/1/33	3,000,000	3,213,547
State of Hawaii State Highway Fund, Revenue Bonds
Series A
5.00%, due 1/1/38	2,765,000	3,352,613

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii State Highway Fund, Revenue Bonds
Series A
5.00%, due 1/1/39	$ 2,900,000	$ 3,512,082
Series A
5.00%, due 1/1/40	2,140,000	2,588,085
		19,343,468
Idaho 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project, Revenue Bonds
Series A
4.00%, due 3/1/46	5,975,000	6,752,776
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/36	16,020,000	19,528,837
Series A
5.00%, due 7/15/37	9,350,000	11,391,565
		37,673,178
Illinois 8.1%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/26	18,895,000	17,162,574
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,700,000	9,093,215
Series A, Insured: AGM-CR
5.50%, due 12/1/39	10,855,000	10,875,349
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	18,460,000	21,540,278
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/1/37	11,190,000	12,732,618
Series A, Insured: AGM
4.00%, due 1/1/37	14,200,000	16,190,904
Series A, Insured: BAM
4.00%, due 1/1/37	4,750,000	5,415,971
Series B, Insured: AGM
4.00%, due 1/1/53	9,450,000	10,381,831
Series C
5.00%, due 1/1/35	5,500,000	6,256,203
Series D
5.00%, due 1/1/47 (c)	4,750,000	5,441,154
Series C
5.50%, due 1/1/34 (c)	3,000,000	3,114,811
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/32 (c)	14,250,000	15,579,498

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	$ 2,915,000	$ 2,967,045
Series B
5.00%, due 1/1/31 (c)	2,000,000	2,035,708
Chicago Park District, Limited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/31	1,955,000	2,217,922
Series C, Insured: BAM
4.00%, due 1/1/38	2,800,000	3,145,644
Series A
5.00%, due 1/1/28	1,000,000	1,126,759
Series A
5.00%, due 1/1/29	750,000	842,335
Series A
5.00%, due 1/1/31	1,000,000	1,119,465
Series A
5.00%, due 1/1/35	2,000,000	2,234,443
Chicago Park District, Unlimited General Obligation
Series F-2
4.00%, due 1/1/38	1,150,000	1,287,541
Series F-2
5.00%, due 1/1/37	2,050,000	2,468,093
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation
Series D, Insured: BAM
4.00%, due 1/1/34	4,055,000	4,583,357
Chicago Park District, Limited Tax, Limited General Obligation
Series B, Insured: BAM
5.00%, due 1/1/29	2,500,000	2,688,983
Series A
5.50%, due 1/1/33	2,000,000	2,170,095
Series A
5.75%, due 1/1/38	3,750,000	4,086,654
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Insured: BAM
5.00%, due 11/15/30	1,435,000	1,751,362
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
Series A
4.00%, due 12/1/50	30,680,000	34,221,932
5.00%, due 12/1/46	2,480,000	2,847,912
City of Chicago Heights IL, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	2,115,000	2,519,451
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	1,250,000	1,275,728
Series 2, Insured: AGM
5.00%, due 11/1/28	2,000,000	2,399,118

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
Series 2, Insured: AGM
5.00%, due 11/1/30	$ 2,750,000	$ 3,263,659
Series 2, Insured: AGM
5.00%, due 11/1/32	4,500,000	5,318,824
Series 2, Insured: AGM
5.00%, due 11/1/33	9,450,000	11,152,489
Series 2, Insured: AGM
5.00%, due 11/1/38	3,250,000	3,831,611
Insured: AGM
5.25%, due 11/1/33	4,500,000	5,372,061
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,218,204
Insured: AGM
5.25%, due 11/1/35	2,775,000	3,331,290
City of Chicago IL, Waterworks, Project, Revenue Bonds, Second Lien
5.00%, due 11/1/27	1,655,000	1,815,238
5.00%, due 11/1/29	1,700,000	1,853,999
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,066,916
Series B, Insured: AGM-CR
5.00%, due 1/1/30	7,085,000	8,245,454
5.00%, due 1/1/33	2,000,000	2,128,348
Series B
5.00%, due 1/1/33	2,490,000	2,876,122
5.00%, due 1/1/39	7,920,000	8,418,973
5.00%, due 1/1/44	12,440,000	13,243,191
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	4,387,107
City of Chicago IL, Unlimited General Obligation
Series A
5.00%, due 1/1/31	2,600,000	3,117,746
Series A
5.00%, due 1/1/32	2,250,000	2,690,970
Series A
5.00%, due 1/1/33	7,750,000	9,248,462
Series A
5.50%, due 1/1/49	9,450,000	11,072,843
Series A
6.00%, due 1/1/38	40,550,000	47,616,328
Series A, Insured: BAM
6.00%, due 1/1/38	5,500,000	6,477,627
City of Chicago IL, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	4,225,000	4,544,382
Cook County Community College District No. 508, Unlimited General Obligation
Insured: BAM
5.50%, due 12/1/38	4,500,000	4,841,072

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	$ 3,120,000	$ 3,449,461
Series C, Insured: BAM
5.00%, due 12/1/31	2,610,000	2,885,607
County of Will IL, Unlimited General Obligation
5.00%, due 11/15/45	16,900,000	19,255,833
Illinois Finance Authority, University of Chicago, Revenue Bonds
Series A
4.00%, due 4/1/50	9,110,000	10,152,229
Illinois Finance Authority, Carle Foundation (The), Revenue Bonds
Series A
5.00%, due 8/15/35	4,500,000	5,681,040
Series A
5.00%, due 8/15/36	4,275,000	5,390,767
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds
Series A
6.00%, due 7/1/43	9,100,000	9,725,050
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,500,000	4,819,222
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	5,165,000	5,870,599
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 6/15/36	55,550,000	37,253,358
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Insured: AGM
(zero coupon), due 6/15/44	9,500,000	4,805,529
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,645,000	3,053,300
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	18,900,000	20,428,137
Series C
5.00%, due 1/1/33	2,000,000	2,382,611
Series A
5.00%, due 1/1/40	4,665,000	5,413,896
Series 2018C
5.00%, due 1/1/43	9,500,000	11,199,212
Series C
5.25%, due 1/1/35	8,500,000	10,245,510
Series 2018C
5.25%, due 1/1/43	18,900,000	22,582,068

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	$ 1,650,000	$ 2,020,090
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/28	1,005,000	1,211,914
Series C, Insured: AGM
5.00%, due 6/1/34	1,000,000	1,245,155
Series C, Insured: AGM
5.00%, due 6/1/38	1,635,000	2,025,797
Series C, Insured: AGM
5.00%, due 6/1/39	1,000,000	1,236,408
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series 2015B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,301,565
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,782,873
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,097,296
State of Illinois, Sales Tax, Revenue Bonds
Series C
4.00%, due 6/15/27	2,000,000	2,191,702
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/40	4,750,000	5,158,750
Insured: BAM
4.00%, due 6/1/41	9,450,000	10,295,388
Series D
5.00%, due 11/1/26	8,175,000	9,334,585
5.00%, due 2/1/27	4,480,000	5,135,976
5.00%, due 1/1/28	5,655,000	6,349,514
5.00%, due 2/1/28	9,425,000	10,729,615
Series D
5.00%, due 11/1/28	6,880,000	7,937,825
5.25%, due 2/1/32	9,450,000	10,132,909
5.50%, due 5/1/39	14,175,000	17,270,974
5.75%, due 5/1/45	4,750,000	5,813,978
Series A
6.00%, due 5/1/27	9,090,000	10,908,163
United City of Yorkville IL, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,523,000	3,902,594
University of Illinois, University of Illinois Auxiliary Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/35	3,245,000	3,433,565
Village of Bellwood IL, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,701,333

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oswego IL, Unlimited General Obligation
5.00%, due 12/15/33	$ 7,145,000	$ 8,132,584
Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	7,590,000	8,700,831
Village of Schaumburg IL, Unlimited General Obligation
Series A
4.00%, due 12/1/41	35,500,000	36,753,356
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/34	1,500,000	1,655,222
		741,960,260
Indiana 0.6%
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B
5.00%, due 2/1/24	2,100,000	2,100,000
Series A
5.00%, due 2/1/25	1,965,000	1,965,000
Series B
5.00%, due 2/1/25	2,210,000	2,210,000
Series B
5.00%, due 2/1/26	2,070,000	2,070,000
Indiana University, Revenue Bonds
Series A
4.00%, due 6/1/32	2,345,000	2,723,286
Series A
4.00%, due 6/1/33	1,885,000	2,188,062
Series A
4.00%, due 6/1/38	2,765,000	3,188,328
Series A
4.00%, due 6/1/39	2,845,000	3,275,846
Indianapolis Local Public Improvement Bond Bank, Public Improvement, Revenue Bonds
Series A, Insured: AGM
4.00%, due 6/1/37	20,980,000	24,130,240
Series A, Insured: AGM
4.00%, due 6/1/38	4,500,000	5,173,339
Vanderburgh County Redevelopment District, Tax Allocation
Insured: AGM
5.00%, due 2/1/31	1,460,000	1,655,933
		50,680,034
Iowa 0.7%
City of Coralville IA, Certificate of Participation
Series E
4.00%, due 6/1/22	1,405,000	1,414,153
Series E
4.00%, due 6/1/23	1,320,000	1,347,749

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(c)	$ 3,000,000	$ 3,008,772
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/47	2,355,000	2,557,781
Series C, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,320,000	1,402,990
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	45,445,000	51,641,430
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series A
4.00%, due 9/1/36 (d)	5,995,000	7,012,717
		68,385,592
Kansas 0.1%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	633,230
5.00%, due 12/1/28	410,000	456,648
5.00%, due 12/1/30	500,000	550,826
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,806,357
5.00%, due 9/1/34	4,750,000	5,328,543
5.00%, due 9/1/35	2,800,000	3,138,954
		12,914,558
Kentucky 0.2%
City of Ashland KY, Ashland Hospital Corp., King's Daughters Medical Center Project, Revenue Bonds
Series A
5.00%, due 2/1/23	1,525,000	1,586,221
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 5/1/38	2,745,000	2,990,138
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.00%, due 4/1/48 (a)	14,300,000	15,066,746
		19,643,105
Louisiana 0.5%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,855,000	5,736,597
East Baton Rouge Sewerage Commission, Revenue Bonds
Series A
4.00%, due 2/1/40	6,355,000	7,194,845
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
5.00%, due 5/15/34	2,010,000	2,268,021
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	10,675,000	11,059,106

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	$ 1,485,000	$ 1,568,815
Port New Orleans Board of Commissioners, Revenue Bonds
Series D
5.00%, due 4/1/50	6,825,000	8,147,097
State of Louisiana, Unlimited General Obligation
Series A
4.00%, due 2/1/34	9,280,000	9,833,277
		45,807,758
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series F
3.65%, due 11/15/42	1,110,000	1,146,646
Maryland 1.0%
City of Baltimore MD, Water Project, Revenue Bonds
Series A
4.00%, due 7/1/37	2,065,000	2,371,240
County of Baltimore MD, Public Improvement, Unlimited General Obligation
4.00%, due 3/1/37	5,065,000	5,828,059
Maryland Stadium Authority, Construction and Reviatalization Program, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	23,370,000	27,744,909
State of Maryland, Unlimited General Obligation
Series A
5.00%, due 3/1/33	18,750,000	24,059,276
State of Maryland Department of Transportation, Revenue Bonds
Series A
3.00%, due 10/1/32	15,270,000	16,406,769
Series A
3.00%, due 10/1/33	12,220,000	13,034,282
		89,444,535
Massachusetts 0.4%
Commonwealth of Massachusetts, Limited General Obligation
Series B
3.00%, due 4/1/47	3,000,000	3,103,345
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 4/1/48	12,800,000	13,225,856
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds
Series A
4.00%, due 6/1/50	9,750,000	11,035,163
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
4.00%, due 1/1/33	1,000,000	1,111,310

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds
Series 199
4.00%, due 12/1/48	$ 2,355,000	$ 2,497,367
Massachusetts School Building Authority, Revenue Bonds
Series A
5.00%, due 8/15/45	4,335,000	5,336,781
		36,309,822
Michigan 1.1%
City of Detroit MI, Water and Sewage Disposable System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/39	11,725,000	11,959,406
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF
5.00%, due 5/1/29	3,370,000	3,408,223
Series A, Insured: Q-SBLF
5.00%, due 5/1/33	4,285,000	4,333,059
Detroit City School District, School Building and Site Improvement, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.25%, due 5/1/30	4,500,000	5,722,939
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,924,920
Grand Rapids Public Schools, Unlimited General Obligation
Insured: AGM
5.00%, due 11/1/42	1,400,000	1,679,265
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/35	19,100,000	22,193,421
Hudsonville Public Schools, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/42	1,800,000	2,070,022
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/28	2,030,000	2,334,289
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/30	1,455,000	1,656,947
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/40	1,500,000	1,689,115
Livonia Public Schools, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	4,115,000	4,677,070
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/36	2,000,000	2,304,784
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,134,456
5.00%, due 11/1/27	1,200,000	1,425,594

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL
5.00%, due 7/1/32	$ 2,500,000	$ 2,716,826
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	3,000,000	3,266,183
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-1
5.00%, due 7/1/34	500,000	559,149
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	2,500,000	2,547,398
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-1, Insured: AGM
5.00%, due 7/1/35	2,000,000	2,174,958
Series D-6, Insured: NATL
5.00%, due 7/1/36	7,000,000	7,587,944
South Huron Valley Utility Authority, State Of Michigan 2020 Sewage Disposal System Improvement, Revenue Bonds
Insured: BAM
4.00%, due 5/1/34	4,685,000	5,388,858
Thornapple Kellogg School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/44	1,665,000	1,892,567
Tri-County Area School District, Unlimited General Obligation
Insured: AGM
4.00%, due 5/1/30	1,225,000	1,411,494
Insured: AGM
4.00%, due 5/1/31	1,285,000	1,474,619
Insured: AGM
4.00%, due 5/1/32	1,350,000	1,549,284
		99,082,790
Minnesota 0.2%
City of Minneapolis MN, Allina Health System, Revenue Bonds
4.00%, due 11/15/39	4,000,000	4,632,309
City of St Paul Minnesota MN, Fairview Health Services, Revenue Bonds
Series A
4.00%, due 11/15/37	1,000,000	1,104,116
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	3,445,000	3,716,060
Minnesota Office of Higher Education, Student Loan Program, Revenue Bonds, Senior Lien
2.65%, due 11/1/38 (c)	2,365,000	2,319,106
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/44	9,450,000	9,910,587
		21,682,178

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi 0.0% ‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	$ 1,370,000	$ 1,462,731
Missouri 0.6%
City of Kansas City MO, Improvement Downtown Arena Project, Revenue Bonds
Series E
5.00%, due 4/1/40	9,505,000	10,510,177
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds
Series A
5.00%, due 6/1/30	3,750,000	4,069,539
Kansas City Industrial Development Authority, International Airport Terminal Modernization Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/50 (c)	14,000,000	15,339,493
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series B
5.00%, due 3/1/46 (c)	5,930,000	6,874,438
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	5,295,000	5,711,305
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/49	3,095,000	3,324,577
Springfield School District No. R-12, Unlimited General Obligation
4.00%, due 3/1/35	2,890,000	3,320,810
St. Louis Municipal Finance Corp., Convention Center Expansion, Revenue Bonds
Insured: AGM
5.00%, due 10/1/49	4,760,000	5,716,049
		54,866,388
Montana 0.3%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	855,000	898,076
Series B
3.60%, due 6/1/37	1,110,000	1,171,514
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,070,381
5.00%, due 2/15/31	1,500,000	1,731,823
5.00%, due 2/15/33	1,320,000	1,519,194
5.00%, due 2/15/34	1,200,000	1,377,972
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	1,995,533
4.00%, due 7/1/32	1,945,000	2,213,549
4.00%, due 7/1/33	2,020,000	2,297,948
Yellowstone County K-12 School District No. 26 Lockwood, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,719,168
5.00%, due 7/1/30	2,500,000	2,997,017

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
Yellowstone County K-12 School District No. 26 Lockwood, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/31	$ 2,765,000	$ 3,305,427
5.00%, due 7/1/32	3,050,000	3,641,185
		27,938,787
Nebraska 1.6%
Central Plains Energy, Nebraska Gas Project No. 3, Revenue Bonds
5.00%, due 9/1/42	13,385,000	13,718,443
Series A
5.00%, due 9/1/42	13,795,000	18,605,697
Gretna Public Schools, Unlimited General Obligation
4.00%, due 12/15/47	5,935,000	6,946,357
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	3,410,000	3,625,754
Omaha Public Power District, Electric System, Revenue Bonds
Series A
4.00%, due 2/1/51	66,920,000	76,024,774
Series A
5.00%, due 2/1/46	24,005,000	29,609,380
		148,530,405
Nevada 2.0%
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/35	11,340,000	12,029,283
Series B, Insured: BAM
3.00%, due 6/15/36	11,700,000	12,396,815
Series B, Insured: BAM
3.00%, due 6/15/37	4,500,000	4,738,510
Series B, Insured: BAM
3.00%, due 6/15/39	5,840,000	6,128,700
Series C
4.00%, due 6/15/32	4,500,000	4,899,451
Series B, Insured: AGM
4.00%, due 6/15/35	4,895,000	5,607,477
Series C
4.00%, due 6/15/37	4,345,000	4,832,002
Series B, Insured: BAM
5.00%, due 6/15/34	5,250,000	6,366,129
County of Clark NV, Limited General Obligation
3.00%, due 11/1/33	9,450,000	10,286,396
County of Clark NV, Park Improvement, Limited General Obligation
4.00%, due 12/1/35	7,875,000	8,966,488
4.00%, due 12/1/36	4,500,000	5,118,865
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	9,300,000	10,170,102

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/31	$ 1,245,000	$ 1,480,026
Series B
5.00%, due 7/1/43	18,950,000	22,234,929
Las Vegas Valley Water District, Limited General Obligation
Series A
4.00%, due 6/1/36	5,000,000	5,869,200
Series A
4.00%, due 6/1/37	9,000,000	10,529,010
Series A
4.00%, due 6/1/38	9,985,000	11,637,118
Series A
4.00%, due 6/1/40	5,500,000	6,387,150
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/46	3,415,000	3,887,776
Washoe County School District, Limited General Obligation
Series A, Insured: BAM
3.00%, due 6/1/33	3,000,000	3,215,516
Series A, Insured: BAM
3.00%, due 6/1/34	2,490,000	2,658,010
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
4.00%, due 10/1/49	18,900,000	21,329,217
		180,768,170
New Hampshire 0.1%
City of Manchester NH, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,822,112
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc., Revenue Bonds
Series A
4.00%, due 4/1/50 (c)	5,025,000	5,448,737
		7,270,849
New Jersey 3.9%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	2,420,000	2,736,305
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,473,207
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,572,287
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	3,150,000	3,657,962

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Middlesex County Improvement Authority Parking, New Brunswick Parking Deck Project, Revenue Bonds
Insured: County Guaranteed
4.00%, due 9/1/51	$ 7,105,000	$ 8,188,830
New Brunswick Parking Authority, City Guaranteed Parking, Revenue Bonds
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/28	2,500,000	2,891,744
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/29	2,370,000	2,733,410
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/30	4,105,000	4,726,589
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/31	6,280,000	7,224,929
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/25	2,015,000	2,259,594
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	2,076,057
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (c)
5.00%, due 1/1/28	1,000,000	1,070,968
5.50%, due 1/1/26	1,000,000	1,081,387
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	2,000,000	2,355,433
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/29	4,275,000	4,923,806
Series A, Insured: BAM
5.00%, due 7/1/30	4,500,000	5,184,035
Series A, Insured: BAM
5.00%, due 7/1/31	3,000,000	3,454,636
New Jersey Health Care Facilities Financing Authority, AtlantiCare Health System Obligated Group, Revenue Bonds
3.00%, due 7/1/39	2,020,000	2,064,001
3.00%, due 7/1/40	2,750,000	2,800,007
3.00%, due 7/1/41	2,300,000	2,334,281
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	9,400,000	10,990,381
New Jersey Higher Education Student Assistance Authority, Subordinate Student loan, Revenue Bonds
Series C
4.00%, due 12/1/48 (c)	2,250,000	2,327,481
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series E
3.50%, due 4/1/51	24,020,000	25,485,057
Series C
4.75%, due 10/1/50	9,010,000	9,836,006
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL
(zero coupon), due 12/15/30	18,975,000	15,355,441

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AGM
(zero coupon), due 12/15/34	$ 28,700,000	$ 20,904,199
Series A
5.00%, due 12/15/26	4,000,000	4,631,510
Series BB
5.00%, due 6/15/44	10,655,000	12,368,650
Series AA
5.00%, due 6/15/46	6,915,000	8,008,188
Series AA
5.25%, due 6/15/43	9,655,000	11,401,217
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,550,000	5,207,711
Series A
5.00%, due 6/15/29	7,880,000	9,011,286
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/44	12,555,000	13,151,705
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	2,250,000	2,457,233
Newark Housing Authority Scholarship Foundation A New Jersey Non (The), Police Facility, Revenue Bonds
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/27	500,000	556,439
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/29	250,000	276,220
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/31	225,000	247,483
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/28	750,000	874,118
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/38	1,740,000	1,996,393
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/31	1,750,000	2,143,896
Series A, Insured: AGM
5.00%, due 11/1/32	1,500,000	1,835,909
Series A, Insured: BAM
5.00%, due 11/1/45	2,000,000	2,422,629
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	30,310,000	34,843,258
Series A
4.00%, due 6/1/31	30,050,000	34,890,962
Series A
5.00%, due 6/1/28	4,000,000	4,765,064

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
State of New Jersey, Various Purposes, Unlimited General Obligation
5.00%, due 6/1/40	$ 4,750,000	$ 5,553,530
5.00%, due 6/1/41	10,900,000	12,731,116
5.00%, due 6/1/42	9,450,000	11,021,802
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/31	2,750,000	3,261,835
Series A
5.00%, due 6/1/33	6,000,000	7,088,098
Series A
5.00%, due 6/1/34	1,500,000	1,768,447
Series A
5.00%, due 6/1/36	5,500,000	6,457,766
Township of Edison NJ, Unlimited General Obligation
3.00%, due 3/15/31	3,195,000	3,477,675
3.00%, due 3/15/32	5,150,000	5,572,021
		357,730,194
New Mexico 0.1%
City of Albuquerque NM, Gross Receipts Lodgers Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	2,490,000	2,870,336
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
5.00%, due 8/1/44	4,750,000	5,763,338
		8,633,674
New York 18.3%
City of New York NY, Unlimited General Obligation
Series A-1
3.00%, due 8/1/36	9,920,000	10,408,305
Series A, A-1
4.00%, due 8/1/38	9,400,000	10,532,000
Series A-1
4.00%, due 8/1/39	3,030,000	3,446,212
Series A-1
4.00%, due 8/1/40	3,820,000	4,329,735
Series D-1, Insured: BAM
4.00%, due 3/1/41	11,800,000	13,198,932
Series C
4.00%, due 8/1/41	2,300,000	2,583,525
Series D-1, Insured: BAM
4.00%, due 3/1/50	21,510,000	23,732,516
Series I
5.00%, due 8/1/23	3,425,000	3,497,499
Series A-1
5.00%, due 8/1/35	3,660,000	4,602,792

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New York NY, Unlimited General Obligation
Series A-1
5.00%, due 8/1/39	$ 3,750,000	$ 4,548,306
Series B-1
5.00%, due 10/1/42	2,870,000	3,477,484
Series F-1
5.00%, due 4/1/43	6,905,000	8,238,719
Series B-1
5.00%, due 10/1/43	3,305,000	3,996,500
Series B-1
5.25%, due 10/1/32	18,750,000	22,499,503
County of Nassau NY, Limited General Obligation
Series C, Insured: BAM
5.00%, due 4/1/37	2,525,000	2,866,243
Series B, Insured: AGM
5.00%, due 4/1/44	4,500,000	5,470,500
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/31	4,210,000	4,413,919
Series B, Insured: AGM
5.00%, due 10/15/28	3,770,000	4,513,124
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	8,140,000	8,888,443
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/39	1,875,000	2,278,734
Series B
5.00%, due 9/1/45	8,470,000	9,432,624
Long Island Power Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/39	9,500,000	10,357,274
Series A, Insured: BAM
5.00%, due 9/1/44	9,500,000	10,319,411
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	11,850,000	11,850,000
Series D-1
5.00%, due 9/1/22	24,210,000	24,772,999
Series D
5.00%, due 11/15/26	2,000,000	2,060,868
Series D-1
5.00%, due 11/15/26	2,535,000	2,858,709
Series A-1
5.00%, due 11/15/37	1,300,000	1,424,118
Series C
5.00%, due 11/15/38	7,000,000	7,298,609
Series E
5.00%, due 11/15/38	5,135,000	5,438,031

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 11/15/40	$ 4,640,000	$ 5,077,098
Series C
5.00%, due 11/15/42	9,475,000	9,851,156
Series B
5.00%, due 11/15/43	1,575,000	1,636,494
Series E
5.00%, due 11/15/43	2,500,000	2,635,078
Series C-1
5.25%, due 11/15/29	2,230,000	2,516,741
Series B
5.25%, due 11/15/35	2,620,000	2,825,776
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	7,000,000	7,904,317
Series A-1, Insured: AGM
4.00%, due 11/15/44	4,595,000	5,166,220
Series C, Insured: AGM
4.00%, due 11/15/48	10,190,000	11,233,602
Series A-1
5.00%, due 11/15/41	2,660,000	2,956,974
Series C, Insured: BAM
5.00%, due 11/15/43	3,325,000	3,967,532
Series D
5.00%, due 11/15/45	11,750,000	13,847,716
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	1,880,000	2,074,096
Series C, Insured: BAM
5.00%, due 11/15/44	13,945,000	16,614,641
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	38,360,000	38,500,137
Series A
5.00%, due 11/15/22	5,545,000	5,733,665
Series A
5.25%, due 11/15/33	8,250,000	9,650,012
Series A
5.25%, due 11/15/34	9,475,000	11,114,754
Series A
5.25%, due 11/15/36	9,990,000	11,709,691
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-1
5.00%, due 11/15/36	12,640,000	14,631,102
Series B-1
5.00%, due 11/15/42	2,600,000	3,052,048

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Housing Development Corp., Green Bond, Revenue Bonds
Series A, Insured: FHA 542(C)
2.25%, due 11/1/36	$ 4,700,000	$ 4,462,806
New York City Housing Development Corp., Multi-Family Housing, Green Bond, Revenue Bonds
Series J
3.05%, due 11/1/49	12,090,000	12,266,081
Series G-1-B
3.05%, due 5/1/50	23,020,000	23,146,971
Series J
3.15%, due 11/1/54	21,895,000	22,241,420
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series E-1-C
4.95%, due 11/1/46	4,075,000	4,599,526
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/31	3,825,000	4,451,218
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A
3.00%, due 11/1/37	19,500,000	19,937,326
Series A
3.00%, due 11/1/39	6,500,000	6,617,394
Series A-1
4.00%, due 11/1/35	3,775,000	4,393,071
Series A-1
4.00%, due 11/1/37	3,955,000	4,580,152
Series B-1
4.00%, due 11/1/37	28,500,000	32,505,493
Series C
4.00%, due 5/1/38	13,550,000	15,508,894
Series A-1
4.00%, due 11/1/38	5,910,000	6,818,511
Series B-1
4.00%, due 11/1/38	7,375,000	8,385,583
Series C-1
4.00%, due 11/1/38	10,705,000	12,084,118
Series C
4.00%, due 5/1/40	6,335,000	7,227,414
Series B-1
4.00%, due 11/1/41	10,825,000	12,239,874
Series E-1
4.00%, due 2/1/42	6,000,000	6,795,438
Series C
4.00%, due 5/1/42	9,500,000	10,800,051
Series B-1
4.00%, due 11/1/42	11,615,000	13,099,794
Series F-1
5.00%, due 5/1/32	3,750,000	4,406,129

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
5.00%, due 5/1/33	$ 9,475,000	$ 10,815,221
Series A-2
5.00%, due 8/1/34	7,295,000	8,598,595
Series E-1
5.00%, due 2/1/37	4,750,000	5,375,613
Series E-1
5.00%, due 2/1/41	2,500,000	2,759,895
Series F-1
5.00%, due 5/1/42	10,800,000	12,529,875
Series C-1
5.00%, due 2/1/51	36,750,000	45,407,043
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	5,560,000	6,159,385
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/34	2,750,000	3,095,375
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	9,450,000	10,454,229
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	8,030,000	9,002,194
New York City Water & Sewer System, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	3,175,000	3,262,545
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series DD-2
3.50%, due 6/15/40	2,000,000	2,159,689
Series AA-1
3.50%, due 6/15/48	26,060,000	27,910,041
Series DD-3
4.00%, due 6/15/42	4,500,000	5,084,350
Series EE
5.00%, due 6/15/40	14,785,000	17,537,158
Series CC-1
5.00%, due 6/15/47	9,450,000	10,216,599
Series EE
5.00%, due 6/15/47	11,060,000	11,645,006
Series GG-1
5.00%, due 6/15/50	4,500,000	5,437,131
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/36	5,050,000	3,315,245
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	12,225,000	12,428,601
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
3.00%, due 2/15/42	6,150,000	6,248,495

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 11/15/51	$ 9,475,000	$ 9,285,538
New York State Dormitory Authority, Revenue Bonds
Series A
3.00%, due 3/15/38	7,450,000	7,663,701
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/50	17,000,000	17,036,208
Series E
3.00%, due 3/15/51	16,500,000	16,523,712
Series E
4.00%, due 3/15/48	7,000,000	7,893,776
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series D
4.00%, due 2/15/39	9,955,000	11,216,799
Series A
4.00%, due 3/15/40	30,200,000	34,244,496
Series D
4.00%, due 2/15/47	23,800,000	26,338,070
Series E
5.00%, due 3/15/34	3,940,000	4,428,754
Series B
5.00%, due 2/15/38	12,790,000	14,932,924
Series D
5.00%, due 2/15/48	9,625,000	11,584,739
Series A
5.25%, due 3/15/39	1,840,000	2,268,552
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series C
4.00%, due 3/15/44	10,810,000	12,095,557
Series A
5.00%, due 3/15/40	7,780,000	9,022,937
Series A
5.00%, due 3/15/40	22,230,000	26,420,606
Series E
5.00%, due 3/15/40	4,500,000	5,413,729
Series A
5.00%, due 3/15/43	7,000,000	8,293,638
Series A
5.00%, due 3/15/44	4,750,000	5,488,690
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/49	1,830,000	2,023,528
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/33	750,000	904,476

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	$ 3,450,000	$ 4,158,751
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,167,499
Series A
5.00%, due 7/1/38	1,000,000	1,164,127
New York State Thruway Authority, Revenue Bonds
Series L
3.50%, due 1/1/37	1,500,000	1,631,007
Series O
4.00%, due 1/1/39	5,910,000	6,747,494
Series N
4.00%, due 1/1/45	6,500,000	7,212,396
Series L
5.00%, due 1/1/31	3,300,000	3,934,123
Series L
5.00%, due 1/1/34	2,430,000	2,884,281
Series N
5.00%, due 1/1/34	10,280,000	12,690,141
Series N
5.00%, due 1/1/35	4,500,000	5,535,655
Series N
5.00%, due 1/1/36	15,410,000	18,939,043
Series N
5.00%, due 1/1/38	5,165,000	6,321,049
New York State Thruway Authority, Junior Indebtedness Obligations, Revenue Bonds
Series B
4.00%, due 1/1/39	15,680,000	17,399,699
Series B
4.00%, due 1/1/45	8,400,000	9,212,949
Series B
4.00%, due 1/1/50	13,450,000	14,662,886
New York State Thruway Authority, State of New York Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/44	4,170,000	4,691,654
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	10,390,000	11,474,888
New York State Urban Development Corp., State of New York Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,275,000	4,372,372
Series A
4.00%, due 3/15/43	18,975,000	21,591,267
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/40	14,600,000	15,117,909

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/34	$ 14,200,000	$ 16,203,577
Series C
4.00%, due 3/15/42	5,495,000	6,182,082
Series C
4.00%, due 3/15/49	3,750,000	4,172,494
Series A
5.00%, due 3/15/30	11,650,000	13,314,945
Series A
5.00%, due 3/15/43	9,785,000	11,651,770
5.00%, due 3/15/47	4,500,000	5,454,636
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/35	9,400,000	10,687,184
Series A
4.00%, due 3/15/45	7,540,000	8,426,327
New York State Urban Development Corp., State of New York Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/37	17,500,000	19,788,520
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/41	9,450,000	11,595,083
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (c)
Series A, Insured: AGM-CR
4.00%, due 7/1/31	10,375,000	10,905,784
Series A, Insured: AGM
4.00%, due 7/1/36	23,550,000	24,676,630
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	2,750,000	3,079,782
5.00%, due 12/1/43	17,995,000	21,922,896
Port Authority of New York & New Jersey, Revenue Bonds
Series 222
4.00%, due 7/15/37	4,000,000	4,559,196
Series 222
4.00%, due 7/15/39	8,415,000	9,538,724
Series 222
4.00%, due 7/15/40	2,000,000	2,261,625
4.00%, due 11/1/41 (c)	4,895,000	5,395,139
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds (c)
Series 218
4.00%, due 11/1/37	1,720,000	1,910,884
Series 218
5.00%, due 11/1/44	3,190,000	3,785,462
Series 218
5.00%, due 11/1/49	3,250,000	3,829,868

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds
Series 214
4.00%, due 9/1/43 (c)	$ 10,805,000	$ 11,841,816
Port Authority of New York & New Jersey, Consolidated 172nd, Revenue Bonds, Second Series
Series One Hundered Seventy - Second Series
4.25%, due 10/1/32	4,750,000	4,777,887
Port Authority of New York & New Jersey, Consolidated 197th, Revenue Bonds (c)
Series 197
5.00%, due 11/15/34	11,800,000	13,566,213
Series 197
5.00%, due 11/15/35	9,450,000	10,850,406
Port Authority of New York & New Jersey, Consolidated 221st, Revenue Bonds
Series 221
5.00%, due 7/15/35 (c)	3,000,000	3,676,606
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	2,136,053
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,269,711
Suffolk County Water Authority, Revenue Bonds
Series A
3.25%, due 6/1/43	4,150,000	4,341,750
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series C-2
3.00%, due 5/15/32	4,500,000	4,891,062
Series C-2
3.00%, due 5/15/33	3,860,000	4,157,533
Series C-3
3.00%, due 5/15/51	6,750,000	6,845,460
Series C-2
4.00%, due 5/15/34	3,045,000	3,550,089
Series C-1A
4.00%, due 5/15/42	4,250,000	4,841,346
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/35	8,060,000	9,474,054
Series B
5.00%, due 11/15/38	3,350,000	3,934,005
Series A
5.00%, due 11/15/43	5,500,000	6,606,347
Series A
5.00%, due 11/15/45	11,840,000	13,991,867
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 11/15/46	7,355,000	8,676,449
Series A
5.00%, due 11/15/49	16,650,000	19,850,893

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 11/15/49	$ 31,750,000	$ 38,656,685
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	6,490,000	7,498,508
Series A
5.00%, due 6/1/35	2,865,000	3,305,184
		1,665,116,185
North Carolina 0.1%
North Carolina Medical Care Commission, United Church Homes & Services, Revenue Bonds
Series C
5.00%, due 9/1/46	6,075,000	6,630,977
North Dakota 0.2%
State Board of Higher Education of the State of North Dakota, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/44	3,500,000	3,930,179
University of North Dakota, Housing Infrastructure Project, Certificate of Participation
Series A, Insured: AGM
3.00%, due 6/1/61	10,910,000	10,611,589
		14,541,768
Ohio 1.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, Revenue Bonds
5.00%, due 11/15/42	6,500,000	6,578,965
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A
4.00%, due 2/15/34	25,685,000	29,381,100
Series A
5.00%, due 2/15/33	9,220,000	11,362,511
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/37	2,000,000	2,265,924
Series A-2, Class 1
5.00%, due 6/1/36	1,000,000	1,217,220
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,471,629
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,497,716
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,630,000	1,637,959
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.50%, due 6/1/42	2,000,000	2,033,494

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Higher Educational Facility Commission, Oberlin College Project, Revenue Bonds
5.00%, due 10/1/31	$ 2,800,000	$ 2,970,355
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	3,905,000	4,208,991
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
4.00%, due 1/1/46	10,400,000	11,538,890
University of Cincinnati, Revenue Bonds
Series A
5.00%, due 6/1/45	12,275,000	14,525,334
		91,690,088
Oklahoma 0.4%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A
5.00%, due 9/1/26	1,800,000	2,086,388
Series A
5.00%, due 9/1/27	3,530,000	4,071,281
Series A
5.00%, due 9/1/28	4,500,000	5,172,801
Series A
5.00%, due 9/1/29	4,120,000	4,724,205
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,950,000	3,391,058
5.00%, due 9/1/29	2,370,000	2,717,564
Oklahoma Housing Finance Agency, Revenue Bonds
Series A
4.75%, due 9/1/48	2,265,000	2,464,986
Oklahoma Municipal Power Authority, Power Suply System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 1/1/47	6,544,000	7,415,964
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,198,649
5.00%, due 3/1/33	2,250,000	2,711,329
		36,954,225
Oregon 0.7%
Port of Portland Airport OR, Airport, Revenue Bonds
Series A
5.00%, due 7/1/37 (c)	10,000,000	12,097,122
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds
Series C
4.50%, due 7/1/49	6,560,000	7,024,457
University of Oregon, Revenue Bonds
Series A
3.50%, due 4/1/52	43,795,000	46,764,122
		65,885,701

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania 2.4%
City of Philadelphia PA, Unlimited General Obligation
Series B
5.00%, due 2/1/38	$ 5,150,000	$ 6,214,443
City of Philadelphia PA, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 10/1/47	11,350,000	13,251,720
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	5,500,000	6,107,417
Insured: BAM
5.00%, due 6/1/31	9,450,000	11,251,219
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
Series First
4.00%, due 3/1/35	4,750,000	5,351,605
County of Lehigh PA, Lehigh Valley Health Network Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/44	5,325,000	6,388,110
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue Bonds
4.00%, due 7/15/50	5,750,000	6,287,801
Gateway School District Alleghany County, Limited General Obligation
Insured: BAM State Aid Withholding
3.00%, due 10/15/43	2,500,000	2,583,681
Geisinger Authority, Geisinger Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/39	7,180,000	8,125,998
Lancaster County Hospital Authority, Penn State Health, Revenue Bonds
5.00%, due 11/1/46	9,700,000	11,610,209
5.00%, due 11/1/51	10,300,000	12,284,393
Monroeville Finance Authority, UPMC Obligated Group, Revenue Bonds
4.25%, due 2/15/42	11,400,000	11,612,133
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Revenue Bonds
Series B
5.00%, due 5/1/57	8,000,000	9,494,488
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/36	4,715,000	5,235,800
Series A
4.00%, due 11/15/42	7,000,000	7,696,724
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/44	12,505,000	14,180,990
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/44	9,475,000	11,587,091
Series A-1
5.00%, due 12/1/46	5,205,000	5,906,922
Series E, Insured: AGM-CR
6.375%, due 12/1/38	2,850,000	3,611,098

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
Series 14T
5.00%, due 10/1/31	$ 2,300,000	$ 2,651,401
Pittsburgh School District, Limited General Obligation
Insured: State Aid Withholding
3.00%, due 9/1/31	2,455,000	2,628,117
Insured: State Aid Withholding
3.00%, due 9/1/41	3,100,000	3,253,756
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/44	4,030,000	4,885,894
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	5,005,000	5,551,878
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	28,375,000	33,082,151
Upper Merion Area School District, Limited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 1/15/41	1,300,000	1,366,835
Series A, Insured: State Aid Withholding
3.00%, due 1/15/42	2,000,000	2,099,167
Series A, Insured: State Aid Withholding
3.00%, due 1/15/43	3,000,000	3,142,656
		217,443,697
Puerto Rico 1.0%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC-ICC
5.00%, due 7/1/26	575,000	577,419
Series A, Insured: AGC-ICC
5.00%, due 7/1/27	525,000	527,208
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,170,000	5,191,749
Series A, Insured: AGM
5.00%, due 7/1/35	30,000,000	30,213,246
Series C, Insured: AGM
5.375%, due 7/1/28	700,000	705,729
Series C, Insured: AGM
5.75%, due 7/1/37	1,150,000	1,161,488
Series C-9, Insured: NATL
6.00%, due 7/1/27	2,240,000	2,266,724
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A, Insured: AGC-ICC
5.00%, due 7/1/34	285,000	286,199
Series B, Insured: AGC-ICC
5.25%, due 7/1/32	500,000	503,429

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	$ 420,000	$ 439,999
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	4,605,000	4,674,430
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM
3.625%, due 7/1/23	3,115,000	3,153,330
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,373,914
Series NN, Insured: NATL
4.75%, due 7/1/33	1,140,000	1,161,480
Series RR, Insured: NATL
5.00%, due 7/1/22	1,450,000	1,483,354
Series PP, Insured: NATL
5.00%, due 7/1/23	1,105,000	1,130,418
Series SS, Insured: NATL
5.00%, due 7/1/23	825,000	843,977
Series UU, Insured: AGM
5.00%, due 7/1/23	2,290,000	2,337,113
Series PP, Insured: NATL
5.00%, due 7/1/24	2,915,000	2,982,053
Series UU, Insured: AGM
5.00%, due 7/1/24	4,165,000	4,250,688
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	510,287
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	561,315
Series VV, Insured: NATL
5.25%, due 7/1/26	1,875,000	1,961,416
Series VV, Insured: NATL
5.25%, due 7/1/29	1,470,000	1,548,544
Series VV, Insured: NATL
5.25%, due 7/1/32	1,225,000	1,297,741
Series VV, Insured: NATL
5.25%, due 7/1/34	550,000	583,371
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/27	2,240,000	2,257,961
Series J, Insured: NATL
5.00%, due 7/1/29	650,000	660,347
Series L, Insured: NATL
5.25%, due 7/1/24	2,195,000	2,257,612
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	820,000	824,383

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	$ 290,000	$ 292,325
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,451,546
Series C, Insured: AGC
5.25%, due 8/1/23	340,000	351,791
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL XLCA - ICR Commonwealth
5.25%, due 7/1/23	265,000	269,511
Series K, Insured: AGM State Guaranteed
5.25%, due 7/1/27	1,150,000	1,161,500
Series M-3, Insured: NATL COMMWLTH GTD
6.00%, due 7/1/26	300,000	303,579
Series M-3, Insured: NATL COMMWLTH GTD
6.00%, due 7/1/27	7,465,000	7,554,059
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	23,594
		90,134,829
Rhode Island 0.3%
City of Cranston RI, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/37	1,335,000	1,641,771
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	1,565,000	1,572,418
Rhode Island Health and Educational Building Corp., City of Providence, Revenue Bonds
Series D, Insured: BAM State Aid Withholding
4.00%, due 5/15/32	3,445,000	4,059,163
Series D, Insured: BAM State Aid Withholding
4.00%, due 5/15/41	2,485,000	2,827,783
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/26	4,750,000	5,437,797
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/33	1,045,000	1,264,954
Series B
5.00%, due 5/15/34	1,095,000	1,324,559
Series B
5.00%, due 5/15/35	1,150,000	1,389,325
Series B
5.00%, due 5/15/36	1,205,000	1,453,600
Series B
5.00%, due 5/15/37	1,265,000	1,523,936

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 69-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 10/1/48	$ 3,455,000	$ 3,689,417
		26,184,723
South Carolina 1.6%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (a)	3,855,000	4,058,501
South Carolina Ports Authority, Revenue Bonds
Series B
4.00%, due 7/1/36 (c)	2,440,000	2,724,640
South Carolina Public Service Authority, Revenue Bonds
Series A
3.00%, due 12/1/41	7,050,000	7,345,559
Series A
4.00%, due 12/1/40	7,250,000	8,236,554
Series A
4.00%, due 12/1/42	14,570,000	16,493,839
Series B
4.00%, due 12/1/51	3,870,000	4,371,916
Series C
5.00%, due 12/1/29	4,500,000	5,108,795
Series A
5.00%, due 12/1/32	9,500,000	10,914,552
Series A
5.00%, due 12/1/43	14,200,000	17,442,542
Series B
5.00%, due 12/1/46	3,125,000	3,618,717
Series B
5.00%, due 12/1/56	2,500,000	2,878,338
Series E
5.25%, due 12/1/55	27,180,000	32,080,600
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series D
5.00%, due 12/1/26	1,215,000	1,233,344
Series D
5.00%, due 12/1/43	4,790,000	4,863,128
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A
4.50%, due 7/1/48	2,705,000	2,909,348
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/35	5,610,000	6,675,759
Series A
5.00%, due 10/1/36	14,100,000	16,715,392

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	$ 1,100,000	$ 1,238,647
		148,910,171
South Dakota 0.1%
South Dakota Conservancy District, State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,121,799
5.00%, due 8/1/38	2,750,000	3,329,384
		5,451,183
Tennessee 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/39	2,890,000	3,311,121
4.00%, due 5/1/40	3,015,000	3,448,064
Metropolitan Nashville Airport Authority (The), Revenue Bonds (c)
Series B
4.00%, due 7/1/49	4,035,000	4,384,209
Series B
5.00%, due 7/1/32	2,500,000	3,050,482
Series B
5.00%, due 7/1/33	5,200,000	6,328,724
Series B
5.00%, due 7/1/49	17,215,000	20,224,679
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (a)	20,000,000	22,293,660
Tennessee Housing Development Agency, Revenue Bonds
4.50%, due 7/1/49	5,280,000	5,721,516
		68,762,455
Texas 4.8%
Bexar County Hospital District, Certficates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,950,000	4,346,968
Board of Regents of the University of Texas System, Revenue Bonds
Series C
5.00%, due 8/15/31	8,020,000	10,375,090
Series A
5.00%, due 8/15/33	9,470,000	11,720,898
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/34	4,500,000	4,912,823
Series C
5.00%, due 8/15/42	2,135,000	2,330,528
City of Austin TX, Airport System, Revenue Bonds (c)
5.00%, due 11/15/24	4,000,000	4,389,802
5.00%, due 11/15/25	4,000,000	4,501,526

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Austin TX, Airport System, Revenue Bonds (c)
Series B
5.00%, due 11/15/44	$ 28,355,000	$ 33,694,340
Series B
5.00%, due 11/15/48	3,490,000	4,147,299
City of Corpus Christi TX, Utility System, Revenue Bonds, Junior Lien
Series A
3.00%, due 7/15/40	3,085,000	3,319,084
City of Dallas TX, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/33	1,000,000	1,091,847
4.00%, due 8/15/37	2,000,000	2,177,327
City of Donna TX, Tax & International Toll Bridge, Limited General Obligation
Insured: BAM
5.00%, due 2/15/30	1,035,000	1,115,433
City of Houston TX, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/46 (c)	8,330,000	9,160,123
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/26	565,000	617,341
5.00%, due 9/1/31	2,450,000	2,654,189
5.00%, due 9/1/34	1,550,000	1,679,591
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/29	4,500,000	5,260,013
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
5.00%, due 2/1/49	3,900,000	4,682,133
County of Bexar TX, Limited General Obligation
4.00%, due 6/15/44	3,155,000	3,607,648
Dallas Area Rapid Transit, Revenue Bonds, Senior Lien
Series B
4.00%, due 12/1/36	8,500,000	9,336,170
Series B
4.00%, due 12/1/51	11,600,000	13,144,512
Series B
5.00%, due 12/1/47	15,950,000	19,681,292
Dallas County Hospital District, Limited General Obligation
5.00%, due 8/15/30	9,400,000	11,440,481
Dallas Fort Worth International Airport, Revenue Bonds
Series B
4.00%, due 11/1/35	20,240,000	23,419,332
Series C
5.125%, due 11/1/43 (c)	5,060,000	5,227,205
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C
4.00%, due 10/1/49	36,420,000	40,469,689
Grand Parkway Transportation Corp., Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,812,919

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Grand Parkway Transportation Corp., Revenue Bonds
Series A
5.00%, due 10/1/43	$ 8,125,000	$ 9,768,179
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/38	4,030,000	4,567,709
Love Field Airport Modernization Corp., Revenue Bonds (c)
Insured: AGM
4.00%, due 11/1/34	9,000,000	10,307,664
Insured: AGM
4.00%, due 11/1/35	6,500,000	7,441,076
Insured: AGM
4.00%, due 11/1/36	7,500,000	8,561,015
Insured: AGM
4.00%, due 11/1/39	5,190,000	5,900,100
Insured: AGM
5.00%, due 11/1/33	10,110,000	12,605,010
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Series A
5.00%, due 5/15/51	5,750,000	7,025,120
North Harris County Regional Water Authority, Revenue Bonds, Senior Lien
Insured: BAM
5.00%, due 12/15/32	3,215,000	3,332,208
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds
Series A
5.00%, due 1/1/34	1,400,000	1,539,856
Series A
5.00%, due 1/1/35	2,950,000	3,242,921
Series A, Insured: BAM
5.00%, due 1/1/38	8,975,000	9,876,985
Series B
5.00%, due 1/1/40	20,890,000	21,680,659
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A
5.00%, due 11/15/23	1,245,000	1,327,381
Series A
5.00%, due 11/15/24	1,305,000	1,434,808
Series A
5.00%, due 11/15/25	1,370,000	1,548,245
Series A
5.00%, due 11/15/26	1,440,000	1,663,422
Series B
5.00%, due 11/15/46	3,340,000	3,735,316
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	16,302
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/28	9,200,000	10,815,362

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/29	$ 9,190,000	$ 10,966,566
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
2.00%, due 9/1/33	1,150,000	1,071,477
Insured: AGM
3.00%, due 9/1/46	4,750,000	4,898,147
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
4.00%, due 12/31/37	4,000,000	4,503,953
4.00%, due 12/31/38	3,000,000	3,368,816
4.00%, due 6/30/39	3,000,000	3,361,146
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	1,000,000	1,080,716
Insured: BAM
4.00%, due 5/1/32	1,295,000	1,397,921
Texas State University System, Revenue Bonds
Series A
4.00%, due 3/15/35	2,000,000	2,296,706
Town of Prosper TX, Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,403,389
Viridian Municipal Management District, Unlimited General Obligation
Series A, Insured: BAM
6.00%, due 12/1/32	500,000	561,902
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	7,740,000	8,428,067
Insured: BAM
3.50%, due 12/15/60	28,000,000	30,051,563
5.00%, due 12/15/39	1,200,000	1,479,987
		441,575,297
U.S. Virgin Islands 0.5%
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	5,000,000	5,522,423
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 10/1/32	14,955,000	15,263,100
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
5.00%, due 10/1/32	5,100,000	5,125,498
Series A
6.625%, due 10/1/29	5,855,000	5,910,294
Series A
6.75%, due 10/1/37	5,000,000	5,047,220

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/39	$ 5,420,000	$ 5,808,109
		42,676,644
Utah 3.6%
City of Salt Lake City UT, Airport, Revenue Bonds (c)
Series A
4.00%, due 7/1/51	57,980,000	63,434,213
Series A
5.00%, due 7/1/42	17,640,000	20,395,049
Series A
5.00%, due 7/1/43	21,305,000	24,998,162
Series A
5.00%, due 7/1/47	24,695,000	28,553,095
Series A
5.00%, due 7/1/51	31,780,000	37,868,527
County of Utah UT, IHC Health Services, Inc., Revenue Bonds
Series A
4.00%, due 5/15/43	8,900,000	10,123,774
Series B
4.00%, due 5/15/47	1,670,000	1,759,136
Series A
5.00%, due 5/15/43	18,625,000	22,828,392
Series A
5.00%, due 5/15/50	5,585,000	6,775,120
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,475,000	2,749,343
Utah Housing Corp., Revenue Bonds
Series E, Insured: GNMA
2.00%, due 4/21/51	8,616,260	8,536,904
Series F, Insured: GNMA
2.50%, due 5/21/51	8,543,999	8,621,038
Series H, Insured: GNMA
2.50%, due 7/21/51	12,440,615	12,552,790
Series M, Insured: GNMA
2.50%, due 12/21/51	15,500,000	15,616,219
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H, Insured: GNMA
4.50%, due 10/21/48	773,475	791,531
Series J, Insured: GNMA
4.50%, due 12/21/48	1,009,133	1,042,985
Series A, Insured: GNMA
4.50%, due 1/21/49	2,506,317	2,590,393
Series B, Insured: GNMA
4.50%, due 2/21/49	1,590,024	1,643,363

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	$ 1,990,000	$ 2,338,711
5.00%, due 10/15/41	2,175,000	2,546,848
Utah Transit Authority, Revenue Bonds
4.00%, due 6/15/39	26,185,000	26,535,240
Series 2018-2
4.00%, due 12/15/41	12,600,000	14,109,050
Utah Transit Authority, Sales Tax, Revenue Bonds
Insured: BAM
5.00%, due 12/15/40	2,780,000	3,309,535
Weber Basin Water Conservancy District, Revenue Bonds
Series A
5.00%, due 10/1/44	4,630,000	5,660,148
		325,379,566
Vermont 0.0% ‡
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds
4.00%, due 11/1/36	1,250,000	1,426,064
Virginia 1.2%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	9,450,000	10,322,232
4.00%, due 7/1/45	11,150,000	12,595,267
County of Arlington VA, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 8/1/35	3,850,000	4,535,392
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/50	6,000,000	6,778,481
Series A
4.00%, due 7/1/55	35,835,000	40,438,045
Lynchburg Economic Development Authority, Centra Health Obligated Group, Revenue Bonds
4.00%, due 1/1/37	1,350,000	1,556,275
4.00%, due 1/1/55	3,035,000	3,359,098
Rockingham County Economic Development Authority, Sentara RMH Medical Center, Revenue Bonds
Series A
3.00%, due 11/1/46	4,500,000	4,485,189
Virginia Housing Development Authority, Revenue Bonds
Series B
3.35%, due 5/1/54	3,800,000	3,894,523
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds
Series A, Insured: Moral Obligation
5.00%, due 11/1/30	2,245,000	2,319,678
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 7/1/49 (c)	19,100,000	19,129,288
		109,413,468

	Principal Amount	Value
Long-Term Municipal Bonds
Washington 0.9%
Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Green Bond, Revenue Bonds
Series S-1
3.00%, due 11/1/36	$ 3,200,000	$ 3,424,592
Port of Seattle, Revenue Bonds
Series C
5.00%, due 8/1/37 (c)	10,055,000	12,504,891
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/31	4,810,000	6,213,015
Series A
5.00%, due 8/1/41	9,330,000	11,778,392
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/43	4,750,000	5,799,467
University of Washington, Revenue Bonds
Series A
4.00%, due 4/1/38	1,860,000	2,159,282
Series A
4.00%, due 4/1/39	2,345,000	2,718,458
Series B
5.00%, due 6/1/37	2,765,000	3,085,097
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/32	1,330,000	1,613,575
Series A
5.00%, due 10/1/35	1,000,000	1,209,864
Series A
5.00%, due 10/1/38	1,175,000	1,416,111
Series A
5.00%, due 10/1/45	1,600,000	1,905,815
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM
3.00%, due 7/1/58	3,390,000	3,448,219
Series B, Insured: AGM
3.00%, due 7/1/58	21,140,000	21,503,052
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 12/1/48	4,020,000	4,282,353
Series 1N
4.00%, due 6/1/49	230,000	245,567
		83,307,750
Wisconsin 0.7%
Public Finance Authority, Bayhealth Medical Center, Revenue Bonds
Series A
3.00%, due 7/1/50	9,750,000	9,539,019
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
5.00%, due 7/1/39	350,000	430,013

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
State of Wisconsin, Unlimited General Obligation
Series A
4.00%, due 5/1/39	$ 4,750,000	$ 5,429,403
Series A
4.00%, due 5/1/40	5,250,000	5,986,440
Series B
4.00%, due 5/1/42	14,860,000	16,924,064
Wisconsin Center District, Junior Dedicated, Revenue Bonds, Junior Lien
Series A
5.00%, due 12/15/31	3,415,000	3,543,114
Series A
5.00%, due 12/15/32	2,850,000	2,956,918
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/46	11,700,000	13,097,694
Wisconsin Health & Educational Facilities Authority, Miriam Osborn Memorial Home Association Project, Revenue Bonds
Series C
5.00%, due 2/15/23	2,110,000	2,200,575
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series D
4.00%, due 3/1/47	3,730,000	3,970,144
		64,077,384
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 3
4.00%, due 6/1/43	3,045,000	3,237,294
Series 1
4.00%, due 12/1/48	3,135,000	3,344,777
		6,582,071
Total Long-Term Municipal Bonds (Cost $8,234,646,940)		8,402,613,909
Short-Term Municipal Notes 6.1%
Alabama 0.5%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
0.41%, due 10/1/52 (f)	48,500,000	48,247,902
Arkansas 0.1%
City of Osceola AR, Plum Point Energy Associates LLC Project, Revenue Bonds
0.07%, due 4/1/36 (f)	5,000,000	5,000,000
California 0.3%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
0.20%, due 7/1/47 (f)	14,250,000	14,253,995

	Principal Amount	Value
Short-Term Municipal Notes
California
State of California, Unlimited General Obligation
Series A
0.03%, due 5/1/48 (f)	$ 10,000,000	$ 10,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2021-XF2962
0.08%, due 8/15/51 (e)(f)	6,230,000	6,230,000
		30,483,995
Colorado 0.1%
E-470 Public Highway Authority, Revenue Bonds
Series B
0.384%, due 9/1/39 (f)	7,000,000	6,995,252
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series C
0.05%, due 7/1/25 (f)	6,900,000	6,900,000
District of Columbia 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1120
0.09%, due 10/1/49 (e)(f)	8,390,000	8,390,000
Florida 0.2%
Florida Development Finance Corp., Brightline Trains Florida LLC, Revenue Bonds
Series A
0.30%, due 12/1/56 (c)(f)	20,000,000	19,982,670
Georgia 0.7%
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (f)	2,500,000	2,523,849
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds (f)
0.14%, due 11/1/52	21,455,000	21,455,000
0.18%, due 11/1/48	14,500,000	14,500,000
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (f)	6,865,000	6,917,662
Development Authority of Floyd County, Georgia Power Company Hammond Project, Revenue Bonds, First Series
0.14%, due 7/1/22 (f)	14,500,000	14,500,000
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (f)	3,750,000	3,786,876
		63,683,387

	Principal Amount	Value
Short-Term Municipal Notes
Illinois 0.2%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2015-XF1009, Insured: AGM
0.10%, due 6/15/32 (e)(f)	$ 17,390,000	$ 17,390,000
Indiana 0.5%
Indiana Finance Authority, Educational Facilities-DePauw University Project, Revenue Bonds
Series A
0.06%, due 7/1/36 (f)	19,185,000	19,185,000
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series F
0.06%, due 9/1/48 (f)	23,000,000	23,000,000
		42,185,000
Kentucky 0.1%
County of Meade KY, Nucor Corp., Green Bond, Revenue Bonds
Series A-1
0.16%, due 7/1/60 (c)(f)	8,160,000	8,160,000
Michigan 0.0% ‡
Michigan State Building Authority, Multi-Modal Facilities Program, Revenue Bonds
Series III
0.10%, due 10/15/42 (f)	3,400,000	3,400,000
Minnesota 0.2%
County of Hennepin MN, Unlimited General Obligation
Series B
0.06%, due 12/1/38 (f)	18,050,000	18,050,000
Missouri 0.2%
Rib Floater Trust Various States, Revenue Bonds
Series 2019-016
0.10%, due 6/1/45 (e)(f)	11,000,000	11,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1159
0.11%, due 3/1/46 (e)(f)	3,165,000	3,165,000
		14,165,000
New Jersey 0.3%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.771%, due 1/1/24 (f)	24,450,000	24,592,932
New York 0.7%
City of New York NY, Limited General Obligation (f)
Series 2
0.12%, due 4/1/42	9,900,000	9,900,000

	Principal Amount	Value
Short-Term Municipal Notes
New York
City of New York NY, Limited General Obligation (f)
Series 3
0.13%, due 4/1/42	$ 10,750,000	$ 10,750,000
Metropolitan Transportation Authority, Revenue Bonds
Series D-2B, Insured: AGM
0.584%, due 11/1/32 (f)	26,600,000	26,578,151
New York City Housing Development Corp., Multi-Family, Sustainable Neighborhood, Revenue Bonds
Series E-3
0.06%, due 5/1/59 (f)	2,300,000	2,300,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-XM0454
0.14%, due 9/15/40 (e)(f)	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B-2A
0.08%, due 1/1/32 (f)	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
0.407%, due 1/1/32 (f)	2,750,000	2,750,884
		67,279,035
North Carolina 0.2%
Raleigh Durham Airport Authority, Revenue Bonds
Series C
0.06%, due 5/1/36 (f)	19,430,000	19,430,000
Ohio 0.2%
State of Ohio, Capital Facilities, Revenue Bonds
Series C
0.01%, due 10/1/36 (f)	19,400,000	19,400,000
Oregon 0.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
0.11%, due 8/1/34 (f)	9,200,000	9,200,000
South Carolina 0.0% ‡
South Carolina State Housing Finance & Development Authority, Franklin Square LP, Revenue Bonds
0.07%, due 11/1/41 (f)	200,000	200,000
Texas 0.8%
Harris County Health Facilities Development Corp., Methodist Hospital, Revenue Bonds (f)
Series A-1
0.13%, due 12/1/41	21,420,000	21,420,000
Series A-2
0.13%, due 12/1/41	14,370,000	14,370,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
0.824%, due 9/15/27 (f)	$ 41,050,000	$ 41,068,805
		76,858,805
Wisconsin 0.5%
State of Wisconsin, Unlimited General Obligation
Series A
0.06%, due 5/1/29 (f)	28,225,000	28,225,000
Wisconsin Health & Educational Facilities Authority, Educational Facilities Authority, Marshfield Clinic Health System Inc., Revenue Bonds
Series A
0.12%, due 2/15/50 (f)	18,085,000	18,085,000
		46,310,000
Total Short-Term Municipal Notes (Cost $556,530,287)		556,303,978
Total Municipal Bonds (Cost $8,791,177,227)		8,958,917,887

	Shares
Closed-End Funds 1.3%
California 0.9%
Invesco California Value Municipal Income Trust, 1.11%, due 12/1/22 (a)(e)	80,000,000	80,000,000
New York 0.2%
Nuveen New York Quality Municipal Income Fund, 0.39%, due 5/1/47 (c)(e)	20,000,000	20,000,000
North Carolina 0.1%
Invesco Municipal Income Opportunities Trust II, 1.24%, due 12/1/22(e)	5,000,000	5,000,000
Wisconsin 0.1%
Nuveen Quality Municipal Income Fund, 0.26%, due 3/1/29(g)	11,800,000	11,800,000
Total Closed-End Funds (Cost $116,800,000)		116,800,000
Total Investments (Cost $8,907,977,227)	99.6%	9,075,717,887
Other Assets, Less Liabilities	0.4	37,070,625
Net Assets	100.0%	$ 9,112,788,512

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.

(b)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(5,500)	March 2022	$ (711,207,158)	$ (703,828,125)	$ 7,379,033
U.S. Treasury Long Bonds	(1,000)	March 2022	(158,963,431)	(155,625,000)	3,338,431
Net Unrealized Appreciation					$ 10,717,464

1.	As of January 31, 2022, cash in the amount of $11,750,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
ICR—Issuer credit ratings
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
XLCA—XL Capital Assurance

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,402,613,909	$ —	$ 8,402,613,909
Short-Term Municipal Notes	—	556,303,978	—	556,303,978
Total Municipal Bonds	—	8,958,917,887	—	8,958,917,887
Closed-End Funds	—	116,800,000	—	116,800,000
Total Investments in Securities	—	9,075,717,887	—	9,075,717,887
Other Financial Instruments
Futures Contracts (b)	10,717,464	—	—	10,717,464
Total Other Financial Instruments	10,717,464	—	—	10,717,464
Total Investments in Securities and Other Financial Instruments	$ 10,717,464	$ 9,075,717,887	$ —	$ 9,086,435,351

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.0%
Corporate Bonds 4.8%
Commercial Services 1.1%
Howard University
Series 2020, Insured: AGM
2.657%, due 10/1/26	$ 1,500,000	$ 1,488,896
Mather Foundation
Series 2021
2.675%, due 10/1/31	5,000,000	4,893,554
		6,382,450
Electric 0.2%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,100,000	1,114,990
Entertainment 0.2%
Smithsonian Institution
1.967%, due 9/1/31	1,500,000	1,438,185
Healthcare-Services 3.3%
Banner Health
2.48%, due 1/1/32	3,000,000	2,943,612
Baptist Health Obligated Group
3.289%, due 12/1/28	650,000	661,143
Beth Israel Lahey Health, Inc.
Series L
2.22%, due 7/1/28	2,500,000	2,435,168
Ochsner LSU Health System of North Louisiana
Series 2021
2.51%, due 5/15/31	3,500,000	3,289,732
Rogers Memorial Hospital, Inc.
Series 2019
2.631%, due 7/1/26	1,080,000	1,101,281
Series 2019
2.988%, due 7/1/29	505,000	506,350
Series 2019
3.188%, due 7/1/31	640,000	642,446
Series 2019
3.792%, due 7/1/39	2,480,000	2,523,895
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	3,000,000	2,862,086
Sun Health Services
Series 19B
2.98%, due 11/15/27	960,000	938,177

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	$ 2,000,000	$ 2,225,198
		20,129,088
Total Corporate Bonds (Cost $29,480,214)		29,064,713
Municipal Bonds 88.1%
Alabama 0.6%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	3,875,000	3,799,245
Alaska 0.5%
Alaska Municipal Bond Bank Authority Revenue Bonds
Series 2
2.122%, due 12/1/31	3,210,000	3,081,360
Arizona 2.1%
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project Revenue Bonds
Series B, Insured: BAM
3.10%, due 6/1/25	600,000	611,933
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,086,194
Series 2020
3.90%, due 10/1/34	1,900,000	1,824,825
Arizona School Facilities Board, Qualified School Construction Bonds Certificate of Participation
6.00%, due 9/1/27	4,000,000	4,791,813
City of Phoenix AZ Unlimited General Obligation
Series A
5.269%, due 7/1/34	3,650,000	4,248,401
		12,563,166
California 19.1%
Anaheim Housing and Public Improvements Authority, Water System Revenue Bonds
Series B
1.998%, due 10/1/27	1,000,000	1,006,414

	Principal Amount	Value
Municipal Bonds
California
Anaheim Housing and Public Improvements Authority, Water System Revenue Bonds
Series B
2.123%, due 10/1/28	$ 1,000,000	$ 1,007,839
Series B
2.273%, due 10/1/30	1,000,000	1,009,325
Antelope Valley Community College District Unlimited General Obligation
2.338%, due 8/1/31	2,000,000	1,984,007
Bay Area Toll Authority Revenue Bonds
Series F-1
2.069%, due 4/1/31	3,065,000	3,009,140
Series F-1
2.574%, due 4/1/31	1,500,000	1,527,238
California Educational Facilities Authority, Chapman University Revenue Bonds
Series A
3.281%, due 4/1/28	1,000,000	1,024,826
Series A
3.661%, due 4/1/33	3,300,000	3,411,045
California Health Facilities Financing Authority, Personal Income Tax, No Place Like Home Program Revenue Bonds, Senior Lien
2.584%, due 6/1/29	3,000,000	3,049,687
2.864%, due 6/1/31	4,000,000	4,096,475
2.984%, due 6/1/33	2,370,000	2,421,138
California Infrastructure and Economic Development Bank, J. David Gladstone Institutes (The) Revenue Bonds
3.20%, due 10/1/29	1,785,000	1,826,579
California Municipal Finance Authority, Harvey Mudd College Revenue Bonds
2.262%, due 12/1/30	1,520,000	1,516,779
California Statewide Communities Development Authority, Front Porch Communities & Services Revenue Bonds
Series B
2.14%, due 4/1/30	5,395,000	5,139,367
Series B
2.34%, due 4/1/32	1,975,000	1,863,021
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	3,725,000	3,625,116
Chabot-Las Positas Community College District Unlimited General Obligation
1.89%, due 8/1/31	3,000,000	2,897,395

	Principal Amount	Value
Municipal Bonds
California
City of Los Angeles CA Unlimited General Obligation
Series A
1.70%, due 9/1/28	$ 5,000,000	$ 4,884,906
City of Montebello CA Revenue Bonds
Insured: AGM
3.343%, due 6/1/31	1,000,000	1,046,674
Insured: AGM
3.393%, due 6/1/32	1,000,000	1,046,104
City of San Buenaventura CA, Water Revenue Revenue Bonds
2.727%, due 1/1/40	2,755,000	2,656,547
Coast Community College District Unlimited General Obligation
2.588%, due 8/1/29	2,565,000	2,647,604
El Cajon Redevelopment Agency, Cajon Redevelopment Project Tax Allocation
Insured: AGM-CR AMBAC
7.70%, due 10/1/30	1,990,000	2,583,628
Foothill-Eastern Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.291%, due 1/15/33	1,700,000	1,634,827
Inglewood Joint Powers Authority, City of Inglewood Revenue Bonds
Insured: BAM
3.469%, due 8/1/29	1,000,000	1,053,885
La Quinta Redevelopment Agency Successor Agency Tax Allocation
2.354%, due 9/1/30	1,475,000	1,479,235
Los Angeles Community College District, Election 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	7,250,000	9,628,699
Lynwood Housing Authority Revenue Bonds
4.00%, due 9/1/29	2,370,000	2,368,335
Norman Y Mineta San Jose International Airport SJC Revenue Bonds
Series C
2.46%, due 3/1/31	1,130,000	1,123,612
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,500,000	2,437,758

	Principal Amount	Value
Municipal Bonds
California
Riverside County Infrastructure Financing Authority, County of Riverside Revenue Bonds
Series B
1.976%, due 11/1/28	$ 6,555,000	$ 6,449,390
Riverside County Transportation Commission Revenue Bonds, Senior Lien
Series A
2.627%, due 6/1/31	1,200,000	1,179,972
San Bernardino Community College District, Election 2018 Unlimited General Obligation
Series A-1
2.64%, due 8/1/29	3,500,000	3,617,890
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	2,000,000	2,048,522
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
1.903%, due 8/1/26	2,750,000	2,756,881
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	3,500,000	3,497,691
San Luis Unit/Westlands Water District Financing Authority Revenue Bonds
Series A, Insured: AGM
2.028%, due 9/1/27	2,000,000	1,982,049
Santa Clarita Community College District Unlimited General Obligation
2.632%, due 8/1/28	500,000	520,362
2.682%, due 8/1/29	600,000	626,606
2.762%, due 8/1/30	600,000	629,516
2.812%, due 8/1/31	650,000	682,627
Solano County Community College District Unlimited General Obligation
2.717%, due 8/1/29	450,000	468,814
2.817%, due 8/1/30	575,000	601,171
2.867%, due 8/1/31	675,000	704,972
2.917%, due 8/1/32	650,000	678,747
2.967%, due 8/1/33	630,000	657,777
Transbay Joint Powers Authority, Green Bond Tax Allocation, Senior Lien
Series 2020A
3.58%, due 10/1/32	2,730,000	2,941,745

	Principal Amount	Value
Municipal Bonds
California
University of California Revenue Bonds
Series BD
3.349%, due 7/1/29	$ 1,500,000	$ 1,611,024
Ventura County Public Financing Authority Revenue Bonds
Series A
1.741%, due 11/1/27	2,000,000	1,983,567
West Contra Costa Unified School District Unlimited General Obligation
Series B, Insured: AGM
2.121%, due 8/1/31	1,000,000	982,050
2.177%, due 8/1/27	4,000,000	4,019,442
Yosemite Community College District Unlimited General Obligation
2.457%, due 8/1/30 (a)	2,000,000	2,004,681
		115,652,701
Colorado 1.7%
City & County of Denver CO, Airport System Revenue Bonds
Series C
1.722%, due 11/15/27	3,500,000	3,457,374
Colorado Bridge Enterprise, Central 70 Project Revenue Bonds
Series A
2.543%, due 12/31/32	5,670,000	5,699,938
Colorado Housing and Finance Authority Revenue Bonds
Series G-1, Insured: GNMA
3.65%, due 11/1/46	835,000	878,055
		10,035,367
Connecticut 4.6%
City of Bridgeport CT Unlimited General Obligation
Series D, Insured: BAM
2.913%, due 9/15/28	1,650,000	1,701,693
City of Waterbury CT Unlimited General Obligation
Series C
2.492%, due 9/1/31	2,855,000	2,883,308
Connecticut State Health & Educational Facilities Authority, Connecticut State University System Revenue Bonds
Insured: BAM
1.70%, due 11/1/27	6,460,000	6,282,215
Series R-2, Insured: BAM
2.25%, due 11/1/31	1,200,000	1,173,643

	Principal Amount	Value
Municipal Bonds
Connecticut
State of Connecticut Unlimited General Obligation
Series A
2.09%, due 6/1/31	$ 5,000,000	$ 4,899,183
Series A
2.547%, due 7/1/28	1,000,000	1,029,320
Series A
2.627%, due 7/1/29	1,000,000	1,031,206
Series A
5.85%, due 3/15/32	3,500,000	4,449,867
State of Connecticut Bradley International Airport CFC, Ground Transportation Center Project Revenue Bonds
Series B
3.024%, due 7/1/25	2,045,000	2,084,327
3.431%, due 7/1/28	1,195,000	1,242,065
Town of Hamden CT Unlimited General Obligation
Series B, Insured: BAM
2.80%, due 8/1/31	1,250,000	1,268,397
		28,045,224
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Middletown & Seaford Project Revenue Bonds
Series B, Insured: BAM
4.35%, due 10/1/34	500,000	521,673
District of Columbia 0.7%
District of Columbia Revenue Bonds
Series B
2.632%, due 3/1/30	1,000,000	1,028,461
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.824%, due 10/1/32 (a)	1,550,000	1,556,933
Washington Convention & Sports Authority Revenue Bonds, Senior Lien
Series C
1.93%, due 10/1/28	1,600,000	1,566,495
		4,151,889
Florida 4.3%
City of Deltona FL, Utility System Revenue Bonds
Insured: BAM
2.539%, due 10/1/41	1,250,000	1,178,947

	Principal Amount	Value
Municipal Bonds
Florida
City of Miami FL, Street & Sidewalk Improvement Program Revenue Bonds
Series B, Insured: AGM
4.592%, due 1/1/33 (b)	$ 1,115,000	$ 1,243,999
City of Miramar FL Revenue Bonds
2.183%, due 10/1/32	1,000,000	975,935
County of Broward FL, Airport System Revenue Bonds
Series C, Insured: BAM
2.504%, due 10/1/28	1,965,000	1,993,235
County of Miami-Dade FL Revenue Bonds
Series A
1.621%, due 10/1/27	2,500,000	2,405,661
County of Miami-Dade FL, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
2.162%, due 10/1/32	1,500,000	1,421,540
County of Miami-Dade FL, Aviation Revenue Bonds
Series E
2.449%, due 10/1/29	1,000,000	997,490
Series B
3.275%, due 10/1/29	2,715,000	2,863,790
County of Miami-Dade FL, Water & Sewer System Revenue Bonds
Series C
2.601%, due 10/1/29	2,145,000	2,215,301
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Revenue Bonds
Series B
2.014%, due 8/1/27	2,085,000	2,056,182
Series B
2.214%, due 8/1/28	3,500,000	3,456,609
St. Johns County Industrial Development Authority, Flagler Health Revenue Bonds
Series B, Insured: AGM
2.538%, due 10/1/30	2,500,000	2,542,640
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
1.64%, due 7/1/27	2,500,000	2,429,380
		25,780,709

	Principal Amount	Value
Municipal Bonds
Georgia 0.7%
Municipal Electric Authority of Georgia, Project One Subordinated Bonds Revenue Bonds
Series B
2.117%, due 1/1/28	$ 1,000,000	$ 980,436
Series B
2.897%, due 1/1/35	3,080,000	2,992,976
		3,973,412
Guam 2.1%
Antonio B Won Pat International Airport Authority Revenue Bonds
Series A
2.499%, due 10/1/25	740,000	731,144
Series A
2.699%, due 10/1/26	610,000	600,986
Series A
2.899%, due 10/1/27	825,000	812,798
Series A
3.099%, due 10/1/28	765,000	755,839
Series B
3.319%, due 10/1/25	1,000,000	1,054,167
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	6,266,851
Series B
3.25%, due 7/1/34	2,000,000	1,955,734
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	532,952
		12,710,471
Hawaii 1.8%
City & County of Honolulu HI, Build America Bonds Unlimited General Obligation
Series A
5.518%, due 12/1/28	2,400,000	2,917,993
State of Hawaii Unlimited General Obligation
Series GJ
1.71%, due 8/1/28	5,000,000	4,890,692
Series GE
2.042%, due 10/1/31	1,320,000	1,292,390

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Airports System, Customer Facility Charge Revenue Bonds
Series A
3.14%, due 7/1/47	$ 1,500,000	$ 1,493,892
		10,594,967
Illinois 6.9%
City of Chicago Heights IL Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 12/1/34	3,815,000	5,247,282
City of Chicago IL Unlimited General Obligation
Series A
5.00%, due 1/1/31	6,000,000	7,194,800
City of Chicago IL, Taxable Project Unlimited General Obligation
Series C-1, Insured: BAM
7.781%, due 1/1/35	2,195,000	3,142,114
City of Galesburg IL, Knox College Project Revenue Bonds
Series B
1.922%, due 10/1/24	1,000,000	987,377
County of Cook IL, Build America Bonds Unlimited General Obligation
Insured: AGM-CR
6.229%, due 11/15/34	1,725,000	2,303,968
Series B
6.36%, due 11/15/33	1,500,000	2,002,705
Lake County Community Unit School District No. 187 North Chicago Unlimited General Obligation
Series A, Insured: BAM
4.25%, due 1/1/29	750,000	820,884
Series A, Insured: BAM
4.25%, due 1/1/30	750,000	820,709
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	3,000,000	3,080,475
Sales Tax Securitization Corp. Revenue Bonds
3.372%, due 1/1/31	3,550,000	3,746,767
Sangamon County Water Reclamation District, Alternative Revenue Source Unlimited General Obligation
Series B
2.907%, due 1/1/34	1,885,000	1,869,551

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois Unlimited General Obligation
Series B
4.31%, due 4/1/23	$ 500,000	$ 515,556
5.10%, due 6/1/33	1,000,000	1,113,640
State of Illinois, Build America Bonds Unlimited General Obligation
5.95%, due 3/1/23	450,000	471,124
Series 3, Insured: AGM-CR
6.725%, due 4/1/35	1,510,000	1,868,380
Insured: AGM-CR
6.875%, due 7/1/25	2,000,000	2,183,992
State of Illinois Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,250,000	2,147,604
Series B
2.359%, due 6/15/31	2,500,000	2,361,690
		41,878,618
Indiana 0.4%
Indiana University Revenue Bonds
Series B
2.19%, due 6/1/30	1,000,000	998,876
Series B
2.29%, due 6/1/31	1,250,000	1,251,911
		2,250,787
Kentucky 1.2%
Kenton County Airport Board, Customer Facility Charge Revenue Bonds
3.826%, due 1/1/29	925,000	988,353
4.489%, due 1/1/39	2,500,000	2,712,010
4.689%, due 1/1/49	1,400,000	1,517,561
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds
Series B, Insured: AGM
4.435%, due 12/1/38	2,000,000	2,165,570
		7,383,494
Louisiana 2.6%
City of Bossier City LA, Utilities Revenue Bonds
Insured: BAM
2.00%, due 10/1/30	1,650,000	1,623,132

	Principal Amount	Value
Municipal Bonds
Louisiana
City of New Orleans LA, Sewerage Service Revenue Bonds
Insured: AGM
1.641%, due 6/1/29	$ 2,000,000	$ 1,909,363
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Revenue Bonds, Sub. Lien
Series A
1.547%, due 2/1/27	2,505,000	2,457,000
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
Series A-2
1.498%, due 5/1/28	1,700,000	1,646,534
Series A
2.952%, due 5/1/41	8,000,000	7,900,627
		15,536,656
Maryland 1.4%
City of Baltimore MD, Water Project Revenue Bonds
Series B
1.925%, due 7/1/31	1,045,000	1,011,806
County of Baltimore MD, Build America Bonds Unlimited General Obligation
4.90%, due 11/1/32	1,000,000	1,195,786
Maryland Community Development Administration, Department of Housing & Community Development Revenue Bonds
Series D
2.644%, due 3/1/50	1,235,000	1,256,929
Maryland Economic Development Corp., Seagirt Marine Terminal Project Revenue Bonds
Series B
4.00%, due 6/1/26	3,650,000	3,759,895
Series B
4.125%, due 6/1/29	580,000	599,193
Series B
4.125%, due 6/1/30	500,000	513,686
		8,337,295
Massachusetts 2.0%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.52%, due 11/1/30	2,400,000	2,276,677
Massachusetts Development Finance Agency, Berklee College of Music Issue Revenue Bonds
Series A
1.902%, due 10/1/27	1,000,000	971,379

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Lesley University Revenue Bonds
Series B
3.165%, due 7/1/32	$ 1,705,000	$ 1,704,929
Massachusetts Development Finance Agency, Wellforce Obligated Group Revenue Bonds
Series B, Insured: AGM
4.496%, due 7/1/33	2,545,000	2,806,025
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Senior Lien
Series A
2.455%, due 7/1/30	2,500,000	2,471,723
Series A
2.555%, due 7/1/31	2,050,000	2,031,793
		12,262,526
Michigan 1.5%
City of Grand Rapids MI, Sanitary Sewer System Revenue Bonds
2.012%, due 1/1/32	2,000,000	1,935,816
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series C-1, Insured: State Aid Direct Deposit
3.585%, due 11/1/35	1,000,000	1,074,474
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	715,000	1,022,330
Michigan Strategic Fund, Flint Water Advocacy Fund Project Revenue Bonds
Series A
2.128%, due 9/1/31	5,000,000	4,816,008
		8,848,628
Missouri 0.2%
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences Revenue Bonds
Series B
2.744%, due 10/1/26	1,185,000	1,223,482
Nebraska 0.2%
Nebraska Public Power District Revenue Bonds
Series B-1
2.593%, due 1/1/29	1,350,000	1,388,932

	Principal Amount	Value
Municipal Bonds
New Jersey 3.4%
Casino Reinvestment Development Authority, Inc. Revenue Bonds
Series B, Insured: NATL
5.46%, due 6/1/25	$ 2,105,000	$ 2,181,867
City of Vineland NJ Unlimited General Obligation
3.193%, due 4/15/29	1,175,000	1,229,713
New Jersey Economic Development Authority, State Pension Funding Bonds Revenue Bonds
Series A, Insured: NATL
7.425%, due 2/15/29	5,534,000	6,831,868
New Jersey Educational Facilities Authority, The College Of New Jersey Revenue Bonds
Series G, Insured: BAM
3.459%, due 7/1/32	1,330,000	1,459,692
New Jersey Transportation Trust Fund Authority, Transportation System Revenue Bonds
Series B
2.631%, due 6/15/24	4,150,000	4,225,966
South Jersey Transportation Authority Revenue Bonds
Series B, Insured: BAM
2.381%, due 11/1/27	1,750,000	1,759,218
Series B
3.12%, due 11/1/26	500,000	518,131
Series B
3.26%, due 11/1/27	500,000	521,239
Series B
3.36%, due 11/1/28	2,000,000	2,091,645
		20,819,339
New York 4.9%
Brookhaven Local Development Corp., Long Island Community Hospital Project Revenue Bonds
Series B
4.50%, due 10/1/25	1,710,000	1,754,091
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series A, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	2,227,131
City of Yonkers NY Limited General Obligation
Series C, Insured: BAM
2.818%, due 5/1/28	1,000,000	1,020,212
Metropolitan Transportation Authority Revenue Bonds
Series A-1
5.00%, due 2/1/23	5,000,000	5,186,980

	Principal Amount	Value
Municipal Bonds
New York
New York City Industrial Development Agency, Yankee Stadium Project Revenue Bonds
Series B, Insured: AGM
2.681%, due 3/1/33	$ 1,750,000	$ 1,740,055
New York Liberty Development Corp. Revenue Bonds
Series 1WTC
4.00%, due 2/15/43	1,500,000	1,662,065
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	1,000,000	1,289,136
New York State Dormitory Authority, Montefiore Obligated Group Revenue Bonds
Series B, Insured: AGM
4.946%, due 8/1/48	1,000,000	1,109,279
New York State Energy Research & Development Authority, Residential Solar And Energy Efficiency Financing, Green Bond Revenue Bonds
Series A
3.62%, due 4/1/25	750,000	786,073
Series A
3.77%, due 4/1/26	1,045,000	1,112,261
Series A
3.927%, due 4/1/27	995,000	1,075,147
Port Authority of New York & New Jersey, Consolidated 159th Revenue Bonds
Series B
6.04%, due 12/1/29	620,000	788,937
State of New York Unlimited General Obligation
Series B
1.84%, due 3/15/30	10,000,000	9,783,016
		29,534,383
Ohio 4.0%
American Municipal Power, Inc., Hydroelectric Projects Revenue Bonds
Series D
3.014%, due 2/15/31	2,000,000	2,074,451
Series C
7.334%, due 2/15/28	4,000,000	4,883,151
City of Cleveland OH, Airport System Revenue Bonds
Series A, Insured: BAM
2.882%, due 1/1/31	1,400,000	1,435,823
Dayton Metro Library Unlimited General Obligation
2.676%, due 12/1/29	2,035,000	2,123,977

	Principal Amount	Value
Municipal Bonds
Ohio
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	$ 2,050,000	$ 2,229,767
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds
2.419%, due 11/15/30	1,245,000	1,258,311
2.519%, due 11/15/31	1,655,000	1,676,465
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.50%, due 9/15/29	3,000,000	2,895,693
Summit County Development Finance Authority, Franciscan University of Steubenville Project Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	1,087,914
Series A
6.00%, due 11/1/48 (b)	1,750,000	2,007,100
University of Cincinnati Revenue Bonds
Series B
2.533%, due 6/1/29	2,500,000	2,570,305
		24,242,957
Oklahoma 0.7%
Oklahoma Municipal Power Authority, Power Suply System Revenue Bonds
Series B, Insured: AGM
2.151%, due 1/1/31	1,500,000	1,467,929
Series B, Insured: AGM
2.251%, due 1/1/32	1,450,000	1,416,310
Series B, Insured: AGM
2.351%, due 1/1/33	1,475,000	1,442,139
		4,326,378
Oregon 1.6%
Oregon State Facilities Authority, Lewis & Clark College Project Revenue Bonds
Series A
2.486%, due 10/1/35	4,000,000	3,684,427
Port of Portland Airport OR, Portland International Airport Customer Facility Charge Revenue Bonds
4.067%, due 7/1/39	1,000,000	1,042,131
State of Oregon Unlimited General Obligation
Series G
1.70%, due 8/1/29	2,135,000	2,087,527

	Principal Amount	Value
Municipal Bonds
Oregon
State of Oregon Unlimited General Obligation
Series I
1.70%, due 8/1/29	$ 2,000,000	$ 1,955,528
Series G
1.80%, due 8/1/30	1,000,000	974,769
		9,744,382
Pennsylvania 4.8%
Authority Improvement Municipalities, Carlow University Revenue Bonds
Series B
5.00%, due 11/1/53	1,000,000	1,018,685
City of Philadelphia PA, Water & Wastewater Revenue Bonds
Series B
1.734%, due 11/1/28	2,740,000	2,671,377
County of Allegheny PA Unlimited General Obligation
Series C-79
1.438%, due 11/1/27	3,605,000	3,512,313
County of Beaver PA Unlimited General Obligation
Series B, Insured: BAM
3.979%, due 11/15/29	1,805,000	2,013,410
Pennsylvania Economic Development Financing Authority, Build America Bonds Revenue Bonds
Series B
6.532%, due 6/15/39	1,495,000	2,066,540
Pennsylvania Higher Educational Facilities Authority, Widener University Revenue Bonds
Series B
2.789%, due 7/15/30	2,080,000	2,038,921
Philadelphia Authority for Industrial Development Revenue Bonds
2.216%, due 4/15/28	2,250,000	2,256,734
Reading Area Water Authority, Green Bond Revenue Bonds
Insured: BAM
2.209%, due 12/1/28	2,345,000	2,331,820
Insured: BAM
2.309%, due 12/1/29	2,390,000	2,381,616
Insured: BAM
2.439%, due 12/1/31	3,295,000	3,281,482
State Public School Building Authority, School District of Philadelphia (The) Revenue Bonds
Series A, Insured: State Aid Withholding
3.046%, due 4/1/28	1,920,000	1,979,354

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Temple University-of The Commonwealth System of Higher Education Revenue Bonds, First Series
Insured: State Appropriations
1.857%, due 4/1/27	$ 3,445,000	$ 3,403,308
		28,955,560
Rhode Island 0.4%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program Revenue Bonds
Series A
3.297%, due 5/1/28	1,000,000	1,074,178
Rhode Island Turnpike & Bridge Authority Revenue Bonds
Series 1
2.761%, due 12/1/29	1,570,000	1,591,327
		2,665,505
South Carolina 1.1%
South Carolina Public Service Authority Revenue Bonds
Series E
4.322%, due 12/1/27	6,040,000	6,692,794
South Dakota 0.2%
Sioux Falls School District No. 49-5 Unlimited General Obligation
Insured: State Aid Withholding
1.982%, due 8/1/31	1,015,000	1,008,827
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project Revenue Bonds
Series B
4.409%, due 10/1/34	1,280,000	1,332,671
Tennessee Energy Acquisition Corp. Revenue Bonds
Series A
4.00%, due 5/1/48 (c)	2,500,000	2,576,879
		3,909,550
Texas 7.2%
Austin Independent School District Unlimited General Obligation
Series D, Insured: PSF-GTD
4.00%, due 8/1/32 (a)	1,500,000	1,743,452

	Principal Amount	Value
Municipal Bonds
Texas
Central Texas Regional Mobility Authority Revenue Bonds, Senior Lien
Series C
1.837%, due 1/1/27	$ 1,290,000	$ 1,274,600
City of Austin TX, Rental Car Special Facility Revenue Bonds
Insured: AGM
1.71%, due 11/15/29	1,645,000	1,587,894
City of Corpus Christi TX, Utility System Revenue Bonds, Junior Lien
Series B
1.489%, due 7/15/27	2,250,000	2,208,113
Series B
1.706%, due 7/15/28	2,500,000	2,457,362
City of Garland TX, Electric Utility System Revenue Bonds
Series B, Insured: AGM
2.172%, due 3/1/32	1,000,000	971,840
City of Houston TX, Combined Utility System Revenue Bonds, First Lien
Series B
1.516%, due 11/15/28	1,400,000	1,357,514
City of Houston TX Limited General Obligation
Series B
2.366%, due 3/1/28	2,855,000	2,911,931
Dallas Fort Worth International Airport Revenue Bonds
Series C
1.749%, due 11/1/27	2,000,000	1,955,521
Series C
1.932%, due 11/1/28	3,000,000	2,932,367
El Paso Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/28	4,000,000	4,739,885
Gainesville Hospital District Limited General Obligation
Series A
4.753%, due 8/15/23	1,520,000	1,583,911
Pflugerville Independent School District Unlimited General Obligation
Insured: PSF-GTD
4.25%, due 2/15/30	1,500,000	1,736,905
Port of Corpus Christi Authority of Nueces County Revenue Bonds, Senior Lien
Series B
4.875%, due 12/1/38	2,000,000	2,278,754

	Principal Amount	Value
Municipal Bonds
Texas
San Antonio Education Facilities Corp., University of the Incarnate Word Project Revenue Bonds
Series B
2.50%, due 4/1/29	$ 1,000,000	$ 970,399
Series B
2.65%, due 4/1/30	1,100,000	1,072,056
Series B
2.73%, due 4/1/31	750,000	730,894
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AGM
1.824%, due 9/1/27	900,000	887,931
Insured: AGM
2.411%, due 9/1/31	2,350,000	2,365,886
Texas Transportation Commission Unlimited General Obligation
1.383%, due 10/1/28	8,270,000	7,937,916
		43,705,131
Utah 0.6%
County of Salt Lake UT, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,843,112
Virginia 1.1%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	2,109,479
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project Revenue Bonds
Series A
4.00%, due 9/1/29 (b)	2,150,000	2,281,761
Virginia Resources Authority, Infrastructure Revenue Revenue Bonds
Series C, Insured: Moral Obligation
2.55%, due 11/1/28	2,050,000	2,125,489
		6,516,729
Washington 0.9%
Klickitat County Public Utility District No. 1 Revenue Bonds
Series B, Insured: AGM
2.803%, due 12/1/29	700,000	716,586
Northwest Open Access Network Revenue Bonds
1.95%, due 12/1/28	1,865,000	1,820,676
2.04%, due 12/1/29	1,000,000	973,858

	Principal Amount	Value
Municipal Bonds
Washington
Spokane Public Facilities District Revenue Bonds
Series B
1.996%, due 12/1/30	$ 2,000,000	$ 1,966,055
		5,477,175
West Virginia 0.6%
County of Ohio WV, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	3,500,000	3,382,005
Wisconsin 1.2%
State of Wisconsin Unlimited General Obligation
Series 4
1.402%, due 5/1/29	5,500,000	5,274,031
State of Wisconsin Revenue Bonds
Series A
2.399%, due 5/1/30	2,000,000	2,038,362
		7,312,393
Total Municipal Bonds (Cost $532,043,799)		532,156,822
U.S. Government & Federal Agencies 0.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	140,930	151,844
6.50%, due 4/1/37	23,925	27,917
		179,761
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	101,878	114,402
Total U.S. Government & Federal Agencies (Cost $269,197)		294,163
Total Long-Term Bonds (Cost $561,793,210)		561,515,698

	Shares	Value
Short-Term Investments 6.9%
Affiliated Investment Company 5.8%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	35,466,999	$ 35,466,999

	Principal Amount
Short-Term Municipal Notes 1.1%
County of Sacramento CA Insured: AGM
1.554%, due7/10/30 (e)	2,500,000	2,494,511
Clifton Higher Education Finance Corp. Insured: PSF-GTD
0.75%, due8/15/50 (b)(e)	4,000,000	3,999,311
Total Short-Term Municipal Notes (Cost $6,491,283)		6,493,822
Total Short-Term Investments (Cost $41,958,282)		41,960,821
Total Investments (Cost $603,751,492)	99.9%	603,476,519
Other Assets, Less Liabilities	0.1	636,806
Net Assets	100.0%	$ 604,113,325

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Delayed delivery security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(d)	Current yield as of January 31, 2022.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(370)	March 2022	$ (47,841,493)	$ (47,348,438)	$ 493,055

1.	As of January 31, 2022, cash in the amount of $555,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.

BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 29,064,713	$ —	$ 29,064,713
Municipal Bonds	—	532,156,822	—	532,156,822
U.S. Government & Federal Agencies	—	294,163	—	294,163
Total Long-Term Bonds	—	561,515,698	—	561,515,698
Short-Term Investments
Affiliated Investment Company	35,466,999	—	—	35,466,999
Short-Term Municipal Notes	—	6,493,822	—	6,493,822
Total Short-Term Investments	35,466,999	6,493,822	—	41,960,821
Total Investments in Securities	35,466,999	568,009,520	—	603,476,519
Other Financial Instruments
Futures Contracts (b)	493,055	—	—	493,055
Total Investments in Securities and Other Financial Instruments	$ 35,960,054	$ 568,009,520	$ —	$ 603,969,574

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 90.0%
Asset-Backed Securities 13.0%
Automobile Asset-Backed Securities 5.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-4, Class D
1.82%, due 2/14/28	$ 1,520,000	$ 1,495,327
Series 2022-1, Class D
2.46%, due 3/13/28	2,100,000	2,096,312
Series 2020-2, Class C
3.88%, due 4/13/26	2,725,000	2,782,135
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,000,000	1,938,059
Series 2020-2A, Class A
2.02%, due 2/20/27	1,775,000	1,770,884
Series 2020-1A, Class A
2.33%, due 8/20/26	1,260,000	1,273,633
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,000,000	971,700
Series 2021-1, Class D
1.45%, due 1/16/29	2,215,000	2,195,058
Flagship Credit Auto Trust (a)
Series 2021-4, Class D
2.26%, due 12/15/27	1,900,000	1,870,652
Series 2020-1, Class E
3.52%, due 6/15/27	1,815,000	1,819,649
Series 2019-2, Class E
4.52%, due 12/15/26	815,000	836,742
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	1,465,000	1,496,585
Series 2018-4, Class A
4.06%, due 11/15/30	1,570,000	1,736,589
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,455,000	2,387,462
Series 2021-4A, Class D
2.48%, due 10/15/27	1,880,000	1,859,059
Series 2020-1A, Class D
3.68%, due 11/16/26	1,070,000	1,082,922
GLS Auto Receivables Trust
Series 2021-2A, Class D
1.42%, due 4/15/27 (a)	915,000	891,473
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	3,285,000	3,226,152
Series 2021-2A, Class D
4.34%, due 12/27/27	3,450,000	3,359,660

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	$ 870,000	$ 856,104
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	2,760,000	2,714,884
		38,661,041
Home Equity Asset-Backed Securities 0.4%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.298% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	2,216,839	2,195,021
First NLC Trust
Series 2007-1, Class A1
0.178% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	257,589	162,605
GSAA Home Equity Trust
Series 2007-8, Class A3
1.008% (1 Month LIBOR + 0.90%), due 8/25/37 (b)	60,684	60,955
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.208% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	91,674	62,302
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.208% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	71,166	29,829
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
0.218% (1 Month LIBOR + 0.11%), due 2/25/37	76,112	31,790
Series 2007-HE7, Class M1
2.108% (1 Month LIBOR + 2.00%), due 7/25/37	635,000	673,041
		3,215,543
Other Asset-Backed Securities 7.2%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	922,816	869,686
Series 2016-1, Class A
4.10%, due 1/15/28	941,094	913,402
Series 2013-2, Class A
4.95%, due 1/15/23	1,280,852	1,287,015
Series 2016-1, Class B
5.25%, due 1/15/24	969,616	971,582
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	1,720,000	1,666,277
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,040,169	1,016,600

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta LLC (a)
Series 2021-1A, Class B1
1.98%, due 3/15/61	$ 3,766,393	$ 3,636,565
Series 2020-1, Class A2
1.99%, due 7/15/60	1,184,190	1,145,171
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	584,300	588,998
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	3,825,000	4,129,228
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	29,674	31,429
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,780,000	1,745,651
Series 2019-1A, Class A23
4.352%, due 5/20/49	1,417,375	1,485,161
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, due 10/25/45 (a)	2,032,387	2,075,938
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	3,658,885	3,549,278
Series 2021-SFR2, Class B
1.607%, due 9/17/38	1,355,000	1,289,218
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,015,000	1,953,918
Series 2021-SFR1, Class C
1.888%, due 8/17/38	2,650,000	2,562,105
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	1,760,960	1,723,423
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	2,450,000	2,320,095
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	1,130,483
Series 2020-HA, Class B
2.78%, due 1/15/69	500,000	500,701
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,260,000	1,227,696
Series 2021-1, Class B1
2.41%, due 10/20/61	1,215,000	1,200,760
Progress Residential
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	1,340,000	1,296,386

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	$ 2,000,000	$ 1,927,755
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,575,000	1,514,032
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, due 4/22/23	3,301,816	3,364,941
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	2,750,333	2,775,662
Series 2020-1, Class A
5.875%, due 10/15/27	1,334,483	1,435,417
		51,334,573
Total Asset-Backed Securities (Cost $94,122,458)		93,211,157
Corporate Bonds 45.3%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,500,000	1,420,680
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,330,000	1,196,862
Airlines 0.9%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,100,000	1,126,125
5.75%, due 4/20/29	660,000	675,675
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	845,000	876,669
4.75%, due 10/20/28	1,680,000	1,793,276
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,520,000	1,615,000
		6,086,745
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,115,000	1,122,604
4.063%, due 11/1/24	2,280,000	2,322,784
4.125%, due 8/17/27	1,708,000	1,748,565
4.25%, due 9/20/22	860,000	871,449
General Motors Financial Co., Inc.
2.35%, due 1/8/31	708,000	662,203

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Financial Co., Inc.
2.70%, due 6/10/31	$ 1,525,000	$ 1,452,290
2.90%, due 2/26/25	2,500,000	2,547,075
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,610,000	3,447,274
		14,174,244
Auto Parts & Equipment 0.4%
Dana, Inc.
4.50%, due 2/15/32	2,845,000	2,716,975
Banks 10.5%
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,275,000	1,225,490
Series MM
4.30%, due 1/28/25 (c)(d)	2,021,000	1,990,685
Series DD
6.30%, due 3/10/26 (c)(d)	3,570,000	3,909,150
8.57%, due 11/15/24	1,645,000	1,924,321
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	2,535,000	2,393,294
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	1,650,000	1,639,606
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,315,000	1,292,645
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	1,610,000	1,545,568
BPCE SA
2.045%, due 10/19/27 (a)(c)	990,000	960,163
Citigroup, Inc. (d)
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)	1,590,000	1,551,395
Series M
6.30%, due 5/15/24 (c)	3,260,000	3,352,258
Citizens Financial Group, Inc.
2.638%, due 9/30/32	2,270,000	2,162,497
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,095,000	1,074,469
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(d)	1,705,000	1,673,031
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	1,485,000	1,442,234
Deutsche Bank AG
3.035%, due 5/28/32 (c)	460,000	443,287
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	2,710,000	2,833,496
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,955,000	1,867,025
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (c)	2,830,000	2,754,316

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(d)	$ 2,150,000	$ 2,098,938
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,284,511
JPMorgan Chase & Co. (c)
2.956%, due 5/13/31	835,000	829,577
Series HH
4.60%, due 2/1/25 (d)	1,327,000	1,320,365
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,455,768
4.65%, due 3/24/26	1,985,000	2,136,765
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	1,490,000	1,435,398
Morgan Stanley
2.484%, due 9/16/36 (c)	1,300,000	1,207,739
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,183,239
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	1,860,000	1,748,400
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,653,000
Santander Holdings USA, Inc.
3.40%, due 1/18/23	1,500,000	1,526,759
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	2,130,000	2,104,248
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	2,015,000	2,028,098
Standard Chartered plc (a)(b)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	780,000	735,418
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (d)(e)	2,770,000	2,669,587
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	1,385,000	1,346,178
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,770,000	1,824,643
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(d)(e)	2,555,000	2,404,766
Wells Fargo & Co. (c)
3.584%, due 5/22/28	380,000	399,033
Series S
5.90%, due 6/15/24 (d)	3,295,000	3,377,375
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,337,000	1,278,270
		75,083,005
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,770,000	2,005,135

	Principal Amount	Value
Corporate Bonds
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	$ 825,000	$ 794,475
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,250,000	1,288,250
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,600,000	2,713,880
		4,796,605
Commercial Services 1.4%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	2,130,000	2,187,222
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,060,000	2,164,702
California Institute of Technology
3.65%, due 9/1/19	1,118,000	1,155,607
Hertz Corp. (The)
5.00%, due 12/1/29 (a)	1,010,000	972,529
IHS Markit Ltd.
3.625%, due 5/1/24	3,710,000	3,844,744
		10,324,804
Computers 0.5%
Dell International LLC
8.10%, due 7/15/36	564,000	811,179
NCR Corp. (a)
5.00%, due 10/1/28	2,339,000	2,323,937
6.125%, due 9/1/29	717,000	753,603
		3,888,719
Diversified Financial Services 3.6%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,616,436
3.50%, due 5/26/22	892,000	897,825
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,262,831
3.25%, due 3/1/25	4,000,000	4,076,249
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	2,030,000	2,019,850
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	4,205,566
8.00%, due 11/1/31	1,210,000	1,639,806
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	2,109,479
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	3,450,000	3,249,900
OneMain Finance Corp.
3.50%, due 1/15/27	2,935,000	2,787,605
		25,865,547

	Principal Amount	Value
Corporate Bonds
Electric 2.5%
Calpine Corp.
5.125%, due 3/15/28 (a)	$ 1,065,000	$ 1,038,939
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(d)	780,000	785,850
Duke Energy Corp.
4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(d)	2,415,000	2,487,450
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(d)	2,690,000	2,679,724
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	871,264
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,580,125
Potomac Electric Power Co.
4.15%, due 3/15/43	1,305,000	1,446,051
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,093,248
WEC Energy Group, Inc.
2.269% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	5,495,000	5,014,188
		17,996,839
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	215,000	204,250
Food 1.1%
Kraft Heinz Foods Co.
5.00%, due 7/15/35	583,000	665,006
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	2,475,000	2,322,317
5.50%, due 10/15/27	1,946,000	1,990,875
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,474,785
U.S. Foods, Inc.
4.625%, due 6/1/30 (a)	1,710,000	1,662,975
		8,115,958
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	810,000	788,484
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	1,397,812
		2,186,296

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	$ 690,000	$ 650,557
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,635,000	1,603,308
		2,253,865
Home Builders 0.3%
Thor Industries, Inc.
4.00%, due 10/15/29 (a)(e)	1,575,000	1,500,187
Toll Brothers Finance Corp.
3.80%, due 11/1/29 (e)	495,000	510,615
4.35%, due 2/15/28	303,000	321,938
		2,332,740
Household Products & Wares 0.2%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	1,710,000	1,598,850
Insurance 1.4%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,900,000	1,865,051
Lincoln National Corp.
2.515% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	3,537,000	3,077,190
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	760,076
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,816,007
Willis North America, Inc.
3.875%, due 9/15/49	425,000	435,457
		9,953,781
Internet 1.2%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	2,590,000	2,428,539
Expedia Group, Inc.
3.25%, due 2/15/30	3,920,000	3,911,003
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	2,520,000	2,309,158
4.125%, due 8/1/30	122,000	117,120
		8,765,820
Iron & Steel 0.7%
Vale Overseas Ltd.
3.75%, due 7/8/30	2,375,000	2,407,656
6.25%, due 8/10/26	1,980,000	2,263,160
		4,670,816

	Principal Amount	Value
Corporate Bonds
Lodging 1.7%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	$ 1,930,000	$ 1,991,876
5.375%, due 5/1/25 (a)	935,000	957,786
Hyatt Hotels Corp.
1.80%, due 10/1/24	3,920,000	3,891,637
Marriott International, Inc.
3.75%, due 10/1/25	4,253,000	4,448,439
Series X
4.00%, due 4/15/28	605,000	640,113
		11,929,851
Machinery-Diversified 0.2%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	1,225,000	1,262,975
Media 0.7%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	2,200,000	2,105,224
Grupo Televisa SAB
5.25%, due 5/24/49 (e)	1,695,000	2,025,327
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	1,087,000	1,167,938
		5,298,489
Mining 0.4%
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	2,627,000	2,689,418
Miscellaneous—Manufacturing 0.5%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)(e)	4,350,000	3,643,125
Oil & Gas 0.8%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)	2,520,000	3,077,031
Occidental Petroleum Corp.
3.50%, due 8/15/29	1,740,000	1,715,118
4.30%, due 8/15/39	400,000	377,000
Petrobras Global Finance BV
5.50%, due 6/10/51	810,000	712,954
		5,882,103
Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	135,000	138,206

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	$ 2,325,000	$ 2,436,321
		2,574,527
Pharmaceuticals 1.0%
AbbVie, Inc.
4.25%, due 11/21/49	2,790,000	3,105,549
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,146,000	1,969,728
4.75%, due 5/9/27	1,915,000	1,852,762
		6,928,039
Pipelines 3.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	1,150,000	1,070,298
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,509,605
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,920,050
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	2,090,000	2,137,673
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,630,000	1,625,046
4.20%, due 1/31/50	520,000	550,030
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	1,540,000	1,496,304
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	2,630,000	2,537,950
5.625%, due 2/15/26	367,000	374,340
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,757,615
MPLX LP
4.00%, due 3/15/28	560,000	593,148
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	1,061,211
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,146,000	2,303,649
Venture Global Calcasieu Pass LLC
3.875%, due 11/1/33 (a)	2,580,000	2,552,858
Western Midstream Operating LP
6.50%, due 2/1/50 (f)	1,800,000	1,974,771
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,329,464
		27,794,012
Real Estate 0.3%
Realogy Group LLC
5.25%, due 4/15/30 (a)	2,125,000	2,034,688

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 1.3%
CyrusOne LP
3.45%, due 11/15/29	$ 1,850,000	$ 1,980,462
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,573,291
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,641,000	2,607,063
Office Properties Income Trust
2.65%, due 6/15/26	1,520,000	1,487,095
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	1,740,000	1,697,927
		9,345,838
Retail 2.3%
AutoNation, Inc.
4.75%, due 6/1/30	2,300,000	2,540,196
Darden Restaurants, Inc.
3.85%, due 5/1/27	3,512,000	3,725,037
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(e)	1,840,000	1,875,328
Nordstrom, Inc.
4.00%, due 3/15/27	595,000	574,841
4.25%, due 8/1/31 (e)	2,860,000	2,644,585
QVC, Inc.
4.375%, due 9/1/28	2,815,000	2,593,319
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	2,775,000	2,674,059
		16,627,365
Semiconductors 0.5%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,040,000	2,020,662
3.75%, due 2/15/51	620,000	596,940
NXP BV
3.40%, due 5/1/30 (a)	1,135,000	1,165,257
		3,782,859
Software 0.4%
MSCI, Inc.
3.25%, due 8/15/33 (a)	2,710,000	2,541,520
Oracle Corp.
3.65%, due 3/25/41	450,000	418,534
		2,960,054
Telecommunications 2.2%
Altice France SA
5.125%, due 7/15/29 (a)	2,405,000	2,233,139
AT&T, Inc.
3.65%, due 6/1/51	1,485,000	1,451,645

	Principal Amount	Value
Corporate Bonds
Telecommunications
Sprint Corp.
7.875%, due 9/15/23	$ 3,620,000	$ 3,909,600
T-Mobile US, Inc.
2.625%, due 2/15/29	1,790,000	1,678,966
3.50%, due 4/15/31 (a)	885,000	863,344
VEON Holdings BV
4.95%, due 6/16/24 (a)	3,345,000	3,378,617
Verizon Communications, Inc.
3.40%, due 3/22/41	600,000	594,148
4.016%, due 12/3/29	1,495,000	1,623,461
		15,732,920
Total Corporate Bonds (Cost $325,190,422)		324,124,799
Foreign Government Bonds 4.4%
Brazil 1.3%
Brazil Government Bond
3.75%, due 9/12/31 (e)	1,770,000	1,612,470
Federative Republic of Brazil
4.625%, due 1/13/28	7,099,000	7,278,179
		8,890,649
Chile 1.0%
Chile Government Bond
2.55%, due 7/27/33	1,915,000	1,797,572
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29	1,890,000	1,869,568
3.75%, due 1/15/31	1,290,000	1,339,448
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,317,776
		7,324,364
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,365,000	1,160,250
Mexico 1.9%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	2,209,106
4.677%, due 2/9/51	1,855,000	1,644,012
Mexico Government Bond
2.659%, due 5/24/31	1,957,000	1,839,815
3.75%, due 4/19/71	1,480,000	1,234,527

	Principal Amount	Value
Foreign Government Bonds
Mexico
Petroleos Mexicanos
6.50%, due 3/13/27	$ 2,535,000	$ 2,649,075
6.75%, due 9/21/47	4,835,000	4,148,430
		13,724,965
Total Foreign Government Bonds (Cost $33,442,344)		31,100,228
Loan Assignments 3.0%
Containers, Packaging & Glass 0.6%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.354% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	4,547,852	4,498,107
Diversified/Conglomerate Service 0.7%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (b)	3,563,368	3,558,914
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,034,550	1,035,067
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28	450,000	453,375
		5,047,356
Finance 0.5%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.355% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	3,596,152	3,561,089
Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.855% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	1,378,400	1,357,035
Telecommunications 0.9%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.855% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	2,698,623	2,651,397
SBA Senior Finance II LLC
Initial Term Loan
1.86% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	3,428,329	3,397,475
		6,048,872

	Principal Amount	Value
Loan Assignments
Utilities 0.1%
Southwestern Energy Co.
Initial Term Loan
3.00%, due 6/22/27	$ 1,015,000	$ 1,016,269
Total Loan Assignments (Cost $21,627,373)		21,528,728
Mortgage-Backed Securities 23.3%
Agency (Collateralized Mortgage Obligations) 3.7%
FHLMC (g)
REMIC, Series 5070, Class IG
1.50%, due 1/25/44	6,151,640	338,265
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	6,778,893	661,634
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	4,183,644	747,293
REMIC, Series 5036, Class IO
3.50%, due 11/25/50	3,645,400	623,443
REMIC, Series 4924, Class NS
5.942% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	2,726,792	384,016
REMIC, Series 4957, Class SB
5.942% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	1,571,045	291,074
FHLMC, Strips
Series 358, Class PO
(zero coupon), due 10/15/47	3,205,796	2,962,692
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,371,479	1,267,553
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	433,372	397,400
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	441,798	414,837
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	624,849	574,443
REMIC, Series 2020-78, Class TI
2.00%, due 11/25/50 (g)	3,978,867	453,396
REMIC, Series 2020-91, Class MI
2.00%, due 12/25/50 (g)	4,684,270	511,327
REMIC, Series 2020-91, Class AI
2.50%, due 12/25/50 (g)	3,965,089	610,515
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (g)	2,693,078	365,211
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (g)	2,124,372	244,306
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,123,779	2,244,343
REMIC, Series 2019-32, Class SB
5.942% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(g)	2,582,506	408,940

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(h)
REMIC, Series 2017-K63, Class C
3.874%, due 2/25/50	$ 1,275,000	$ 1,321,397
REMIC, Series 2018-K154, Class B
4.021%, due 11/25/32	1,750,000	1,807,658
REMIC, Series 2018-K155, Class B
4.163%, due 4/25/33	2,135,000	2,246,053
REMIC, Series 2018-K81, Class C
4.169%, due 9/25/51	1,385,000	1,468,174
REMIC, Series 2019-K87, Class C
4.322%, due 1/25/51	950,000	1,014,860
REMIC, Series 2019-K88, Class C
4.38%, due 2/25/52	1,470,000	1,576,250
GNMA (g)
REMIC, Series 2021-214, Class SA
1.65% (SOFR 30A + 1.70%), due 12/20/51 (b)	13,122,750	260,337
REMIC, Series 2021-213, Class ES
1.65% (SOFR 30A + 1.70%), due 12/20/51 (b)	13,115,787	241,563
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	3,615,925	348,649
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51	4,903,455	556,696
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51	3,150,530	416,369
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51	2,811,781	325,253
REMIC, Series 2021-77, Class KS
2.55% (SOFR 30A + 2.60%), due 5/20/51 (b)	10,468,837	475,340
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51	5,190,214	668,936
		26,228,223
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.6%
BAMLL Commercial Mortgage Securities Trust
Series 2022-DKLX, Class F
5.016% (SOFR 30A + 4.957%), due 1/15/39 (a)(b)	1,250,000	1,231,250
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
0.453% (1 Month LIBOR + 0.345%), due 12/25/36	10,845	10,526
Series 2005-3A, Class A1
0.588% (1 Month LIBOR + 0.48%), due 11/25/35	820,177	782,271
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class D
1.756% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	1,665,000	1,648,313
Series 2021-VOLT, Class E
2.106% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	2,125,000	2,103,700
Series 2021-ACNT, Class E
2.304% (1 Month LIBOR + 2.197%), due 11/15/26 (b)	2,500,000	2,489,249

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (h)	$ 1,705,000	$ 1,691,706
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (h)	1,380,000	1,423,656
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (h)	750,000	724,718
BX Trust (a)
Series 2021-MFM1, Class C
1.306% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	2,695,000	2,677,170
Series 2021-MFM1, Class D
1.606% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	1,010,000	998,255
Series 2021-LBA, Class DV
1.707% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	1,270,000	1,263,250
Series 2021-RISE, Class D
1.856% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	1,850,000	1,845,841
Series 2021-ARIA, Class E
2.351% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	2,700,000	2,679,701
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,020,000	1,050,417
Series 2019-OC11, Class C
3.856%, due 12/9/41	765,000	770,568
Series 2019-OC11, Class E
4.075%, due 12/9/41 (h)	3,995,000	3,841,550
BXHPP Trust
Series 2021-FILM, Class C
1.206% (1 Month LIBOR + 1.10%), due 8/15/36 (a)(b)	1,090,000	1,079,120
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, due 2/10/48	840,000	863,085
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,580,000	1,590,132
Series 2013-CR9, Class B
4.278%, due 7/10/45 (a)(h)	1,020,000	1,013,559
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,636,000	2,761,144
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,250,000	2,271,087
DROP Mortgage Trust
Series 2021-FILE, Class A
1.26% (1 Month LIBOR + 1.15%), due 4/15/26 (a)(b)	1,065,000	1,064,359
Extended Stay America Trust
Series 2021-ESH, Class D
2.357% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	1,610,091	1,609,125

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.306% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	$ 4,110,000	$ 4,105,019
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,720,000	2,867,904
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,480,000	1,541,827
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(h)	2,060,000	2,114,490
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class A3
3.231%, due 1/15/48	1,885,680	1,921,720
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,260,000	1,240,536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,254,830	1,289,826
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,825,000	3,790,414
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	1,100,000	1,036,494
SMRT
Series 2022-MINI, Class D
2.008% (SOFR 30A + 1.95%), due 1/15/24 (a)(b)	2,650,000	2,650,042
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(i)	1,365,000	1,367,125
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4
3.04%, due 10/15/52	3,100,000	3,205,136
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(h)	2,900,000	3,071,320
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(h)	4,410,000	4,769,465
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (i)	1,480,000	1,479,679
		75,934,749

	Principal Amount	Value
Mortgage-Backed Securities
Floater 0.1%
FNMA
REMIC, Series 2022-3, Class YS
2.50% (SOFR 30A + 2.55%), due 2/25/52 (b)(g)	$ 8,675,000	$ 488,021
Whole Loan (Collateralized Mortgage Obligations) 8.9%
Alternative Loan Trust
Series 2005-31, Class 1A1
0.668% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	2,101,762	2,010,246
Banc of America Alternative Loan Trust
Series 2005-11, Class 2CB1
6.00%, due 12/25/35	409,212	403,373
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
2.108% (1 Month LIBOR + 2.00%), due 1/25/40	1,525,046	1,531,147
Series 2021-R01, Class 1B1
3.15% (SOFR 30A + 3.10%), due 10/25/41	2,310,000	2,306,416
Series 2020-SBT1, Class 1M2
3.758% (1 Month LIBOR + 3.65%), due 2/25/40	1,270,000	1,323,893
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50	3,395,000	3,412,312
Series 2021-HQA1, Class B1
3.05% (SOFR 30A + 3.00%), due 8/25/33	1,175,000	1,170,535
Series 2021-DNA5, Class B1
3.10% (SOFR 30A + 3.05%), due 1/25/34	1,955,000	1,964,600
Series 2021-HQA3, Class B1
3.40% (SOFR 30A + 3.35%), due 9/25/41	3,385,000	3,355,362
Series 2022-DNA1, Class B1
3.45% (SOFR 30A + 3.40%), due 1/25/42	2,575,000	2,491,313
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.258% (1 Month LIBOR + 2.15%), due 12/25/30	2,795,000	2,835,653
Series 2018-HQA2, Class M2
2.408% (1 Month LIBOR + 2.30%), due 10/25/48	665,000	674,470
Series 2019-DNA3, Class B1
3.358% (1 Month LIBOR + 3.25%), due 7/25/49	1,590,000	1,607,827
Series 2018-DNA2, Class B1
3.808% (1 Month LIBOR + 3.70%), due 12/25/30	2,850,000	2,956,716
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2018-HQA1, Class M2
2.408% (1 Month LIBOR + 2.30%), due 9/25/30	1,792,266	1,817,510
Series 2016-DNA4, Class M3
3.908% (1 Month LIBOR + 3.80%), due 3/25/29	1,261,891	1,304,874
FNMA Connecticut Avenue Securities (b)
Series 2017-C05, Class 1M2
2.308% (1 Month LIBOR + 2.20%), due 1/25/30	932,641	944,906

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA Connecticut Avenue Securities (b)
Series 2017-C07, Class 2M2
2.608% (1 Month LIBOR + 2.50%), due 5/25/30	$ 3,306,106	$ 3,358,670
Series 2017-C04, Class 2M2
2.958% (1 Month LIBOR + 2.85%), due 11/25/29	1,538,244	1,576,527
Series 2021-R02, Class 2B1
3.35% (SOFR 30A + 3.30%), due 11/25/41 (a)	705,000	701,915
Series 2016-C06, Class 1M2
4.358% (1 Month LIBOR + 4.25%), due 4/25/29	2,256,083	2,328,208
Series 2016-C07, Class 2M2
4.458% (1 Month LIBOR + 4.35%), due 5/25/29	2,550,748	2,643,375
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(i)	921,633	927,627
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.548% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	427,908	428,798
Impac Secured Assets Trust
Series 2006-5, Class 2A
0.508% (1 Month LIBOR + 0.40%), due 12/25/36 (b)	42,754	42,139
Mello Warehouse Securitization Trust
Series 2021-1, Class B
1.008% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,060,000	1,057,169
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.433%, due 8/25/59 (h)	2,346,248	1,728,039
Series 2019-4A, Class B6
4.732%, due 12/25/58 (i)	2,043,136	1,552,241
Series 2019-2A, Class B6
4.945%, due 12/25/57 (i)	841,585	660,920
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
1.008% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	3,085,000	3,078,619
Sequoia Mortgage Trust
Series 2018-7, Class B3
4.258%, due 9/25/48 (a)(i)	1,408,573	1,397,350
STACR Trust (a)(b)
Series 2018-DNA3, Class M2
2.208% (1 Month LIBOR + 2.10%), due 9/25/48	1,425,000	1,441,973
Series 2018-HRP2, Class M3
2.508% (1 Month LIBOR + 2.40%), due 2/25/47	4,080,000	4,151,471
Series 2018-HRP1, Class B1
3.858% (1 Month LIBOR + 3.75%), due 4/25/43	1,785,000	1,810,694
Series 2018-HRP2, Class B1
4.308% (1 Month LIBOR + 4.20%), due 2/25/47	2,250,000	2,390,316

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.718% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	$ 608,015	$ 595,918
		63,983,122
Total Mortgage-Backed Securities (Cost $166,836,486)		166,634,115
Municipal Bonds 0.5%
California 0.5%
Golden State Tobacco Securitization Corp. Revenue Bonds
Series B, Insured: State Appropriations
3.293%, due 6/1/42	1,040,000	1,022,878
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	2,737,137
		3,760,015
Total Municipal Bonds (Cost $3,800,000)		3,760,015
U.S. Government & Federal Agency 0.5%
United States Treasury Inflation - Indexed Note 0.5%
U.S. Treasury Inflation Linked Notes
0.125%, due 7/15/30 (j)	3,284,762	3,567,988
Total U.S. Government & Federal Agency (Cost $3,568,344)		3,567,988
Total Long-Term Bonds (Cost $648,587,427)		643,927,030

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	14	62
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	239,635
Total Common Stocks (Cost $0)		239,697

	Shares	Value
Short-Term Investments 10.2%
Affiliated Investment Company 9.3%
MainStay U.S. Government Liquidity Fund, 0.01% (l)(m)	66,286,359	$ 66,286,359
Unaffiliated Investment Companies 0.9%
BlackRock Liquidity FedFund, 0.025% (m)(n)	2,069,470	2,069,470
Wells Fargo Government Money Market Fund, 0.025% (m)(n)	4,416,343	4,416,343
Total Unaffiliated Investment Companies (Cost $6,485,813)		6,485,813
Total Short-Term Investments (Cost $72,772,172)		72,772,172
Total Investments (Cost $721,359,599)	100.2%	716,938,899
Other Assets, Less Liabilities	(0.2)	(1,639,601)
Net Assets	100.0%	$ 715,299,298

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2022.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $10,567,625; the total market value of collateral held by the Fund was $14,160,817. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,675,004. The Fund received cash collateral with a value of $6,485,813.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2022.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2022.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2022.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Non-income producing security.
(l)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(m)	Current yield as of January 31, 2022.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of January 31, 2022, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,266,464	EUR	3,652,000	JPMorgan Chase Bank N.A.	2/1/22	$ 163,624
Total Unrealized Appreciation						163,624
EUR	3,600,000	USD	4,190,000	JPMorgan Chase Bank N.A.	2/1/22	(145,581)
EUR	52,000	USD	58,936	JPMorgan Chase Bank N.A.	2/1/22	(516)
Total Unrealized Depreciation						(146,097)
Net Unrealized Appreciation						$ 17,527

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury Long Bonds	69	March 2022	$ 11,089,969	$ 10,738,125	$ (351,844)
Short Contracts
U.S. Treasury 2 Year Notes	(20)	March 2022	(4,363,863)	(4,333,125)	30,738
U.S. Treasury 5 Year Notes	(525)	March 2022	(63,367,496)	(62,581,641)	785,855
U.S. Treasury 10 Year Notes	(923)	March 2022	(119,423,217)	(118,115,156)	1,308,061
U.S. Treasury 10 Year Ultra Bonds	(205)	March 2022	(29,793,697)	(29,279,766)	513,931
U.S. Treasury Ultra Bonds	(58)	March 2022	(11,162,286)	(10,958,375)	203,911
Total Short Contracts					2,842,496
Net Unrealized Appreciation					$ 2,490,652

1.	As of January 31, 2022, cash in the amount of $2,365,577 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2022.
Swap Contracts
As of January 31, 2022, the Fund held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 40,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ (824,325)	$ (824,325)
41,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	(850,586)	(850,586)
						$ —	$ (1,674,911)	$ (1,674,911)

1.	As of January 31, 2022, cash in the amount of $446,603 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 93,211,157	$ —	$ 93,211,157
Corporate Bonds	—	324,124,799	—	324,124,799
Foreign Government Bonds	—	31,100,228	—	31,100,228
Loan Assignments	—	21,528,728	—	21,528,728
Mortgage-Backed Securities	—	166,634,115	—	166,634,115
Municipal Bonds	—	3,760,015	—	3,760,015
U.S. Government & Federal Agency	—	3,567,988	—	3,567,988
Total Long-Term Bonds	—	643,927,030	—	643,927,030
Common Stocks	239,697	—	—	239,697
Short-Term Investments
Affiliated Investment Company	66,286,359	—	—	66,286,359
Unaffiliated Investment Companies	6,485,813	—	—	6,485,813
Total Short-Term Investments	72,772,172	—	—	72,772,172
Total Investments in Securities	73,011,869	643,927,030	—	716,938,899
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	163,624	—	163,624
Futures Contracts	2,842,496	—	—	2,842,496
Total Other Financial Instruments	2,842,496	163,624	—	3,006,120
Total Investments in Securities and Other Financial Instruments	$ 75,854,365	$ 644,090,654	$ —	$ 719,945,019
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (146,097)	$ —	$ (146,097)
Futures Contracts	(351,844)	—	—	(351,844)
Interest Rate Swaps	—	(1,674,911)	—	(1,674,911)
Total Other Financial Instruments	$ (351,844)	$ (1,821,008)	$ —	$ (2,172,852)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 5.5%
General Dynamics Corp.	65,772	$ 13,950,241
L3Harris Technologies, Inc.	66,199	13,854,789
Northrop Grumman Corp.	35,269	13,046,003
Raytheon Technologies Corp.	191,187	17,243,156
		58,094,189
Auto Components 1.2%
Gentex Corp.	416,949	13,092,199
Banks 10.4%
Bank of America Corp.	534,932	24,681,762
JPMorgan Chase & Co.	241,405	35,872,783
M&T Bank Corp.	115,591	19,578,804
PNC Financial Services Group, Inc. (The)	75,087	15,467,171
Truist Financial Corp.	245,624	15,430,100
		111,030,620
Beverages 1.4%
Keurig Dr Pepper, Inc.	398,746	15,132,411
Building Products 2.2%
Fortune Brands Home & Security, Inc.	113,722	10,709,201
Johnson Controls International plc	175,883	12,781,417
		23,490,618
Capital Markets 4.7%
Ares Management Corp.	164,665	13,127,094
LPL Financial Holdings, Inc.	90,096	15,525,342
Morgan Stanley	212,848	21,825,434
		50,477,870
Chemicals 2.3%
Axalta Coating Systems Ltd. (a)	351,701	10,413,866
Celanese Corp.	93,653	14,582,709
		24,996,575
Communications Equipment 4.0%
Cisco Systems, Inc.	490,277	27,293,721
F5, Inc. (a)	71,821	14,911,476
		42,205,197
Containers & Packaging 1.1%
Sealed Air Corp.	164,414	11,166,999
Electric Utilities 1.6%
Exelon Corp.	294,191	17,048,368

	Shares	Value
Common Stocks
Electrical Equipment 1.0%
Hubbell, Inc.	58,556	$ 10,966,953
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	377,730	15,879,769
Entertainment 1.5%
Electronic Arts, Inc.	116,961	15,516,046
Equity Real Estate Investment Trusts 2.6%
Gaming and Leisure Properties, Inc.	325,293	14,696,738
Host Hotels & Resorts, Inc. (a)	773,477	13,412,091
		28,108,829
Food Products 1.5%
Mondelez International, Inc., Class A	241,470	16,185,734
Health Care Equipment & Supplies 4.1%
Becton Dickinson and Co.	58,454	14,855,499
Boston Scientific Corp. (a)	311,114	13,346,791
Medtronic plc	149,728	15,495,351
		43,697,641
Health Care Providers & Services 7.2%
Anthem, Inc.	55,888	24,646,049
Centene Corp. (a)	211,262	16,427,733
UnitedHealth Group, Inc.	76,439	36,122,779
		77,196,561
Household Durables 1.0%
Lennar Corp., Class A	108,008	10,380,649
Insurance 6.3%
Assurant, Inc.	76,640	11,688,366
Chubb Ltd.	100,396	19,806,123
MetLife, Inc.	324,470	21,758,958
Progressive Corp. (The)	129,907	14,115,695
		67,369,142
Interactive Media & Services 2.1%
Alphabet, Inc., Class C (a)	8,122	22,042,864
IT Services 3.9%
Amdocs Ltd.	139,437	10,581,874
Fidelity National Information Services, Inc.	128,354	15,392,212
Global Payments, Inc.	101,867	15,267,826
		41,241,912

	Shares	Value
Common Stocks
Machinery 1.2%
Middleby Corp. (The) (a)	68,334	$ 12,655,457
Media 3.6%
Comcast Corp., Class A	532,734	26,631,373
Omnicom Group, Inc.	162,410	12,239,217
		38,870,590
Multi-Utilities 2.9%
Dominion Energy, Inc.	191,391	15,437,598
Sempra Energy	113,733	15,713,351
		31,150,949
Oil, Gas & Consumable Fuels 5.1%
ConocoPhillips	233,866	20,725,205
Phillips 66	180,998	15,346,820
Pioneer Natural Resources Co.	82,421	18,041,133
		54,113,158
Pharmaceuticals 9.0%
AstraZeneca plc, Sponsored ADR	228,143	13,280,204
Eli Lilly and Co.	72,234	17,725,501
Merck & Co., Inc.	251,141	20,462,969
Pfizer, Inc.	618,835	32,606,416
Roche Holding AG	31,046	12,004,433
		96,079,523
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A (a)	117,983	11,956,397
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.	180,332	10,203,185
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	98,165	16,096,115
Micron Technology, Inc.	184,688	15,194,282
Qorvo, Inc. (a)	98,845	13,569,441
		44,859,838
Software 0.8%
VMware, Inc., Class A	63,437	8,150,386
Specialty Retail 3.1%
Home Depot, Inc. (The)	25,395	9,319,457
TJX Cos., Inc. (The)	179,936	12,949,994

	Shares	Value
Common Stocks
Specialty Retail
Victoria's Secret & Co. (a)	191,660	$ 10,700,378
		32,969,829
Total Common Stocks (Cost $896,160,876)		1,056,330,458
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	12,201,732	12,201,732
Total Short-Term Investment (Cost $12,201,732)		12,201,732
Total Investments (Cost $908,362,608)	100.2%	1,068,532,190
Other Assets, Less Liabilities	(0.2)	(2,583,789)
Net Assets	100.0%	$ 1,065,948,401

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 84,075,090	$ 12,004,433	$ —	$ 96,079,523
All Other Industries	960,250,935	—	—	960,250,935
Total Common Stocks	1,044,326,025	12,004,433	—	1,056,330,458
Short-Term Investment
Affiliated Investment Company	12,201,732	—	—	12,201,732
Total Investments in Securities	$ 1,056,527,757	$ 12,004,433	$ —	$ 1,068,532,190

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.6%
Auto Components 1.2%
Aptiv plc (a)	1,303,450	$ 178,025,201
Automobiles 3.7%
Tesla, Inc. (a)	571,400	535,241,808
Capital Markets 4.1%
Blackstone, Inc.	1,999,200	263,834,424
Moody's Corp.	407,350	139,721,050
MSCI, Inc.	340,400	182,495,248
		586,050,722
Chemicals 1.7%
Linde plc	781,930	249,185,452
Containers & Packaging 1.6%
Ball Corp.	2,347,850	227,976,235
Electrical Equipment 0.1%
Fluence Energy, Inc. (a)	796,300	14,890,810
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	1,424,100	203,660,541
Health Care Equipment & Supplies 3.0%
Align Technology, Inc. (a)	415,400	205,606,384
Intuitive Surgical, Inc. (a)	817,000	232,175,060
		437,781,444
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	382,200	180,616,254
Health Care Technology 1.0%
Veeva Systems, Inc., Class A (a)	615,550	145,602,197
Hotels, Restaurants & Leisure 5.3%
Airbnb, Inc., Class A (a)	872,000	134,261,840
Chipotle Mexican Grill, Inc. (a)	184,750	274,460,905
Hilton Worldwide Holdings, Inc. (a)	1,167,600	169,430,436
McDonald's Corp.	682,000	176,944,900
		755,098,081
Interactive Media & Services 11.7%
Alphabet, Inc. (a)
Class A	194,951	527,551,053
Class C	197,326	535,536,844

Bumble, Inc., Class A (a)	3,331,100	98,300,761

	Shares	Value
Common Stocks
Interactive Media & Services

Match Group, Inc. (a)	1,314,000	$ 148,087,800
Meta Platforms, Inc., Class A (a)	1,180,640	369,847,286
		1,679,323,744
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc. (a)	349,290	1,044,890,556
IT Services 7.4%
Mastercard, Inc., Class A	1,201,700	464,312,846
PayPal Holdings, Inc. (a)	1,717,580	295,320,705
Snowflake, Inc., Class A (a)	115,500	31,866,450
Visa, Inc., Class A	1,189,600	269,051,832
		1,060,551,833
Life Sciences Tools & Services 4.0%
Agilent Technologies, Inc.	1,667,300	232,288,236
Bio-Techne Corp.	458,100	172,433,421
IQVIA Holdings, Inc. (a)	697,500	170,817,750
		575,539,407
Machinery 2.9%
Deere & Co.	547,000	205,890,800
Parker-Hannifin Corp.	690,000	213,906,900
		419,797,700
Personal Products 1.5%
Estee Lauder Cos., Inc. (The), Class A	693,120	216,107,885
Pharmaceuticals 1.6%
Zoetis, Inc.	1,126,140	224,991,511
Professional Services 1.4%
CoStar Group, Inc. (a)	2,847,600	199,787,616
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (a)(b)	434,800	3,730,584
Road & Rail 1.4%
Union Pacific Corp.	803,600	196,520,380
Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc. (a)	1,132,100	129,342,425
Analog Devices, Inc.	1,385,840	227,236,185
ASML Holding NV (Registered)	499,470	338,241,084
NVIDIA Corp.	1,661,000	406,712,460
		1,101,532,154

	Shares	Value
Common Stocks
Software 22.6%
Adobe, Inc. (a)	680,210	$ 363,436,203
Atlassian Corp. plc, Class A (a)	644,850	209,150,649
Intuit, Inc.	466,410	258,964,824
Microsoft Corp.	5,049,430	1,570,271,741
salesforce.com, Inc. (a)	1,292,890	300,765,001
ServiceNow, Inc. (a)	494,410	289,615,490
Workday, Inc., Class A (a)	1,000,470	253,128,915
		3,245,332,823
Specialty Retail 1.8%
Lowe's Cos., Inc.	1,114,950	264,633,382
Textiles, Apparel & Luxury Goods 3.9%
Lululemon Athletica, Inc. (a)	611,000	203,927,360
NIKE, Inc., Class B	2,405,840	356,232,729
		560,160,089
Total Common Stocks (Cost $7,882,345,269)		14,307,028,409
Short-Term Investments 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 0.01% (c)(d)	83,023,917	83,023,917
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (d)(e)	1,962,023	1,962,023
Total Short-Term Investments (Cost $84,985,940)		84,985,940
Total Investments (Cost $7,967,331,209)	100.2%	14,392,014,349
Other Assets, Less Liabilities	(0.2)	(24,847,970)
Net Assets	100.0%	$ 14,367,166,379

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2022, the aggregate market value of securities on loan was $1,890,068; the total market value of collateral held by the Fund was $1,988,733. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $26,710. The Fund received cash collateral with a value of $1,962,023.
(c)	As of January 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(d)	Current yield as of January 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,307,028,409	$ —	$ —	$ 14,307,028,409
Short-Term Investments
Affiliated Investment Company	83,023,917	—	—	83,023,917
Unaffiliated Investment Company	1,962,023	—	—	1,962,023
Total Short-Term Investments	84,985,940	—	—	84,985,940
Total Investments in Securities	$ 14,392,014,349	$ —	$ —	$ 14,392,014,349

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The MainStay Funds
Notes to Portfolios of Investments January 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2022, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. No securities as of January 31, 2022 were fair valued utilizing significant unobservable inputs obtained from the pricing service.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay High Yield Corporate Bond Fund
Asset Class	Fair Value at 1/31/22*	Valuation Technique	Unobservable Inputs	Inputs/Range
Loan Assignments	$19,254,324	Market Approach	Lender Fee	1.00%
	15,747,993	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	389	Market Approach	Ownership % of equity interest	16.56%-39.70%
	28,012,700	Market Approach	EBITDA Multiple	6.00x-8.00x
	12,883,573	Market Approach	EBITDA Multiple	6.00x
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	31,483,010	Income Approach	Spread Adjustment	4.21%
	619,846	Market Approach	Liquidity discount	10.00%
Warrants	2,405,114	Market Approach	Implied Volatility	40.00%
	$110,406,949
* The table above does not include a level 3 investment that was valued by a broker. As of January 31, 2022, the value of this investment was $20,000,000. The inputs for this investment were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of January 31, 2022, and can change at any time. Illiquid investments as of January 31, 2022, are shown in the Portfolio of Investments.
Investments in Affiliates (in 000s) During the period ended January 31, 2022, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Income Builder Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 87,328	$ 127,700	$ (187,386)	$ —	$ —	$ 27,642	$ 2	$ —	27,642

MainStay WMC Enduring Capital Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,386	$ 19,624	$ (20,112)	$ —	$ —	$ 1,898	$ —(a)	$ —	1,898

(a)	Less than $500.

MainStay MacKay Convertible Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 113,964	$ 125,143	$ (209,268)	$ —	$ —	$ 29,839	$ 2	$ —	29,839

MainStay MacKay International Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 611	$ 15,502	$ (15,349)	$ —	$ —	$ 764	$ —(a)	$ —	764

(a)	Less than $500.

MainStay MacKay U.S. Infrastructure Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 44,540	$ 97,519	$ (106,592)	$ —	$ —	$ 35,467	$ 1	$ —	35,467

MainStay MacKay Strategic Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 53,259	$ 94,289	$ (81,262)	$ —	$ —	$ 66,286	$ 1	$ —	66,286

MainStay WMC Value Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,778	$ 62,103	$ (60,679)	$ —	$ —	$ 12,202	$ —(a)	$ —	12,202

(a)	Less than $500.

MainStay Winslow Large Cap Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 238,863	$ 1,226,556	$ (1,382,395)	$ —	$ —	$ 83,024	$ 3	$ —	83,024